Goldman Sachs Funds

TAXABLE INVESTMENT GRADE FUNDS

Semiannual Report April 30, 2002

Current income potential from

portfolios that invest in a

variety of fixed income securities.

Goldman Sachs

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Market Review

Dear Shareholder:

During the six-month reporting period, there have been indications that a global economic recovery is underway. While the overall fixed income markets were essentially flat during this period, they experienced periods of volatility, as investors weighed a number of competing factors affecting the financial markets

■	The U.S. Economy Turns the Corner —During the six-month period covered by this report, the economy has shown renewed signs of strength. As the period began, the memories of September 11 were still fresh in our minds, and hopes for a quick economic revival appeared unlikely. However, during the fourth quarter of 2001, the U.S. gross domestic product (GDP) grew at an annualized rate of 1.7%. This was largely due to gains in personal consumption, higher government spending, and an increase in net exports. Preliminary figures then showed that the economy expanded at a 5.8% rate during the first quarter of 2002.

The Federal Reserve Board (the “Fed”) held interest rates steady throughout much of the period, and shifted its bias from one of weakness to neutrality. As the period drew to a close, economic data gave rise to concerns that the recovery may be somewhat fragile and a rebound may be sluggish. A decline in consumer confidence, falling durable goods orders, poor performance in the stock markets, and high unemployment rates all contributed to the possibility that the U.S. recovery could be more moderate than was initially expected. In a speech to Congress, Fed Chairman Alan Greenspan implied that he wanted to see more robust economic conditions and a rebound in business investment before raising interest rates.

■	Despite Volatility, a Flat Bond Market — During the six-month period ended April 30, 2002, the overall U.S. bond market, as measured by the Lehman Brothers Aggregate Bond Index, was basically flat, as it returned –0.01%. Based on this performance, it may appear that the fixed income markets were tranquil, however, this was far from the case. The debt markets gyrated throughout the period, initially falling based on concerns that the Fed would have to raise interest rates sooner rather than later. In January and February of 2002 the market rallied, as many investors sought “safer havens” in the wake of the Enron debacle and falling stock prices. The debt markets were again weak in March of 2002, as positive economic news again led to interest rate concerns. As the period ended, bond prices again rose, as it appeared that the Fed was “on hold” for the immediate future.

We thank you for your investment and look forward to your continued confidence.

Sincerely,

David W. Blood Head, Goldman Sachs Asset Management	Jonathan Beinner CIO, Fixed Income Investments Goldman Sachs Asset Management

May 9, 2002

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

What Distinguishes Goldman Sachs’
Fixed Income Investing Process?

At Goldman Sachs Asset Management, the goal of our fixed income investment process is to provide consistent, strong performance by actively managing our portfolios within a research-intensive, risk-managed framework.

A key element of our fixed income investment philosophy is to evaluate the broadest global opportunity set, to capture relative value across sectors and instruments. Our globally integrated investment process involves managing dynamically along the risk/return spectrum, as we continue to develop value-added strategies through:

1	RIGOROUS SECURITY SELECTION

■	Assess relative value among sectors (such as mortgages and corporates) and sub-sectors

■	Leverage the vast resources of Goldman Sachs in selecting securities for each portfolio

2	PRECISE PORTFOLIO CONSTRUCTION

■	Team approach to decision making

■	Manage risk by avoiding significant sector and interest rate bets

■	Careful management of yield curve strategies — while closely managing portfolio duration

RESULT

Fixed Income portfolios that:

■	Include domestic and global investment options, tax-free income opportunities, and access to areas of specialization such as high yield

■	Capitalize on Goldman Sachs’ industry renowned credit research capabilities

■	Use a risk-managed framework to seek total return, recognizing the importance of investors’ capital accumulation goals as well as their need for income

FUND BASICS

Enhanced Income Fund

as of April 30, 2002

PERFORMANCE REVIEW

November 1, 2001–	Fund Total Return	30-Day	Six-Month	One-Year
April 30, 2002	(based on NAV)[1]	Standardized Yield[2]	U.S.Treasury[3]	U.S.Treasury[3]

Class A	1.42%	3.96%	1.13%	1.25%

Institutional	1.62	4.42	1.13	1.25

Administration	1.39	4.18	1.13	1.25

[1]	The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is compounded semiannually and then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.

[3]	The Six-Month U.S. Treasury Security and One-Year U.S. Treasury Note Index, as reported by Merrill Lynch, do not reflect any deduction for fees, expenses or taxes.

STANDARDIZED TOTAL RETURNS[4]

For the period ending 3/31/02	Class A	Institutional	Administration

One Year	3.51%	5.35%	5.09%

Since Inception	5.53	6.84	6.62

(8/2/00)

[4]	The Standardized Total Returns are average annual returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 1.5% for Class A Shares. Because Institutional and Administration Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

PORTFOLIO COMPOSITION AS OF 4/30/02[5]

Sector Allocation

Agency Debentures	36.2%

Corporate Bonds	31.1

Asset-Backed Securities	24.8

Cash Equivalents	4.1

U.S. Treasuries	2.0

[5]	Figures represent a percentage of net assets and may not sum to 100%. The Fund is actively managed and, as such, its composition may differ over time.

PORTFOLIO RESULTS

Enhanced Income Fund

Dear Shareholder,

We would like to take this opportunity to report on the performance of the Goldman Sachs Enhanced Income Fund for the six-month period that ended April 30, 2002.

Performance Review

Over the six-month period that ended April 30, 2002, the Fund’s Class A, Institutional, and Administration Shares generated cumulative total returns, without sales charges, of 1.42%, 1.62%, and 1.39%, respectively. These figures compare favorably to the 1.13% and 1.25% cumulative total returns of the Fund’s benchmarks, the Six-Month U.S. Treasury Security and the One Year U.S. Treasury Note Index, respectively.

Investment Objective

The Fund seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity. It is important to note that the Fund is not a money market fund and its net asset value will fluctuate.

Portfolio Composition

The Goldman Sachs Enhanced Income Fund targets a duration of nine months, with diversified holdings in high credit quality (minimum “A”) sectors including U.S. Treasuries, Agency, Corporate, Asset-Backed, and Money Market Instruments. As our outlook on the economy improved, we decreased the Fund’s duration. We also lowered the Fund’s exposure to agency debentures relative to investment grade corporates. By the end of the reporting period, the Fund had its largest weighting in Agency Debentures (36.2% of net assets), followed by Corporates (31.1%) and Asset-Backed Securities (24.8%).

Portfolio Outlook

Solid domestic sales growth, underpinned by strong consumer expectations and business confidence, suggests that the economic rebound will be sustained and boosted as the year progresses. Firm signs of a recovery overseas, especially in Europe and non-Japan Asia (but also increasingly in Japan), also provide a supportive foundation for a recovery in the U.S.

In normal cyclical fashion, we anticipate seeing increased signs of worsening producer inflation expectations, implied by sharply rising purchasing managers’ price indexes in the U.S., Europe, and the UK. We expect these signs to introduce a note of caution in policy setting and, as activity stabilizes, worsening inflation expectations imply tighter monetary policy. We still believe that the Federal Reserve Board will raise interest rates in mid/late summer. In fact, the market has recently embraced that timing, having previously discounted a move occurring as early as May of 2002.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income — Enhanced Income Management Team

May 9, 2002

FUND BASICS

Adjustable Rate Government Fund

as of April 30, 2002

PERFORMANCE REVIEW

November 1, 2001–	Fund Total Return	30-Day	Six-Month	One-Year
April 30, 2002	(based on NAV)[1]	Standardized Yield[2]	U.S.Treasury[3]	U.S.Treasury[3]

Class A	1.72%	3.21%	1.13%	1.25%

Institutional	1.81	3.66	1.13	1.25

Service	1.56	3.16	1.13	1.25

[1]	The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is compounded semiannually and then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.

[3]	The Six-Month U.S. Treasury Security and One-Year U.S. Treasury Note Index, as reported by Merrill Lynch, do not reflect any deduction for fees, expenses or taxes.

STANDARDIZED TOTAL RETURNS[4]

For the period ending 3/31/02	Class A	Institutional	Service

One Year	3.71%	5.73%	5.20%

Five Years	5.01	5.74	5.20

Ten Years	N/A	5.42	N/A

Since Inception	5.36	5.54	5.20

	(5/15/95)	(7/17/91)	(3/27/97)

[4]	The Standardized Total Returns are average annual returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 1.5% for Class A Shares. Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

PORTFOLIO COMPOSITION AS OF 4/30/02[5]

Sector Allocation

Adjustable Rate Mortgage Securities	38.6%

Cash Equivalents	19.0

Collateralized Mortgage Obligations	17.2

Fixed Rate Pass-Throughs	14.4

Agency Debentures	7.5

U.S. Treasuries	2.3

[5]	Figures represent a percentage of net assets and may not sum to 100%. The Fund is actively managed and, as such, its composition may differ over time.

PORTFOLIO RESULTS

Adjustable Rate Government Fund

Dear Shareholder:

We would like to take this opportunity to report on the performance of the Goldman Sachs Adjustable Rate Government Fund for the six-month period that ended April 30, 2002.

Performance Review

Over the six-month period that ended April 30, 2002, the Fund’s Class A, Institutional, and Service Shares generated cumulative total returns, without sales charges, of 1.72%, 1.81%, and 1.56%, respectively. These returns compare favorably to the 1.13% and 1.25% cumulative total returns of the Fund’s benchmarks, the Six-Month U.S. Treasury Security and the One-Year U.S. Treasury Note Index, respectively.

Investment Objective

The Fund seeks a high level of current income consistent with low volatility of principal, primarily through investments in securities issued by the U.S. government, its agencies, instrumentalities or sponsored enterprises. Such issues include adjustable rate mortgage pass-through securities and other mortgage securities with periodic interest rate resets.

Portfolio Composition

Over the period under review, our bias in mortgage pass-throughs tended to be toward shorter-duration securities relative to longer duration. As prepayment concerns diminished, the Fund’s exposure to collateralized mortgage obligations increased relative to pass-throughs. As our outlook on the economy improved, we decreased the Fund’s duration. These strategies benefited performance over the period.

Portfolio Highlights

■	Adjustable Rate Mortgage Securities (ARMS) — 66.8% on October 31, 2001 to 38.6% on April 30, 2002.

■	Collateralized Mortgage Obligations (CMO) — 8.9% on October 31, 2001 to 17.2% on April 30, 2002.

■	Fixed Rate Pass-Throughs — 1.9% on October 31, 2001 to 14.4% on April 30, 2002.

The Fund’s strategy of emphasizing securities such as collateralized mortgage obligations with pre-payment protection enhanced performance during the reporting period.

The Fund’s reduced allocation to adjustable rate mortgages during the period was due to increased call risk. FNMA exercised clean-up call provisions on select mortgage-backed securities (MBS) pools, which adversely impacted premium bonds. Due to investors’ concerns and market confusion, FNMA rescinded the MBS clean-up call provision, and announced the elimination of the clean-up call provision on all of their MBS. The Fund will seek to tactically increase its MBS weight in the near term.

PORTFOLIO RESULTS

Portfolio Outlook

Solid domestic sales growth, underpinned by strong consumer expectations and business confidence, suggests that the economic rebound will be sustained and boosted as the year progresses. Firm signs of a recovery overseas, especially in Europe and non-Japan Asia (but also increasingly in Japan), also provide a supportive foundation for a recovery in the U.S.

In normal cyclical fashion, we anticipate seeing increased signs of worsening producer inflation expectations, implied by sharply rising purchasing managers’ price indexes in the U.S., Europe, and the UK. We expect these signs to introduce a note of caution in policy setting and, as activity stabilizes, worsening inflation expectations imply tighter monetary policy. We still believe that the Federal Reserve Board will raise interest rates in mid/late summer. In fact, the market has recently embraced that timing, having previously discounted a move occurring as early as May of 2002.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income Investment Management Team

May 9, 2002

FUND BASICS

Short Duration Government Fund

as of April 30, 2002

PERFORMANCE REVIEW

November 1, 2001–	Fund Total Return	30-Day	2-Year U.S.
April 30, 2002	(based on NAV)[1]	Standardized Yield[2]	Treasury Security[3]

Class A	1.40%	3.84%	0.83%

Class B	1.01	3.33	0.83

Class C	0.94	3.17	0.83

Institutional	1.61	4.32	0.83

Service	1.26	3.83	0.83

[1]	The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is compounded semiannually and then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.

[3]	The 2-Year U.S. Treasury Security, as reported by Merrill Lynch, does not reflect any deduction for fees, expenses or taxes.

STANDARDIZED TOTAL RETURNS[4]

For the period ending 3/31/02	Class A	Class B	Class C	Institutional	Service

One Year	3.92%	3.35%	4.15%	6.49%	5.97%

Five Years	N/A	N/A	N/A	6.57	6.02

Ten Years	N/A	N/A	N/A	6.18	N/A

Since Inception	5.64	5.45	5.06	6.89	6.03

	(5/1/97)	(5/1/97)	(8/15/97)	(8/15/88)	(4/10/96)

[4]	The Standardized Total Returns are average annual returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 2% for Class A Shares, the assumed deferred sales charge for Class B Shares (2% maximum declining to 0% after three years) and the assumed deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.
Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

PORTFOLIO COMPOSITION AS OF 4/30/02[5]

Sector Allocation

Agency Debentures	27.5%

Collateralized Mortgage Obligations	25.2

Fixed Rate Pass-Throughs	24.6

U.S. Treasuries	16.9

Adjustable Rate Mortgage Securities	6.5

Cash Equivalents	5.8

5     Figures represent a percentage of net assets and may not sum to 100%. The Fund is actively managed and, as such, its composition may differ over time.

PORTFOLIO RESULTS

Short Duration Government Fund

Dear Shareholder:

We would like to take this opportunity to report on the performance of the Goldman Sachs Short Duration Government Fund for the six-month period that ended April 30, 2002.

Performance Review

Over the six-month period that ended April 30, 2002, the Fund’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns, without sales charges, of 1.40%, 1.01%, 0.94%, 1.61%, and 1.26%, respectively. These returns compare favorably to the 0.83% cumulative total return of the Fund’s benchmark, the Two-Year U.S. Treasury Security.

Investment Objective

The Fund seeks a high level of current income and, secondarily, in seeking current income, may also consider the potential for capital appreciation, primarily through investing in U.S. government securities and repurchase agreements collateralized by such securities.

Portfolio Composition

Over the period, the Fund benefited from its allocations in high quality securities with attractive risk/return characteristics. The Fund’s bias in mortgage pass-throughs tended to be toward shorter-duration securities relative to longer duration. Moreover, the Fund’s duration relative to its Index was decreased, reflecting our positive outlook for an economic recovery. These strategies enhanced the portfolio’s performance over the period.

Portfolio Highlights

■	Collateralized Mortgage Obligations (CMOs) — 23.9% on October 31, 2001 to 25.2% on April 30, 2002.

■	Fixed Rate Pass-Throughs — 32.1% on October 31, 2001 to 24.6% on April 30, 2002.

■	Adjustable Rate Mortgage Securities (ARMS) — 8.3% on October 31, 2001 to 6.5% on April 30, 2002.

■	Agency Debentures — 24.6% on October 31, 2001 to 27.5% on April 30, 2002.

The Fund’s continued emphasis on sectors such as agency debentures and 15-year mortgage pass-throughs enhanced results, as these securities performed relatively better than other types of mortgage securities in the falling interest rate environment.

PORTFOLIO RESULTS

Portfolio Outlook

Solid domestic sales growth, underpinned by strong consumer expectations and business confidence, suggests that the economic rebound will be sustained and boosted as the year progresses. Firm signs of a recovery overseas, especially in Europe and non-Japan Asia (but also increasingly in Japan), also provide a supportive foundation for a recovery in the U.S.

In normal cyclical fashion, we anticipate seeing increased signs of worsening producer inflation expectations, implied by sharply rising purchasing managers’ price indexes in the U.S., Europe, and the UK. We expect these signs to introduce a note of caution in policy setting and, as activity stabilizes, worsening inflation expectations imply tighter monetary policy. We still believe that the Federal Reserve Board will raise interest rates in mid/late summer. In fact, the market has recently embraced that timing, having previously discounted a move occurring as early as May of 2002.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income Investment Management Team

May 9, 2002

FUND BASICS

Government Income Fund

as of April 30, 2002

PERFORMANCE REVIEW

November 1, 2001–	Fund Total Return	30-Day	Lehman Govt./
April 30, 2002	(based on NAV)[1]	Standardized Yield[2]	Mortgage Index[3]

Class A	0.23%	4.74%	0.10%

Class B	–0.14	4.22	0.10

Class C	–0.14	4.22	0.10

Institutional	0.43	5.37	0.10

Service	0.25	4.87	0.10

[1]	The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is compounded semiannually and then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.

[3]	The Lehman Brothers Mutual Fund Government/Mortgage Index, an unmanaged index, does not reflect any deduction for fees, expenses or taxes.

STANDARDIZED TOTAL RETURNS[4]

For the period ending 3/31/02	Class A	Class B	Class C	Institutional	Service

One Year	0.35%	–0.84%	3.26%	5.58%	4.99%

Five Years	6.15	5.92	N/A	N/A	6.99

Since Inception	6.14	6.01	5.72	6.92	6.60

	(2/10/93)	(5/1/96)	(8/15/97)	(8/15/97)	(2/10/93)[5]

[4]	The Standardized Total Returns are average annual returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 4.5% for Class A Shares, the assumed deferred sales charge for Class B Shares (5% maximum declining to 0% after six years), and the assumed deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

[5]	Performance data for Service shares prior to 8/15/97 (commencement of operations) is that of Class A Shares (excluding the impact of front-end sales charges applicable to Class A Shares since Service Shares are not subject to any sales charges). Performance of Class A Shares in the Fund reflects the expenses applicable to the Fund’s Class A Shares. The fees applicable to Service Shares are different from those applicable to Class A Shares which impact performance ratings and rankings for a class of shares.

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

PORTFOLIO COMPOSITION AS OF 4/30/02[6]

Sector Allocation

Mortgage-Backed Obligations	58.7%

U.S. Treasuries	18.6

Cash Equivalents	16.7

Agency Debentures	6.2

Asset-Backed Securities	5.8

Municipal Bonds	0.9

[6]	Figures represent a percentage of net assets and may not sum to 100% . The Fund is actively managed and, as such, its composition may differ over time.

PORTFOLIO RESULTS

Government Income Fund

Dear Shareholder:

We would like to take this opportunity to report on the performance of the Goldman Sachs Government Income Fund for the six-month period that ended April 30, 2002.

Performance Review

Over the six-month period that ended April 30, 2002, the Fund’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns, without sales charges, of 0.23%, –0.14%, –0.14%, 0.43%, and 0.25%, respectively. These returns compare to the 0.10% cumulative total return of the Fund’s benchmark, the Lehman Brothers Mutual Fund Government/Mortgage Index.

Investment Objective

The Fund seeks a high level of current income consistent with safety of principal, primarily through investing in U.S. government securities and repurchase agreements collateralized by such securities.

Portfolio Composition

During the period, we maintained our strategy of focusing on sectors and securities that we believe will generate a competitive total rate of return relative to the benchmark. We engaged in some profit-taking in mortgage pass-throughs, reducing exposure relative to commercial mortgage-backed securities and Treasuries. The Fund’s duration relative to its Index was decreased, reflecting our positive outlook for an economic recovery. These strategies benefited the Fund over the period.

Portfolio Highlights

■	Mortgage-Backed Securities (MBS) — 74.2% on October 31, 2001 to 58.7% on April 30, 2002.

■	U.S.Treasuries — 11.9% on October 31, 2001 to 18.6% on April 30, 2002.

■	Asset-Backed Securities (ABS) — 5.2% on October 31, 2001 to 5.8% on April 30, 2002.

■	Agency Debentures — 9.1% on October 31, 2001 to 6.2% on April 30, 2002.

The Fund’s exposure to mortgage-backed securities was lowered significantly in favor of issues that were less susceptible to pre-payment risk. In particular, the Fund’s emphasis on 15-year versus 30-year mortgage-backed securities and its asset-backed holdings enhanced results.

PORTFOLIO RESULTS

Portfolio Outlook

Solid domestic sales growth, underpinned by strong consumer expectations and business confidence, suggests that the economic rebound will be sustained and boosted as the year progresses. Firm signs of a recovery overseas, especially in Europe and non-Japan Asia (but also increasingly in Japan), also provide a supportive foundation for a recovery in the U.S.

In normal cyclical fashion, we anticipate seeing increased signs of worsening producer inflation expectations, implied by sharply rising purchasing managers’ price indexes in the U.S., Europe, and the UK. We expect these signs to introduce a note of caution in policy setting and, as activity stabilizes, worsening inflation expectations imply tighter monetary policy. We still believe that the Federal Reserve Board will raise interest rates in mid/late summer. In fact, the market has recently embraced that timing, having previously discounted a move occurring as early as May of 2002.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income Investment Management Team

May 9, 2002

FUND BASICS

Core Fixed Income Fund

as of April 30, 2002

PERFORMANCE REVIEW

November 1, 2001–	Fund Total Return	30-Day	Lehman Aggregate
April 30, 2002	(based on NAV)[1]	Standardized Yield[2]	Bond Index[3]

Class A	0.00%	5.64%	–0.01%

Class B	–0.47	5.16	–0.01

Class C	–0.47	5.16	–0.01

Institutional	0.20	6.31	–0.01

Service	–0.05	5.81	–0.01

[1]	The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is compounded semiannually and then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.

[3]	The Lehman Brothers Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment grade corporate bonds, and mortgage-backed and asset-backed securities. The Index figures do not reflect any deduction for fees, expenses or taxes.

STANDARDIZED TOTAL RETURNS[4]

For the period ending 3/31/02	Class A	Class B	Class C	Institutional	Service

One Year	0.58%	–0.57%	3.61%	5.76%	5.24%

Five Years	N/A	N/A	N/A	7.40	6.87

Since Inception	5.81	5.63	5.59	6.72	6.51

	(5/1/97)	(5/1/97)	(8/15/97)	(1/5/94)	(3/13/96)

[4]	The Standardized Total Returns are average annual returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 4.5% for Class A Shares, the assumed deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

PORTFOLIO COMPOSITION AS OF 4/30/02[5]

Sector Allocation

Mortgage-Backed Obligations	46.7%

Corporate Bonds	36.4

U.S. Treasuries	14.5

Asset-Backed Securities	9.1

Cash Equivalents	5.7

Agency Debentures	0.7

Emerging Market Debt	0.7

Sovereign Credit	0.2

[5]	Figures represent a percentage of net assets and may not sum to 100%. The Fund is actively managed and, as such, its composition may differ over time.

PORTFOLIO RESULTS

Core Fixed Income Fund

Dear Shareholder,

We would like to take this opportunity to report on the performance of the Goldman Sachs Core Fixed Income Fund for the six-month period that ended April 30, 2002.

Performance Review

Over the six-month period that ended April 30, 2002, the Fund’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns, without sales charges, of 0.00%, –0.47%, –0.47%, 0.20%, and –0.05%, respectively. These returns compare to the –0.01% cumulative total return of the Fund’s benchmark, the Lehman Brothers Aggregate Bond Index.

Investment Objective

The Fund seeks total return consisting of capital appreciation and income that exceeds that of the Lehman Brothers Aggregate Bond Index, primarily through fixed income securities, including securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises, corporate debt securities, mortgage-backed securities and asset-backed securities.

Portfolio Composition

During the period, we maintained our strategy of focusing on sectors and securities that we believe will generate a competitive total rate of return relative to the benchmark. As of November 1, 2001, the Fund’s duration was marginally longer relative to its Index. However, as the economic outlook improved, the position was moved to approximately neutral in January of 2002 and shifted further to a short position in early March of 2002. The timing for the March 2002 trade was opportune because it immediately preceded Federal Reserve Board Chairman Alan Greenspan’s speech in which he stated that the economic recovery was “clearly underway.”

Throughout the period, the Fund was heavily overweight in 15-year relative to 30-year pass-throughs and commercial mortgage-backed securities relative to agencies. The Fund’s exposure to Treasury Inflation Protected Securities (TIPS) also impacted performance, given the recent strength in economic data, rise in energy prices, and positive seasonal factors.

The Fund added exposure in select corporate names where our analysis indicated that spread widening reflected fear rather than fundamentals. The heaviest addition from a sector standpoint was in Telecommunications, where we saw some exceptional opportunities in names that were unduly impacted in sympathy with dramatic sector moves. We also did some profit-taking in sectors such as REITs, Food, and Banks, in favor of attractive opportunities in the new issue market.

PORTFOLIO RESULTS

Portfolio Highlights

■	Mortgage-Backed Securities (MBS) — 52.3% on October 31, 2001 to 46.7% on April 30, 2002.

■	Corporate Bonds — 31.9% on October 31, 2001 to 36.4% on April 30, 2002.

■	Asset-Backed Securities (ABS) —4.2% on October 31, 2001 to 9.1% on April 30, 2002.

■	U.S.Treasuries — 11.6% on October 31, 2001 to 14.5% on April 30, 2002.

■	Emerging Market Debt (EMD) — 0.5% on October 31, 2001 to 0.7% on April 30, 2002.

Throughout the period, the Fund was heavily overweight in 15-year relative to 30-year pass-throughs and commercial mortgage-backed securities relative to agencies. The Fund’s exposure to Treasury Inflation Protected Securities (TIPS) also impacted performance, given the recent strength in economic data, rise in energy prices, and positive seasonal factors.

Portfolio Outlook

Solid domestic sales growth, underpinned by strong consumer expectations and business confidence, suggests that the economic rebound will be sustained and boosted as the year progresses. Firm signs of a recovery overseas, especially in Europe and non-Japan Asia (but also increasingly in Japan), also provide a supportive foundation for a recovery in the U.S.

In normal cyclical fashion, we anticipate seeing increased signs of worsening producer inflation expectations, implied by sharply rising purchasing managers’ price indexes in the U.S., Europe, and the UK. We expect these signs to introduce a note of caution in policy setting and as activity stabilizes, worsening inflation expectations imply tighter monetary policy. We still believe that the Federal Reserve Board will raise interest rates in mid/late summer. In fact, the market has recently embraced that timing, having previously discounted a move occurring as early as May.

Goldman Sachs U.S. Fixed Income Investment Management Team

May 9, 2002

FUND BASICS

Global Income Fund

as of April 30, 2002

PERFORMANCE REVIEW

November 1, 2001–	Fund Total Return	30-Day	JPM Global Govt.
April 30, 2002	(based on NAV)[1]	Standardized Yield[2]	Bond Index[3]

Class A	–1.63%	3.49%	–1.12%

Class B	–1.87	3.16	–1.12

Class C	–1.81	3.15	–1.12

Institutional	–1.24	4.31	–1.12

Service	–1.56	3.81	–1.12

[1]	The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is compounded semiannually and then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.

[3]	The J.P. Morgan Global Government Bond Index (hedged), an unmanaged index, does not reflect any deduction for fees, expenses or taxes.

STANDARDIZED TOTAL RETURNS[4]

For the period ending 3/31/02	Class A	Class B	Class C	Institutional	Service

One Year	–3.27%	–4.22%	–0.25%	1.91%	1.47%

Five Years	5.12	5.12	N/A	6.76	6.21

Ten Years	6.69	N/A	N/A	N/A	7.25

Since Inception	6.54	5.89	5.13	7.84	7.06

	(8/2/91)	(5/1/96)	(8/15/97)	(8/1/95)	(8/2/91)[5]

[4]	The Standardized Total Returns are average annual returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 4.5% for Class A Shares, the assumed deferred sales charge for Class B Shares (5% maximum declining to 0% after six years), and the assumed deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns
[5]	Performance data for Service Shares prior to 3/12/97 (commencement of operations) is that of Class A Shares (excluding the impact of front-end sales charges applicable to Class A Shares since Service Shares are not subject to any sales charges). Performance of Class A Shares in the Fund reflects the expenses applicable to the Fund’s Class A Shares. The fees applicable to Service Shares are different from those applicable to Class A Shares which impact performance ratings and rankings for a class of shares
Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares

TOP POSITIONS AS OF 4/30/02[6]

Bond Denomination

U.S. Dollar	37.6%	Danish Krone	2.8%

Euro Currency	29.2	Canadian Dollar	2.4

Japanese Yen	11.1	Polish Zloty	2.1

Great Britain Pound	5.5	Swedish Krona	1.9

Australian Dollar	3.9	German Mark	1.3

[6]	Figures represent a percentage of net assets and may not sum to 100%. The Fund is actively managed and, as such, its composition may differ over time.

PORTFOLIO RESULTS

Global Income Fund

Dear Shareholder:

We would like to take this opportunity to report on the performance of the Goldman Sachs Global Income Fund for the six-month period that ended April 30, 2002.

Performance Review

Over the six-month period that ended April 30, 2002, the Fund’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns, without sales charges, of –1.63%, –1.87%, –1.81%, –1.24%, and –1.56%, respectively. These returns compare to the –1.12% cumulative total return of the Fund’s benchmark, the JP Morgan Global Government Bond Index (hedged).

Investment Objective

The Fund seeks a high total return emphasizing current income and to a lesser extent providing opportunities for capital appreciation through investments in a globally diversified portfolio of investment grade fixed income securities.

Portfolio Positioning

As the reporting period began, we believed that the Eurozone markets were underestimating the severity of the economic shock following the tragic events of September 11. As such, the Fund’s portfolio was positioned for yields to fall, based on expectations that the European Central Bank (ECB) would relax its relatively tight monetary stance. The Fund closed this long-duration position towards the end of 2001, as greater weakness in the European economy became priced into the market view.

The Fund also initiated a long-duration position in the U.S. to take advantage of a sell-off in U.S. Treasuries that took place in November. We believed this was unwarranted, given the uncertain economic outlook. We also initiated a long-duration position in Canada relative to the UK, where the growth outlook appeared stronger. These positions were partly offset by an underweight position in Japan, which was driven by unattractive yield levels among short-dated bonds.

As the new year dawned, it became increasingly clear that economic data was pointing to more than just mere catch-up from September 11. Given the more positive outlook, we sold the Fund’s long U.S. and long U.S./short Europe positions. We also eliminated its short Japan/ long Europe position, after the spread narrowed towards the end of 2001. We did, nevertheless, maintain the Fund’s outright short duration position in Japan, given our assessment of the weak Japanese economy and the relative unattractiveness of their government bond yields. We temporarily closed the position in March of 2002, as the strong performance of the Nikkei and the strength of the yen relieved pressure on financial institutions to liquidate government positions before the end of the fiscal year. Indeed, the Japanese market rallied strongly in March of 2002, and we reinstated the Fund’s short position at the end of that month.

PORTFOLIO RESULTS

As the first quarter progressed, economic data from the U.S. became increasingly strong. In response, we began to further express our bearish outlook on the U.S. bond market. We first implemented a short-duration position relative to Europe in February of 2002 and then, in March of 2002, moved to an outright short duration in the U.S., as well as short relative to Australia and Canada. These positions contributed positively to performance in March of 2002, as the U.S. markets anticipated an early rise in interest rates. A spat of more economic data in April of 2002 prompted the markets to become less fearful of monetary tightening and bond yields fell, which detracted from Fund returns relative to its benchmark.

We maintained the Fund’s overweight position in corporate credit over the period. Corporate bond valuations continue to be compelling and we expect volatility to gradually subside, allowing spreads to tighten on improving credit fundamentals and moderated supply. We believe that credit quality will improve as companies continue to reduce/restructure their debt burden. The current low interest rate environment provides additional support for corporate bonds, as investors are drawn to the attractive yield advantages, especially among single-A and triple-B credit categories. The Fund’s main overweight positions during the period were in the Telecommunication and Finance sectors, although we moderated these in February and March of 2002 in favor of industrial cyclical bonds, including the Auto sector.

Enron was the landmark credit event during the period. While the Fund was not exposed to Enron, its impact raised credit concerns and market volatility among a number of other corporate issues, especially in the months of February and April of 2002. For example, the Fund’s holding in Tyco came under close scrutiny by the markets, as investors became suspicious of any “acquisitive” corporate conglomerate.

Portfolio Outlook

Leading indicators point to a strong and sustained rebound in global industrial activity. In conventional cyclical fashion, this can be expected to stimulate a business investment recovery, inventory restocking and consumer demand. We believe that Healthy Goods sector growth will place marginal upward pressure on commodity prices and create supply-side tightness. This scenario could lead to producer inflation expectations and prompt monetary policy tightening to avert transmission through to consumer prices. In the same way that higher oil prices and tighter policy precipitated the slowdown, and equity markets responded accordingly, monetary and fiscal easing, together with lower oil prices, provide the most stimulative policy environment in the post war period.

As such, we see global growth heading towards a 3%+ rate in coming quarters, with U.S. growth at 4% and Europe closer to 2%. We feel that monetary and fiscal conditions are overly accommodative and expect to see central banks respond with tighter monetary policy over the next 12-18 months. At present, we believe the bond markets are discounting an insufficiently aggressive policy response.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Global Fixed Income Investment Management Team

May 9, 2002

GOLDMAN SACHS ENHANCED INCOME FUND

Performance Summary
April 30, 2002 (Unaudited)

The following graph shows the value as of April 30, 2002, of a $10,000 investment made on August 2, 2000 (commencement of operations) in the Institutional Shares of the Goldman Sachs Enhanced Income Fund. For comparative purposes, the performance of the Fund’s benchmarks, the Six-Month U.S. Treasury Security and One-Year U.S. Treasury Note Index (“Six-Month T-Bill/ One-Year T-Note Index”), as well as the Lehman Brothers Mutual Fund Short (1-2) U.S. Government Index (“Lehman 1-2 Index”), is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance of Class A and Administration Shares will vary from Institutional Shares due to differences in fees and loads.

Enhanced Income Fund’s Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested August 2, 2000 to April 30, 2002.

Average Annual Total Return through April 30, 2002	Since Inception	One Year	Six Months*

Class A (commenced August 2, 2000)
Excluding sales charges	6.41%	4.87%	1.42%
Including sales charges	5.51%	3.35%	-0.14%

Institutional Class (commenced August 2, 2000)	6.83%	5.29%	1.62%

Administration Class (commenced August 2, 2000)	6.55%	4.93%	1.39%

*	Not annualized.

 GOLDMAN SACHS ENHANCED INCOME FUND

Statement of Investments
April 30, 2002 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Agency Debentures – 36.2%

African Development Bank
$4,900,000	6.25%		10/28/2002	$4,990,650
3,500,000	6.50		03/15/2004	3,677,348
1,000,000	6.75		10/01/2004	1,062,127
Asian Development Bank
2,880,000	6.50		09/21/2002	2,922,336
Council of Europe
1,000,000	6.38		09/17/2002	1,015,366
European Investment Bank
5,000,000	8.25		12/20/2004	5,490,770
Export Development Corp.
5,500,000	6.00		05/13/2003	5,683,249
Federal Farm Credit Bank
7,000,000	5.10		04/26/2004	7,225,400
5,000,000	5.45		01/19/2005	5,191,800
6,000,000	5.70		06/08/2006	6,167,412
6,500,000	6.60		07/07/2006	6,911,225
9,000,000	5.52		07/17/2006	9,172,620
Federal Home Loan Banks
2,000,000	5.23	#	09/08/2003	2,024,676
1,000,000	5.23		11/07/2003	1,000,520
1,000,000	5.38		01/05/2004	1,035,720
5,000,000	7.80		05/16/2005	5,256,740
8,000,000	6.50		11/15/2005	8,552,400
62,500,000 ^	5.38		05/15/2006	64,168,749
7,000,000	5.50		07/19/2006	7,178,066
25,000,000	4.30		10/30/2006	24,491,300
Federal Home Loan Mortgage Corp.
9,000,000	3.58		01/16/2004	9,041,994
4,775,000	3.00		01/30/2004	4,738,429
2,000,000	5.25		02/15/2004	2,061,524
4,455,000	6.31		02/26/2004	4,674,203
7,000,000	5.20		06/04/2004	7,020,188
8,000,000	3.82		07/22/2004	8,016,976
10,000,000	4.88		08/02/2004	10,071,153
12,000,000	4.75		08/23/2004	12,099,422
10,000,000	4.45		12/28/2004	10,069,429
9,000,000	4.44		01/24/2005	9,064,602
12,000,000	4.63		04/11/2005	12,101,306
10,000,000	4.55		12/05/2005	9,993,960
19,000,000	4.91		12/20/2005	19,122,342
10,585,000	4.90		01/30/2006	10,639,375
17,355,000	4.75		02/06/2006	17,361,963
6,000,000	5.25		04/18/2006	6,048,420
6,550,000	6.75		05/30/2006	7,065,157
9,000,000	5.38		08/16/2006	9,113,490
7,000,000	4.66		10/18/2006	6,930,567
10,000,000	4.65		11/06/2006	9,858,823
15,000,000	5.13		02/13/2007	15,063,600
Federal National Mortgage Association
15,000,000	2.83		11/21/2003	14,906,670
5,000,000	5.00		12/11/2003	5,016,155
3,000,000	5.50		02/27/2004	3,032,882
15,000,000	5.05		04/08/2004	15,187,177
2,400,000	5.74		05/06/2004	2,401,251
15,950,000	3.80		06/18/2004	15,938,616
12,000,000	4.00		07/08/2004	12,033,320
6,000,000	4.65		08/27/2004	6,103,158
2,500,000	3.75		10/15/2004	2,485,833
10,000,000	3.80		11/05/2004	9,945,240
6,000,000	3.88		11/15/2004	5,996,634
5,000,000	6.52		12/13/2004	5,129,665
5,000,000	7.88		02/24/2005	5,515,070
3,000,000	7.65		03/10/2005	3,282,188
20,000,000	5.00		09/19/2005	20,269,291
9,000,000	6.92		11/08/2005	9,216,902
41,700,000	3.88		11/21/2005	40,732,770
36,000,000	4.80		02/13/2006	36,161,028
25,000,000	4.50		03/20/2006	24,859,950
10,000,000	5.55		04/04/2006	10,205,920
10,000,000	4.95		05/08/2006	10,076,420
11,000,000	5.63		06/20/2006	11,232,081
10,000,000	5.50		07/18/2006	10,175,300
27,000,000	4.88		03/11/2007	26,723,826
FICO Strip°
3,073,000	5.26		04/05/2006	2,549,616
Government Backed Trust°
5,613,000	3.63		11/15/2003	5,364,035
Government Trust Certificates°
3,000,000	3.63		11/15/2003	2,866,935
5,000,000	4.41		05/15/2004	4,633,385
6,187,000	4.77		11/15/2004	5,570,131
Instituto de Credito Oficial
3,500,000	7.00		05/03/2002	3,500,466
Inter-American Development Bank
5,000,000	6.13		10/04/2002	5,084,590
1,000,000	6.25		04/15/2006	1,069,419
KFW International Finance, Inc.
11,000,000	5.63		02/18/2003	11,269,016
1,000,000	5.00		11/25/2003	1,026,731
4,650,000	8.25		11/30/2004	5,117,209
Kingdom of Denmark
1,500,000	6.88		10/03/2002	1,529,174
Republic of Italy
5,000,000	6.00		09/27/2003	5,208,871
7,000,000	5.00		11/20/2003	7,178,990
5,000,000	5.25		01/16/2004	5,154,149
The International Bank for Reconstruction and Development
2,000,000	4.00	#	07/16/2003	2,007,800
2,700,000	6.20		09/08/2003	2,815,544
6,000,000	6.00		03/24/2004	6,253,146

TOTAL AGENCY DEBENTURES
(Cost $753,367,777)				$758,201,951

Asset-Backed Securities – 24.8%

Auto – 23.4%
Americredit Automobile Receivables Trust Series 1999-D, Class A3
$6,250,000	7.02%		12/12/2005	$6,498,389
Americredit Automobile Receivables Trust Series 2000-A, Class A4
18,800,000	7.29		12/12/2006	19,865,967
Americredit Automobile Receivables Trust Series 2000-C, Class A3
10,000,000	7.05		02/12/2005	10,260,660
Americredit Automobile Receivables Trust Series 2000-D, Class A3
10,000,000	6.74		02/05/2005	10,333,230
Americredit Automobile Receivables Trust Series 2002-1, Class A3
9,000,000	4.23		10/06/2006	9,077,737
ANRC Auto Owner Trust Series 1999-A, Class A4
4,400,000	6.94		04/17/2006	4,516,500

20       The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities – (continued)

Auto – (continued)
Associates Automobile Receivables Trust Series 2000-2, Class A3
$2,606,848	6.82%	02/15/2005	$2,659,428
Capital One Auto Finance Trust Series 2001-A, Class A3
23,340,000	4.83	09/15/2005	23,832,320
CPS Auto Receivables Trust Series 2001-A, Class A1†
7,018,204	4.37	09/15/2005	7,097,159
CPS Auto Receivables Trust Series 2002-A, Class A1
6,381,886	3.74	01/15/2006	6,429,750
Daimlerchrysler Auto Trust Series 2000-B, Class A4
7,500,000	7.63	06/08/2005	7,927,476
Daimlerchrysler Auto Trust Series 2000-D, Class A2
390,719	6.70	06/08/2003	390,974
Daimlerchrysler Auto Trust Series 2000-D, Class A3
43,500,000	6.66	01/08/2005	44,779,113
Daimlerchrysler Auto Trust Series 2000-D, Class A4
15,000,000	6.70	03/08/2006	15,840,997
Daimlerchrysler Auto Trust Series 2001-D, Class A3
17,000,000	3.15	11/06/2005	16,966,413
Duck Auto Grantor Trust Series 2001-C, Class A†
7,625,540	3.44	05/15/2006	7,661,288
Duck Auto Grantor Trust Series 2002-A, Class A1†#
21,088,110	4.16	02/15/2007	21,331,952
First Security Auto Owner Trust Series 2000-1, Class A3
10,352,136	7.30	07/15/2004	10,510,569
Ford Credit Auto Owner Trust Series 2000-A, Class A4
12,624,591	7.09	11/17/2003	12,866,690
Ford Credit Auto Owner Trust Series 2000-C, Class A4
3,511,304	7.24	02/15/2004	3,596,208
Ford Credit Auto Owner Trust Series 2000-E, Class A4
16,347,526	6.74	06/15/2004	16,762,712
Ford Credit Auto Owner Trust Series 2000-G, Class A4
24,000,000	6.62	07/15/2004	24,674,669
Ford Credit Auto Owner Trust Series 2001-B, Class A5
6,500,000	5.36	06/15/2005	6,707,722
Franklin Auto Trust Series 2001-2, Class A3
14,000,000	3.77	02/20/2006	14,093,519
Long Beach Auto Receivables Trust Series 2001-A, Class A3†
17,500,000	5.20	03/31/2006	17,915,625
Long Beach Auto Receivables Trust Series 2001-B, Class A3†
16,000,000	3.94	10/13/2006	16,125,008
MFN Auto Receivables Trust Series 2002-A, Class A1†
18,784,950	3.81	01/15/2005	18,937,578
Nissan Auto Receivables Owner Trust Series 2000-A, Class A4
6,000,000	7.17	08/16/2004	6,238,969
Nissan Auto Receivables Owner Trust Series 2001-C, Class A3
10,000,000	4.31	05/16/2005	10,163,612
Onyx Acceptance Auto Trust Series 2001-D, Class A3
10,000,000	3.63	12/15/2005	10,060,879
Onyx Acceptance Auto Trust Series 2002-A, Class A3
15,000,000	3.75	04/15/2006	15,071,345
PeopleFirst.com Auto Receivables Owner Trust Series 2000-1, Class A4
4,400,000	7.41	12/15/2006	4,602,668
Union Acceptance Corp. Series 1999-C, Class A4
5,250,000	6.82	01/09/2006	5,443,231
Union Acceptance Corp. Series 2000-D, Class A3
9,259,466	6.72	10/11/2005	9,521,703
WFS Financial Owner Trust Series 2000-A, Class A3
1,105,875	7.22	09/20/2004	1,129,323
WFS Financial Owner Trust Series 2000-D, Class A3
5,277,889	6.83	07/20/2005	5,429,675
WFS Financial Owner Trust Series 2002-1, Class A3A
40,000,000	4.15	12/20/2006	40,444,636
World Omni Auto Receivables Trust Series 2000-A, Class A3
8,007,601	7.13	02/16/2004	8,144,291
World Omni Auto Receivables Trust Series 2001-A, Class A3
4,250,000	5.30	02/20/2005	4,347,180
World Omni Auto Receivables Trust Series 2001-B, Class A3
10,000,000	3.79	11/21/2005	10,069,210

			$488,326,375

Credit Card – 0.4%
Advanta Credit Card Master Trust Series 1996-D, Class A#
$1,150,000	2.05%	06/15/2005	$1,150,382
Chemical Master Credit Card Trust I Series 1995-4, Class A#
1,000,000	2.11	07/25/2005	1,000,609
Discover Card Master Trust 1 Series 1999-4, Class A
5,000,000	5.65	11/16/2004	5,007,484
MBNA Master Credit Card Trust Series 1995-E, Class A#
1,000,000	2.12	01/15/2005	1,000,367

			$8,158,842

Finance Companies – 0.2%
Union Financial Services-1, Inc. Series 1998-A, Class A8
$4,000,000	5.50%	09/01/2005	$4,060,289

Lease – 0.8%
Ikon Receivables LLC Series 1999-1, Class A4
$17,012,000	6.23%	05/15/2005	$17,350,437

TOTAL ASSET-BACKED SECURITIES
(Cost $515,071,988)			$517,895,943

Corporate Bonds – 31.1%

Automotive – 0.7%
Ford Motor Credit Co.
$3,550,000	5.75%	02/23/2004	$3,572,404
5,300,000	6.70	07/16/2004	5,412,875
General Motors Acceptance Corp.
5,600,000	6.38	01/30/2004	5,762,709

			$14,747,988

Chemicals – 0.3%
Rohm and Haas Co.
$1,300,000	6.95%	07/15/2004	$1,371,500
The Dow Chemical Co.
3,890,000	5.25	05/14/2004	3,925,063
990,000	7.00	08/15/2005	1,032,296

			$6,328,859

Commercial Banks – 7.3%
Abbey National PLC
$3,100,000	6.69%	10/17/2005	$3,249,752
Bank of America Corp.
1,525,000	6.50	08/15/2003	1,583,327
10,800,000	6.38	05/15/2005	11,335,724
1,500,000	7.20	04/15/2006	1,608,354
BankBoston Corp.
4,020,000	6.88	07/15/2003	4,199,457
4,000,000	6.63	02/01/2004	4,187,108

The accompanying notes are an integral part of these financial statements.       21

 GOLDMAN SACHS ENHANCED INCOME FUND

Statement of Investments (continued)
April 30, 2002 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds – (continued)

Commercial Banks – (continued)
BB&T Corp.
$6,934,000	7.05%	05/23/2003	$7,152,389
Chase Manhattan Corp.
1,000,000	7.88	07/15/2006	1,091,430
Citigroup, Inc.
14,200,000	6.75	12/01/2005	15,090,332
Credit Suisse FB USA, Inc.
6,000,000	5.88	08/01/2006	6,104,814
Danske Bank AS†
500,000	6.55	09/15/2003	521,851
Donaldson, Lufkin & Jenrette, Inc.–DLJ
5,700,000	6.88	11/01/2005	6,053,926
Fleet Mortgage Group, Inc.
750,000	6.84	05/21/2003	780,051
FleetBoston Financial Corp.
3,500,000	7.25	09/15/2005	3,759,139
Golden West Financial Corp.
2,400,000	6.00	10/01/2003	2,472,547
3,200,000	5.50	08/08/2006	3,232,786
HSBC Finance Nederland BV†
2,000,000	7.40	04/15/2003	2,078,470
HSBC USA, Inc.
4,000,000	7.00	11/01/2006	4,259,761
Mellon Funding Corp.
4,750,000	7.50	06/15/2005	5,145,146
Midland Bank PLC
2,320,000	8.63	12/15/2004	2,562,179
National Westminster Bank PLC
9,985,000	9.38	11/15/2003	10,861,640
PNC Bank NA
1,800,000	7.88	04/15/2005	1,950,452
PNC Funding Corp.
3,112,000	7.75	06/01/2004	3,334,577
Popular North America, Inc.
5,900,000	6.63	10/27/2002	6,004,837
900,000	3.63 #	10/15/2003	903,468
2,383,000	6.63	01/15/2004	2,436,281
The Bank of New York Co., Inc.
7,967,000	6.63	06/15/2003	8,261,877
1,700,000	6.50	12/01/2003	1,782,236
US Bancorp
6,000,000	6.75	10/15/2005	6,363,987
Wachovia Corp.
1,000,000	6.70	06/21/2004	1,056,251
2,225,000	6.95	11/01/2004	2,361,895
2,450,000	7.05	08/01/2005	2,602,628
2,000,000	7.55	08/18/2005	2,166,234
2,000,000	6.88	09/15/2005	2,128,206
Washington Mutual, Inc.
3,518,000	7.50	08/15/2006	3,768,360
Wells Fargo & Co.
3,800,000	7.25	08/24/2005	4,106,966
5,600,000	6.88	04/01/2006	5,957,375

			$152,515,813

Electric – 0.3%
Duke Capital Corp.
$3,560,000	7.25%	10/01/2004	$3,785,401
Singapore Power Ltd.
1,500,000	7.25	04/28/2005	1,598,707
Wisconsin Energy Corp.
1,500,000	5.88	04/01/2006	1,521,772

			$6,905,880

Energy – 0.6%
KeySpan Corp.
$2,740,000	7.25%	11/15/2005	$2,914,190
Phillips Petroleum Co.
8,800,000	8.50	05/25/2005	9,742,602

			$12,656,792

Entertainment – 0.5%
Viacom, Inc.
$7,085,000	6.75%	01/15/2003	$7,254,402
1,200,000	7.75	06/01/2005	1,294,700
1,000,000	6.40	01/30/2006	1,028,063

			$9,577,165

Finance Companies – 6.0%
American General Finance Corp.
$790,000	7.70%	06/26/2003	$831,688
3,200,000	5.75	11/01/2003	3,312,133
8,875,000	7.45	01/15/2005	9,503,306
4,000,000	5.88	07/14/2006	4,062,260
Aristar, Inc.
4,400,000	8.25	06/15/2005	4,814,088
4,434,000	6.25	05/15/2006	4,540,487
AXA Financial, Inc.
10,950,000	9.00	12/15/2004	12,133,020
Caterpillar Financial Services Corp.
2,525,000	6.88	08/01/2004	2,665,296
2,000,000	4.69	04/25/2005	1,995,243
1,000,000	5.95	05/01/2006	1,022,548
CIT Group, Inc.
5,800,000	7.25	08/15/2005	5,850,987
1,650,000	7.63	08/16/2005	1,682,437
Citicorp, Inc.
6,000,000	7.75	06/15/2006	6,582,320
Dime Bancorp, Inc.
7,000,000	9.00	12/19/2002	7,257,383
Household Finance Corp.
4,000,000	7.00	08/01/2003	4,094,161
6,900,000	6.00	05/01/2004	7,046,312
4,420,000	8.00	05/09/2005	4,734,174
2,000,000	6.50	01/24/2006	2,042,320
Morgan Stanley Dean Witter & Co.
4,300,000	5.63	01/20/2004	4,445,030
Oesterreich Federal Financing Agency
3,000,000	7.38	05/11/2005	3,261,951
Principal Financial Group (Australia)†
10,000,000	7.95	08/15/2004	10,721,890
Sears Roebuck Acceptance Corp.
2,000,000	6.00	03/20/2003	2,047,248
810,000	6.76	06/25/2003	839,589
The Bear Stearns Cos., Inc.
2,500,000	6.63	10/01/2004	2,615,760
6,400,000	5.70	01/15/2007	6,415,897
The CIT Group, Inc.
750,000	5.63	10/15/2003	745,745
5,200,000	5.63	05/17/2004	5,140,839

22       The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds – (continued)

Finance Companies – (continued)
Wells Fargo Financial, Inc.
$4,500,000	6.13%	02/15/2006	$4,663,449

			$125,067,561

Food – 1.1%
Nabisco, Inc.
$11,395,000	6.85%	06/15/2005	$12,129,888
Sara Lee Corp.
1,000,000	6.10	05/15/2003	1,031,264
1,500,000	6.40	06/09/2005	1,591,449
The Earthgrains Co.
7,500,000	8.38	08/01/2003	7,950,063

			$22,702,664

Insurance Companies – 6.7%
ACE INA Holdings, Inc.
$1,000,000	8.20%	08/15/2004	$1,081,345
4,000,000	8.30	08/15/2006	4,426,376
ACE Ltd.
7,200,000	6.00	04/01/2007	7,288,727
AIG Sunamerica Global Finance II†
6,000,000	7.60	06/15/2005	6,535,242
Allstate Financial Global Funding†
4,100,000	7.13	09/26/2005	4,400,460
Equitable Life Assurance Society†
3,680,000	6.95	12/01/2005	3,897,319
Hartford Life, Inc.
2,185,000	6.90	06/15/2004	2,315,811
Jackson National Life Insurance Co.†
10,000,000	5.25	03/15/2007	9,970,700
John Hancock Global Funding
3,500,000	6.50	06/22/2004	3,651,617
John Hancock Global Funding II†
5,000,000	5.63	06/27/2006	5,033,265
Lincoln National Corp.
3,750,000	7.25	05/15/2005	4,017,089
Marsh & McLennan, Cos., Inc.
10,090,000	6.63	06/15/2004	10,638,119
Metropolitan Life Insurance Co.†
3,500,000	6.30	11/01/2003	3,616,778
15,150,000	7.00	11/01/2005	15,908,121
Monumental Global Funding†
8,650,000	5.20	01/30/2007	8,590,955
Monumental Global Funding II†
6,500,000	6.05	01/19/2006	6,716,073
Prudential Insurance Co.†
9,275,000	6.88	04/15/2003	9,518,432
9,150,000	6.38	07/23/2006	9,427,666
The Allstate Corp.
11,118,000	7.88	05/01/2005	12,093,074
The Hartford Financial Services Group, Inc.
7,815,000	7.75	06/15/2005	8,509,462
The St. Paul Cos., Inc.
3,250,000	5.75	03/15/2007	3,269,325

			$140,905,956

Mining & Metals – 0.5%
Alcoa, Inc.
$2,000,000	7.25%	08/01/2005	$2,152,400
7,500,000	5.88	06/01/2006	7,692,906

			$9,845,306

Mortgage Banks – 0.9%
Countrywide Home Loans, Inc.
$520,000	6.45%	02/27/2003	$534,961
13,080,000	5.25	05/22/2003	13,325,830
5,650,000	6.85	06/15/2004	5,941,336

			$19,802,127

Telecommunications – 2.9%
360 Communications Co.
$1,005,000	7.13%	03/01/2003	$1,026,133
INTELSAT
2,000,000	8.38	10/14/2004	2,185,378
New York Telephone Co.
350,000	6.50	03/01/2005	361,982
SBC Communications, Inc.
9,800,000	5.75	05/02/2006	10,000,730
Verizon Global Funding Corp.†
14,350,000	6.75	12/01/2005	14,688,280
Verizon Wireless, Inc.†
14,950,000	5.38	12/15/2006	14,340,071
Vodafone Americas Asia, Inc.
5,145,000	7.00	10/01/2003	5,367,927
Vodafone Group PLC
12,075,000	7.63	02/15/2005	12,911,412

			$60,881,913

Tobacco – 0.8%
Philip Morris Cos., Inc.
$880,000	7.13%	08/15/2002	$890,464
5,500,000	8.25	10/15/2003	5,844,143
3,700,000	6.80	12/01/2003	3,869,502
4,550,000	7.50	04/01/2004	4,822,954
600,000	7.00	07/15/2005	633,781

			$16,060,844

Yankee Banks – 2.5%
BCH Cayman Islands
$4,000,000	8.25%	06/15/2004	$4,307,187
Landesbank Baden-Wuerttemberg
5,170,000	7.88	04/15/2004	5,570,977
Landesbank Baden-Wur Capital Market
19,000,000	5.25	01/12/2004	19,506,730
Landwirtschaftliche Rentenbank
10,000,000	5.38	02/18/2004	10,297,100
Merita Bank Ltd.
8,230,000	6.50	01/15/2006	8,611,859
RBSG Capital Corp.
2,000,000	10.13	03/01/2004	2,192,160
Santander Financial Issuances
2,565,000	7.25	05/30/2006	2,721,461

			$53,207,474

TOTAL CORPORATE BONDS
(Cost $651,357,848)			$651,206,342

U.S. Treasury Obligation – 2.0%

United States Treasury Notes
$41,287,536	3.63%	07/15/2002	$41,913,290

TOTAL U.S. TREASURY OBLIGATION
(Cost $41,699,280)			$41,913,290

The accompanying notes are an integral part of these financial statements.       23

 GOLDMAN SACHS ENHANCED INCOME FUND

Statement of Investments (continued)
April 30, 2002 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement – 4.1%

Joint Repurchase Agreement Account IIΔ
$86,100,000	1.92%	05/01/2002	$86,100,000

TOTAL REPURCHASE AGREEMENT
(Cost $86,100,000)			$86,100,000

TOTAL INVESTMENTS
(Cost $2,047,596,893)			$2,055,317,526

†	Securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $215,034,183, which represent 10.3% of net assets as of April 30, 2002.
#	Variable rate security. Coupon rate disclosed is that which is in effect at April 30, 2002.
°	Security is issued with a zero coupon. The interest rate disclosed represents effective yield to maturity.
Δ	Joint repurchase agreement was entered into on April 30, 2002.
^	A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

24       The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ADJUSTABLE RATE GOVERNMENT FUND

Performance Summary
April 30, 2002 (Unaudited)

The following graph shows the value as of April 30, 2002, of a $10,000 investment made on August 1, 1991 in the Institutional Shares of the Adjustable Rate Government Fund. For comparative purposes, the performance of the Fund’s benchmarks, the Six-Month U.S. Treasury Security and One-Year U.S. Treasury Note Index (“Six-Month T-Bill/ One-Year T-Note Index”), as well as the Lehman Brothers Mutual Fund Short (1-2) U.S. Government Index (“Lehman 1-2 Index”), is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance of Class A and Service Shares will vary from Institutional Shares due to differences in fees and loads.

Adjustable Rate Government Fund’s Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested August 1, 1991 to April 30, 2002.(a)

Average Annual Total Return through April 30, 2002	Since Inception	Ten Years	Five Years	One Year	Six Months*

Class A (commenced May 15, 1995)
Excluding sales charges	5.62%	n/a	5.31%	5.59%	1.72%
Including sales charges	5.39%	n/a	5.00%	3.98%	0.18%

Institutional Class (commenced July 17, 1991)	5.56%	5.44%	5.71%	5.89%	1.81%

Service Class (commenced March 27, 1997)	5.24%	n/a	5.19%	5.36%	1.56%

*	Not annualized.
(a)	For comparative purposes, initial investment is assumed to be made on the first day of the month following commencement of operations.

 GOLDMAN SACHS ADJUSTABLE RATE GOVERNMENT FUND

Statement of Investments
April 30, 2002 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – 70.2%

Adjustable Rate Federal Home Loan Mortgage Corp. (FHLMC)# – 10.7%
$1,097,290	6.50%	06/01/2013	$1,139,185
838,562	6.30	07/01/2018	852,717
241,048	6.06	09/01/2018	246,773
1,904,875	7.40	11/01/2018	1,965,636
426,347	5.95	12/01/2018	435,739
2,306,949	5.83	05/01/2019	2,353,457
7,992,706	6.25	11/01/2019	8,313,361
6,290,756	6.88	11/01/2019	6,483,442
3,685,438	6.08	01/01/2020	3,776,283
1,286,436	6.24	05/01/2020	1,320,205
6,617,727	5.95	06/01/2020	6,783,170
146,047	6.12	02/01/2021	149,310
9,436,706	6.30	02/01/2022	9,653,467
2,051,328	5.97	06/01/2022	2,110,817
1,151,439	5.83	08/01/2022	1,189,885
1,496,544	5.83	09/01/2022	1,540,872
2,050,310	6.31	09/01/2022	2,097,734
2,548,589	6.15	06/01/2024	2,617,477
22,362,256	6.41	04/01/2027	23,274,959
860,193	5.49	02/01/2028	867,754
26,132,688	6.24	04/01/2028	27,023,790
8,880,818	8.48	08/01/2028	9,140,759
3,732,290	6.75	05/01/2029	3,906,012
1,635,001	6.17	07/01/2030	1,688,363
10,256,557	7.61	11/01/2030	10,507,227
4,049,134	6.30	12/01/2030	4,226,167
53,294,155	5.75	03/01/2032	54,640,698
5,249,290	7.20	05/01/2035	5,444,800

			$193,750,059

Adjustable Rate Federal National Mortgage Association (FNMA)# – 21.3%
$184,933	7.28%	04/01/2003	$185,626
2,547,532	3.72	12/25/2008	2,546,034
349,475	6.26	11/01/2014	360,182
158,348	6.00	05/01/2016	160,659
1,155,768	6.05	03/01/2017	1,196,698
4,395,520	6.82	04/01/2017	4,537,265
183,684	5.68	11/01/2017	188,839
1,428,912	4.65	03/01/2018	1,415,777
361,351	5.64	03/01/2018	369,384
1,089,178	6.10	08/01/2018	1,130,730
701,125	5.85	10/01/2018	719,137
50,473	5.52	11/01/2018	51,596
1,897,401	5.88	11/01/2018	1,948,726
1,314,833	6.16	07/01/2019	1,358,688
486,302	5.77	08/01/2019	499,108
93,595	4.63	09/01/2019	93,961
7,996,834	6.36	11/01/2019	8,266,647
5,206,516	6.50	05/01/2020	5,377,342
2,708,302	5.57	07/01/2020	2,779,319
1,599,119	6.23	01/01/2021	1,656,528
1,176,439	6.18	02/01/2021	1,199,779
156,476	7.85	01/01/2022	163,505
364,524	6.52	02/01/2022	376,371
673,677	6.55	05/01/2022	683,917
1,030,661	6.40	02/01/2023	1,051,758
70,519	6.22	12/01/2023	72,347
4,219,180	6.55	06/01/2024	4,288,375
124,057	5.69	07/01/2024	126,272
3,831,059	6.73	10/01/2025	4,007,195
8,205,771	4.62	03/25/2027	8,007,399
124,173	7.96	01/01/2028	128,218
1,060,858	6.46	07/01/2028	1,106,423
5,289,241	6.66	02/01/2029	5,442,947
5,775,890	5.91	01/01/2030	5,984,475
4,685,735	6.02	05/01/2030	4,812,646
2,843,144	4.46	11/01/2030	2,891,481
17,006,144	5.84	06/01/2031	17,462,031
21,143,388	5.79	08/01/2031	21,692,901
19,107,105	6.30	08/01/2031	19,730,012
6,098,842	6.79	08/01/2031	6,367,255
23,438,571	6.45	09/01/2031	24,434,476
12,164,786	6.32	10/01/2031	12,562,015
17,086,639	6.44	11/01/2031	17,685,898
12,479,255	6.45	11/01/2031	13,048,014
7,816,882	5.73	12/01/2031	8,040,429
19,830,277	6.20	01/01/2032	20,584,262
7,027,174	6.63	01/01/2032	7,289,603
17,299,851	6.29	02/01/2032	17,823,163
20,000,000	5.44	03/01/2032	20,455,907
10,057,079	6.16	03/01/2032	10,426,316
24,445,654	5.52	04/01/2032	25,020,402
3,049,662	4.46	05/01/2040	3,111,275
17,450,796	4.46	06/01/2040	17,802,777
33,331,976	4.46	10/01/2040	33,898,441
11,898,574	6.87	12/01/2040	12,311,573

			$384,932,104

Adjustable Rate Government National Mortgage Association (GNMA)# – 6.6%
$1,294,594	5.38%	03/20/2016	$1,320,843
1,688,095	6.75	08/20/2018	1,745,647
1,981,275	5.38	02/20/2021	2,022,773
878,611	6.38	06/20/2022	901,473
4,671,584	6.75	09/20/2023	4,833,187
5,577,733	6.75	07/20/2025	5,766,301
15,697,807	6.63	11/20/2025	16,260,181
6,494,328	5.38	02/20/2027	6,624,548
7,473,693	5.38	03/20/2027	7,622,584
14,985,470	6.75	08/20/2027	15,456,069
16,539,169	5.25	01/20/2028	16,809,413
4,093,472	5.38	01/20/2028	4,169,193
9,985,976	5.25	02/20/2028	10,149,166
16,976,926	5.38	02/20/2028	17,288,493
8,570,232	5.25	03/20/2028	8,709,018

			$119,678,889

26      The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ADJUSTABLE RATE GOVERNMENT FUND

Principal	Interest	Maturity
Amount	Rate	Date		Value
Mortgage-Backed Obligations – (continued)

Federal Home Loan Mortgage Corp. (FHLMC) – 6.4%
$14,101,382	6.00%	03/01/2009		$14,624,964
1,351,960	6.50	03/01/2013		1,403,579
2,582,269	6.50	04/01/2013		2,680,861
1,208,428	6.50	05/01/2013		1,254,566
1,015,615	6.50	06/01/2013		1,054,391
27,505,413	8.00	12/01/2015		29,170,775
1,073,069	7.00	10/01/2022		1,114,972
140,616	7.00	06/01/2023		146,110
2,090,639	7.00	07/01/2023		2,172,321
1,046,056	7.00	08/01/2023		1,086,927
494,980	7.00	09/01/2023		514,319
198,981	7.00	11/01/2023		206,756
2,400,178	7.00	12/01/2023		2,493,955
5,297,849	7.00	01/01/2024		5,503,941
1,079,512	7.00	03/01/2024		1,121,507
242,511	7.00	04/01/2024		251,945
489,523	7.00	05/01/2024		508,566
295,521	7.00	06/01/2024		307,017
963,955	7.00	07/01/2024		1,001,453
444,827	7.00	09/01/2024		462,131
732,977	7.00	12/01/2025		759,682
16,467,412	7.50	12/01/2031		17,208,566
30,206,952	7.50	01/01/2032		31,566,485

				$116,615,789

Federal National Mortgage Association (FNMA) – 7.2%
$56,095	6.00%	04/01/2008		$58,144
1,452,638	6.00	08/01/2008		1,505,701
1,320,797	6.00	09/01/2008		1,369,043
337,998	6.00	10/01/2008		350,345
9,847	6.00	11/01/2008		10,207
472,110	6.00	12/01/2008		489,355
1,011,454	6.00	01/01/2009		1,048,401
7,972	6.00	02/01/2009		8,259
1,911,922	6.00	05/01/2009		1,980,712
29,400	6.00	12/01/2009		30,474
5,611,064	6.50	01/01/2012		5,840,233
6,029,937	6.00	04/01/2013		6,246,891
1,138,271	6.00	11/01/2013		1,167,906
11,976,187	8.00	01/01/2016		12,703,027
4,579,416	7.00	11/01/2021		4,753,569
2,976,884	7.00	12/01/2021		3,090,093
2,911,259	7.00	01/01/2022		3,021,973
750,001	7.00	02/01/2022		778,523
19,910,227	7.00	03/01/2022		20,684,267
3,791,943	6.50	09/01/2024		3,878,434
36,364,037	7.50	02/01/2032		38,023,984
7,723,477	7.50	03/01/2032		8,076,038
15,000,000	7.00	TBA-15 yr	α	15,623,400

				$130,738,979

Government National Mortgage Association (GNMA) – 0.8%
$14,283,450	7.00%	12/15/2023		$14,870,703

Collateralized Mortgage Obligations (CMOs) – 17.2%
Interest Only• – 0.0%
FNMA Series 2001-42, Class HI
$811,112	8.00%	09/25/2016		$133,087

Inverse Floater# – 0.0%
GNMA Series 2001-62, Class SB
$447,230	19.72%	11/16/2027		$470,766

IOette@# – 0.0%
FNMA REMIC Trust Series 1990-145, Class B
$6,931	9.12%	12/25/2020		$144,375

Planned Amortization Class (PAC) CMOs – 2.7%
FHLMC Series 2052, Class PC
$25,520,645	6.10%	10/15/2018		$25,910,062
FNMA Series 1993-212, Class PC
20,000,000	4.50	09/25/2008		20,122,090
FNMA Series 2103, Class TA
1,652,506	6.00	08/15/2014		1,689,951

				$47,722,103

Regular Floater CMOs# – 12.8%
FHLMC Series 1509, Class F
$12,220,193	3.00%	04/15/2008		$12,626,786
FHLMC Series 1661, Class FD
75,000,000	3.38	01/15/2009		76,331,692
FHLMC Series 1665, Class FA
1,000,000	4.87	06/15/2023		1,017,103
FHLMC Series 1826, Class F
1,488,188	2.40	09/15/2021		1,493,106
FHLMC Series 1970, Class F
4,101,570	2.35	08/15/2004		4,107,370
FNMA REMIC Trust Series 1990-145, Class A
2,820,440	5.04	12/25/2020		2,804,986
FNMA REMIC Trust Series 1993, Class FD
10,000,000	4.69	01/25/2022		9,881,700
FNMA REMIC Trust Series 1993-190, Class F
27,492,959	3.79	10/25/2008		27,547,142
FNMA REMIC Trust Series 1993-196, Class FD
2,921,072	3.64	10/25/2008		2,934,870
FNMA REMIC Trust Series 1993-214, Class FA
3,773,743	2.71	12/25/2008		3,797,329
FNMA REMIC Trust Series 1996-24, Class FA
861,950	2.96	09/25/2023		864,739
FNMA REMIC Trust Series G97-1, Class F
3,573,187	2.28	02/18/2004		3,578,692
FNMA Series 1993-231, Class FE
12,117,215	2.81	12/25/2008		12,333,143
FNMA Series 1998-66, Class FC
3,459,157	2.36	11/17/2028		3,458,050
FNMA Series 2002-W2, Class AV1
69,836,074	2.03	06/25/2032		69,443,602

				$232,220,310

The accompanying notes are an integral part of these financial statements.     27

Statement of Investments (continued)
April 30, 2002 (Unaudited)

 GOLDMAN SACHS ADJUSTABLE RATE GOVERNMENT FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

Sequential Fixed Rate CMOs – 1.4%
FHLMC Series 1458, Class H
$2,325,359	7.00%	10/15/2006	$2,334,805
FHLMC Series 2271, Class EA
20,000,000	7.50	01/15/2029	20,738,026
FNMA REMIC Trust Series 1993-14, Class A
989,411	6.00	02/25/2008	1,018,235

			$24,091,066

Sequential Floating Rate CMOs – 0.3%
FNMA Series 1994-77, Class FG
$5,733,654	3.28%	04/25/2023	$5,834,157

TOTAL CMOs
			$310,615,864

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $1,268,575,236)			$1,271,202,387

Agency Debentures – 7.5%

Federal Home Loan Mortgage Corp
$55,000,000	3.50%	03/18/2004	$54,893,954
45,000,000	4.63	04/11/2005	45,379,897
Federal National Mortgage Association
22,000,000	4.00	07/08/2004	22,061,086
15,000,000	3.88	11/21/2005	14,652,076

TOTAL AGENCY DEBENTURES
(Cost $136,265,878)			$136,987,013

U.S. Treasury Obligations – 2.3%

United States Treasury Notes
$30,410,712 ^	3.63%	07/15/2002	$30,871,617
9,902,430	3.63	01/15/2008	10,337,245

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $40,936,572)			$41,208,862

Repurchase Agreement – 19.0%

Joint Repurchase Agreement Account IIΔ
$343,800,000	1.92%	05/01/2002	$343,800,000

TOTAL REPURCHASE AGREEMENT
(Cost $343,800,000)			$343,800,000

TOTAL INVESTMENTS
(Cost $1,789,577,686)			$1,793,198,262

#	Variable rate security. Coupon rate disclosed is that which is in effect at April 30, 2002.
α	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate (generally +/-2.5%) principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
•	Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated coupon due to the amortization of related premiums.
@	Represents security with notional or nominal principal amount. The rate stated is the actual effective yield of this security.
^	A portion of this security is segregated as collateral for initial margin requirement on futures transactions.
Δ	Joint repurchase agreement was entered into on April 30, 2002.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviations:
REMIC	—	Real Estate Mortgage Investment Conduit

28      The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Performance Summary
April 30, 2002 (Unaudited)

The following graph shows the value as of April 30, 2002, of a $10,000 investment made on September 1, 1988 in the Institutional Shares of the Goldman Sachs Short Duration Government Fund. For comparative purposes, the performance of the Fund’s benchmark, the 2-Year U.S. Treasury Security (“Two-Year T-Note”), as well as the Lehman Brothers Mutual Fund Short (1-3) U.S. Government Index (“Lehman Short (1-3) Gov’t Index”), is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance of Class A, Class B, Class C and Service Shares will vary from Institutional Shares due to differences in fees and loads.

Short Duration Government Fund’s Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested September 1, 1988 to April 30, 2002.(a)

Average Annual Total Return through April 30, 2002	Since Inception	Ten Years	Five Years	One Year	Six Months*

Class A (commenced May 1, 1997)
Excluding sales charges	6.27%	n/a	6.27%	7.36%	1.40%
Including sales charges	5.84%	n/a	5.84%	5.19%	-0.58%

Class B (commenced May 1, 1997)
Excluding sales charges	5.62%	n/a	5.62%	6.52%	1.01%
Including sales charges	5.62%	n/a	5.62%	4.44%	-1.01%

Class C (commenced August 15, 1997)
Excluding sales charges	5.24%	n/a	n/a	6.38%	0.94%
Including sales charges	5.24%	n/a	n/a	5.34%	-0.07%

Institutional Class (commenced August 15, 1988)	6.96%	6.26%	6.65%	7.69%	1.61%

Service Class (commenced April 10, 1996)	6.17%	n/a	6.10%	7.06%	1.26%

*	Not annualized.
(a)	For comparative purposes, initial investment is assumed to be made on the first day of the month following commencement of operations.

 GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Statement of Investments
April 30, 2002 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – 56.3%

Adjustable Rate Federal Home Loan Mortgage Corp. (FHLMC)# – 1.4%
$518,966	6.13%	08/01/2017	$528,861
737,660	7.37	05/01/2018	743,001
1,486,122	6.21	06/01/2018	1,535,149
573,597	5.95	12/01/2018	586,233
2,129,486	6.30	02/01/2022	2,178,400
670,826	7.35	10/01/2025	693,598

			$6,265,242

Adjustable Rate Federal National Mortgage Association (FNMA)# – 5.1%
$838,739	6.26%	11/01/2014	$864,438
1,544,103	5.93	11/01/2017	1,590,345
1,683,844	7.15	02/01/2018	1,730,680
1,240,888	5.98	06/01/2018	1,280,406
1,344,291	6.17	03/01/2019	1,393,128
2,582,172	6.50	05/01/2020	2,666,893
1,817,983	5.86	12/01/2020	1,872,748
1,918,943	6.23	01/01/2021	1,987,833
1,336,080	7.73	01/01/2023	1,380,298
1,060,858	6.46	07/01/2028	1,106,424
7,186,232	6.45	09/01/2031	7,491,575

			$23,364,768

Federal Home Loan Mortgage Corp. (FHLMC) – 11.3%
$1,113,378	6.00%	04/01/2003	$1,132,538
497,485	7.00	12/01/2007	525,102
204,230	7.00	01/01/2008	215,597
189,376	7.00	06/01/2008	199,916
217,254	7.00	01/01/2009	229,243
622,025	7.00	02/01/2009	656,350
188,615	7.00	03/01/2009	199,023
813,201	7.00	04/01/2009	858,076
321,973	7.00	05/01/2009	339,740
51,013	6.50	05/01/2010	53,129
361,485	6.50	06/01/2010	376,475
6,098,271	6.50	07/01/2010	6,354,244
946,948	7.00	07/01/2010	997,941
879,129	6.50	08/01/2010	918,022
1,374,775	7.00	01/01/2011	1,450,639
404,026	7.00	12/01/2012	425,783
461,517	6.00	01/01/2013	473,817
1,874,606	6.50	01/01/2013	1,946,180
234,543	6.00	02/01/2013	240,783
600,311	6.00	04/01/2013	616,310
642,174	6.50	04/01/2013	666,693
1,336,876	6.50	05/01/2013	1,387,919
548,645	6.50	06/01/2013	569,592
909,190	6.50	10/01/2013	943,903
544,346	6.00	11/01/2013	558,853
151,281	6.00	12/01/2013	155,313
5,423,985	6.00	06/01/2014	5,557,388
699,295	6.00	10/01/2014	716,494
1,209,163	8.50	10/01/2015	1,293,805
9,517,444	8.00	12/01/2015	10,093,694
726,715	7.00	03/01/2016	760,605
480,253	7.50	01/01/2031	501,190
9,689,349	7.50	01/01/2032	10,125,440

			$51,539,797

Federal National Mortgage Association (FNMA) – 10.3%
$30,066	7.00%	11/01/2007	$31,710
612,936	7.00	12/01/2007	646,452
15,730	7.00	05/01/2008	16,591
109,326	7.00	08/01/2008	115,309
4,060,173	7.00	09/01/2008	4,282,368
2,981,275	6.00	12/01/2008	3,090,176
715,297	6.00	01/01/2009	741,229
69,852	6.00	05/01/2009	72,365
1,465,698	6.00	06/01/2009	1,519,238
1,676,624	6.00	09/01/2009	1,736,948
104,126	7.00	12/01/2009	109,819
484,033	8.50	05/01/2010	514,781
13,898	7.00	06/01/2010	14,652
14,996	6.00	08/01/2010	15,463
25,640	7.00	08/01/2010	26,998
18,794	6.00	11/01/2010	19,379
55,545	6.00	01/01/2011	57,272
28,527	7.00	01/01/2011	30,088
101,981	6.00	02/01/2011	105,153
2,621,324	6.00	03/01/2011	2,702,854
1,088,777	6.00	04/01/2011	1,122,641
1,265,210	6.00	05/01/2011	1,304,561
152,712	6.00	06/01/2011	157,462
152,227	6.00	07/01/2011	156,962
428,822	7.00	07/01/2011	452,099
447,395	6.00	09/01/2011	461,310
13,398	7.00	11/01/2011	14,131
29,306	6.00	12/01/2011	30,217
41,179	6.00	01/01/2012	42,248
216,858	6.00	03/01/2012	222,486
174,336	6.00	04/01/2013	178,875
5,388,659	6.00	11/01/2013	5,528,957
383,222	6.00	01/01/2014	383,944
324,414	5.50	02/01/2014	318,325
1,282,396	6.00	03/01/2014	1,284,812
608,657	5.50	04/01/2014	597,233
3,952,523	6.50	12/01/2014	4,101,137
287,381	8.50	09/01/2015	306,509
1,050,768	8.50	10/01/2015	1,120,707
200,345	8.50	12/01/2015	213,680
173,101	6.00	04/01/2016	175,627
9,449,476	5.50	10/01/2016	9,398,688
1,210,651	7.00	11/01/2019	1,256,145
1,131,211	6.50	05/01/2029	1,149,421
1,080,955	8.00	02/01/2031	1,141,078

			$46,968,100

30       The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

Government National Mortgage Association (GNMA) – 3.0%
$588,477	6.50%	06/15/2008	$610,248
337,391	6.50	07/15/2008	349,873
1,040,975	6.50	08/15/2008	1,079,486
616,986	6.50	09/15/2008	639,812
100,044	6.50	10/15/2008	103,745
31,071	6.50	11/15/2008	32,221
55,802	9.00	12/15/2008	59,740
50,573	6.50	01/15/2009	52,450
129,930	9.00	01/15/2009	139,344
8,454	6.50	03/15/2009	8,867
41,941	6.50	04/15/2009	43,497
447,677	6.50	05/15/2009	464,292
55,558	6.50	07/15/2009	57,620
58,550	6.50	11/15/2009	60,723
27,679	9.00	01/15/2010	29,734
255,204	9.00	07/15/2012	274,590
9,567,653	6.50	06/15/2024	9,788,983

			$13,795,225

Collateralized Mortgage Obligations (CMOs) – 25.2%
Interest Only• – 0.1%
FNMA Series 2001-42, Class HI
$1,339,295	8.00%	09/25/2016	$219,752

Inverse Floater# – 1.2%
FHLMC Series 1666, Series SB
$555,533	7.08%	01/15/2024	$554,821
FHLMC Series 1693, Class S
263,659	13.10	09/15/2008	276,264
FNMA REMIC Trust 1993-197, Class SA
2,567,803	7.20	10/25/2008	2,652,236
FNMA REMIC Trust Series 1990-134, Class SC
456,189	18.74	11/25/2020	540,675
FNMA REMIC Trust Series 1993-231, Class SA
760,447	16.78	12/25/2008	850,538
GNMA REMIC Trust 2001-59, Class SA
153,196	20.28	11/16/2024	162,098
GNMA REMIC Trust 2001-62, Class SB
286,521	19.96	11/16/2027	301,600

			$5,338,232

Inverse Floating Rate - Interest Only•# – 0.0%
FHLMC Series 1684, Class JD
$236,202	5.76%	08/15/2020	$4,974

IOette@# – 0.0%
FHLMC Series 1161, Class U
$10,933	15.18%	11/15/2021	$167,330

Planned Amortization Class (PAC) CMOs – 15.1%
FHLMC Series 1475, Class K
$5,658,635	7.00%	02/15/2008	$5,945,116
FHLMC Series 1580, Class D
5,000,000	6.50	01/15/2007	5,196,297
FHLMC Series 1916, Class PC
3,700,000	6.75	12/15/2011	3,921,232
FNMA REMIC Trust 1989-66, Class J
4,503,291	7.00	09/25/2019	4,746,763
FNMA REMIC Trust 1992-145, Class ZA
4,857,130	8.00	09/25/2019	5,110,504
FNMA REMIC Trust 1993-10, Class PH
3,506,429	6.50	12/25/2007	3,649,294
FNMA REMIC Trust 1993-28, Class PJ
8,000,000	7.00	03/25/2008	8,386,349
FNMA REMIC Trust Series G93-31, Class PJ
7,000,000	6.55	10/25/2020	7,243,430
FNMA Series 1992-171, Class ZD
8,254,288	8.00	06/25/2021	8,760,764
FNMA Series 1993-207, Class G
11,000,000	6.15	04/25/2023	11,427,692
GNMA REMIC Trust 2000-10, Class UD
4,338,209	7.63	05/16/2029	4,510,581

			$68,898,022

Planned Amortization - Interest Only• – 0.0%
FHLMC Series 1587, Class HA
$994,710	6.50%	10/15/2008	$117,019

Principal Only° – 0.2%
FNMA REMIC Trust Series G92-28, Class A
$1,101,634	3.17%	05/25/2007	$1,044,051

Regular Floater CMOs# – 0.8%
FNMA REMIC Trust Series 1993-029, Class FX
$3,151,498	4.67%	05/25/2022	$3,184,641
FHLMC Series 1684, Class JC
236,202	3.24	08/15/2020	235,611

			$3,420,252

Sequential Fixed Rate CMOs – 7.6%
FHLMC Series 108, Class G
$4,321,383	8.50%	12/15/2020	$4,610,264
FHLMC Series 1327, Class HA
5,000,000	7.50	07/15/2007	5,301,459
FHLMC Series 1883, Class E
1,978,188	7.00	03/15/2010	2,016,923
FHLMC Series 1998, Class DB
145,718	9.50	01/17/2025	145,918
FHLMC Series 2152, Class AB
2,096,443	6.25	01/15/2026	2,164,902
FHLMC Series 2271, Class G
13,000,000	7.50	12/15/2027	13,146,930
FNMA REMIC Trust Series 1990-16, Class E
4,589,603	9.00	03/25/2020	4,910,324
FNMA REMIC Trust Series 1993-33, Class ZA
15,298	7.50	09/25/2021	15,320
FNMA Series 1988-12, Class A
1,156,015	10.00	02/25/2018	1,312,488
FNMA Series 2000-53, Class A
448,043	7.00	11/25/2023	449,763
GNMA REMIC Trust Series 1995-3, Class DQ
662,024	8.05	06/16/2025	695,423

			$34,769,714

The accompanying notes are an integral part of these financial statements.       31

 GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Statement of Investments (continued)
April 30, 2002 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

Super Floater# – 0.2%
FNMA REMIC Trust Series 88-12, Class B
$912,644	1.78%	02/25/2018	$831,635

TOTAL CMOS			$114,810,981

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $254,907,295)			$256,744,113

Agency Debentures – 27.5%

Federal Home Loan Bank
$15,000,000	3.13%	11/14/2003	$15,024,599
5,000,000	4.63	04/15/2005	5,083,300
3,000,000	5.38	05/15/2006	3,080,100
Federal Home Loan Mortgage Corp
10,000,000	6.38	11/15/2003	10,501,501
10,000,000	3.25	12/15/2003	10,027,400
10,000,000	5.25	02/15/2004	10,307,620
10,000,000	3.25	05/20/2004	9,898,430
22,000,000	4.63	04/11/2005	22,185,727
Federal National Mortgage Association
4,000,000	5.00	12/11/2003	4,012,924
8,000,000	5.05	04/08/2004	8,099,828
5,500,000	3.81	04/30/2004	5,529,343
10,000,000	4.00	07/08/2004	10,027,766
2,205,000	4.65	08/27/2004	2,242,911
4,000,000	4.95	05/08/2006	4,030,568
Small Business Administration
1,147,450	7.20	06/01/2017	1,229,981
1,636,422	6.30	05/01/2018	1,689,200
2,025,233	6.30	06/01/2018	2,089,528

TOTAL AGENCY DEBENTURES
(Cost $124,114,523)			$125,060,726

U.S. Treasury Obligations – 16.9%

United States Treasury Notes
$62,000,000	3.00%	01/31/2004	$61,960,938
14,000,000 ^	6.75	05/15/2005	15,150,941

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $76,822,373)			$77,111,879

Repurchase Agreement – 5.8%

Joint Repurchase Agreement Account IIΔ
$26,300,000	1.92%	05/01/2002	$26,300,000

TOTAL REPURCHASE AGREEMENT
(Cost $26,300,000)			$26,300,000

TOTAL INVESTMENTS
(Cost $482,144,191)			$485,216,718

#	Variable rate security. Coupon rate disclosed is that which is in effect at April 30, 2002.
•	Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated coupon due to the amortization of related premiums.
@	Represents security with notional or nominal principal amount. The rate stated is the actual effective yield of this security.
°	Security is issued with a zero coupon. The interest rate disclosed represents effective yield to maturity.
^	A portion of this security is segregated as collateral for initial margin requirement on futures transactions.
Δ	Joint repurchase agreement was entered into on April 30, 2002.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviations:
REMIC	—	Real Estate Mortgage Investment Conduit

32       The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Performance Summary
April 30, 2002 (Unaudited)

The following graph shows the value as of April 30, 2002, of a $10,000 investment made on March 1, 1993 in Class A Shares (with the maximum sales charge of 4.5%) of the Goldman Sachs Government Income Fund. For comparative purposes, the performance of the Fund’s benchmark, the Lehman Brothers Mutual Fund Government/ Mortgage Index (“Lehman Gov’t/ MBS Index”), as well as the Lehman Brothers Mutual Fund General U.S. Government Index (“Lehman U.S. Gov’t Index”), is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance of Class B, Class C, Institutional and Service Shares will vary from Class A Shares due to differences in fees and loads.

Government Income Fund’s Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested March 1, 1993 to April 30, 2002.(a)

Average Annual Total Return through April 30, 2002	Since Inception	Five Years	One Year	Six Months*

Class A (commenced February 10, 1993)
Excluding sales charges	6.85%	7.27%	7.88%	0.23%
Including sales charges	6.32%	6.29%	3.04%	-4.25%

Class B (commenced May 1, 1996)
Excluding sales charges	6.44%	6.45%	7.08%	-0.14%
Including sales charges	6.26%	6.04%	1.81%	-5.13%

Class C (commenced August 15, 1997)
Excluding sales charges	6.07%	n/a	7.16%	-0.14%
Including sales charges	6.07%	n/a	6.11%	-1.14%

Institutional Class (commenced August 15, 1997)	7.25%	n/a	8.32%	0.43%

Service Class (commenced August 15, 1997)	6.73%	n/a	7.86%	0.25%

*	Not annualized.
(a)	For comparative purposes, initial investment is assumed to be made on the first day of the month following commencement of operations.

 GOLDMAN SACHS GOVERNMENT INCOME FUND

Statement of Investments
April 30, 2002 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date		Value
Mortgage-Backed Obligations – 58.7%

Federal Home Loan Mortgage Corp. (FHLMC) – 22.2%
$1,506,688	7.00%	06/01/2009		$1,589,832
1,362,967	6.50	08/01/2010		1,424,423
1,852,446	8.00	07/01/2015		1,959,803
538,496	7.00	02/01/2016		563,608
1,213,186	7.50	03/01/2027		1,274,681
28,885,396	6.50	07/01/2028		29,526,110
1,816,565	5.50	01/01/2030		1,759,533
191,206	8.00	07/01/2030		201,556
934,690	7.50	12/01/2030		975,439
578,568	7.50	01/01/2031		603,792
4,844,675	7.50	01/01/2032		5,062,720
9,500,000	7.00	04/01/2032		9,805,382

				$54,746,879

Federal National Mortgage Association (FNMA) – 16.0%
$5,929,869	6.50%	09/01/2008		$6,193,331
509,757	7.00	03/01/2015		532,744
1,061,612	6.00	03/01/2016		1,077,107
282,920	6.00	04/01/2016		287,050
654,754	6.00	05/01/2016		664,310
1,516,777	6.50	09/01/2024		1,551,374
14,182,115	6.50	11/01/2024		14,505,480
153,153	6.50	08/01/2025		156,301
131,436	6.50	09/01/2025		134,138
163,602	6.50	10/01/2025		166,964
186,634	6.50	11/01/2025		190,470
215,917	6.50	12/01/2025		220,354
10,798	6.50	05/01/2026		11,020
70,525	6.50	06/01/2028		71,787
715,134	6.50	11/01/2028		727,936
1,885,352	6.50	05/01/2029		1,915,702
4,709,545	7.00	07/01/2031		4,858,179
979,144	6.50	10/01/2031		990,767
994,484	6.50	11/01/2031		1,011,689
4,000,000	7.00	TBA-15 yr	α	4,166,240

				$39,432,943

Government National Mortgage Association (GNMA) – 7.4%
$570,695	6.50%	04/15/2023		$584,521
44,222	7.00	04/15/2023		46,049
460,062	6.50	05/15/2023		471,208
486,013	7.00	05/15/2023		506,088
461,553	6.50	06/15/2023		472,735
110,403	6.50	07/15/2023		113,077
285,975	6.50	08/15/2023		292,903
1,000,796	7.00	08/15/2023		1,042,136
1,488,369	6.50	09/15/2023		1,524,428
913,956	7.00	09/15/2023		951,708
1,419,069	6.50	10/15/2023		1,453,449
270,760	7.00	10/15/2023		281,944
1,209,797	6.50	11/15/2023		1,239,107
3,847,612	6.50	12/15/2023		3,940,733
816,912	6.50	01/15/2024		836,704
393,520	7.00	01/15/2024		409,775
752,011	6.50	02/15/2024		770,233
688,370	6.50	03/15/2024		705,051
2,031,147	6.50	04/15/2024		2,080,364
364,439	6.50	05/15/2024		373,270
36,075	6.50	06/15/2024		36,950
50,914	6.50	07/15/2024		52,111

				$18,184,544

Collateralized Mortgage Obligations (CMOs) – 13.1%
Interest Only• – 0.0%
FNMA Interest-Only Stripped Security Series 151, Class 2
$141,831	9.50%	07/01/2022		$39,048
FNMA Series 2001-42, Class HI
299,963	8.00	09/25/2016		49,218

				$88,266

Inverse Floater# – 2.9%
FNMA Remic Trust Series 1993-231, Class SA
$570,335	16.88%	12/25/2008		$637,904
GNMA Series 2001-48, Class SA
624,028	20.44	10/20/2031		683,269
GNMA Series 2001-51, Class SA
499,811	24.44	10/16/2031		564,028
GNMA Series 2001-51, Class SB
627,213	20.44	10/16/2031		686,556
GNMA Series 2001-59, Class SA
544,977	20.28	11/16/2024		576,646
GNMA Series 2001-62, Class SB
626,306	19.96	11/16/2027		659,266
GNMA Series 2002-13, Class SB
2,623,727	28.89	02/16/2032		3,251,392

				$7,059,061

Inverse Floating Rate – Interest Only#• – 0.0%
Salomon Brothers Mortgage Securities VII Series 1996-6E, Class A2
$2,706,667	7.16%	03/30/2025		$64,419

Non-Agency CMOs – 5.9%
CS First Boston Mortgage Securities Corp. Series 1997-C2, Class A3
$600,000	6.55%	01/17/2035		$627,590
First Union National Bank Commercial Mortgage Trust Series 2000-C2, Class A2
1,800,000	7.20	10/15/2032		1,939,867
First Union-Lehman Brothers Commercial Mortgage Services Series 1997-C1, Class A2
400,000	7.30	12/18/2006		425,731
First Union-Lehman Brothers-Bank of America Series 1998-C2, Class A2
1,500,000	6.56	11/18/2008		1,577,973
LB Commercial Conduit Mortgage Trust Series 1998-C4, Class A1B
2,000,000	6.21	10/15/2035		2,069,513
Morgan Stanley Capital I Series 1998-HF1, Class A2
5,000,000	6.52	03/15/2030		5,238,176
NationsLink Funding Corp. Series 1999-1, Class A2
2,500,000	6.32	01/20/2031		2,598,599

				$14,477,449

34       The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

Non-Agency CMOs – 5.9% – (continued)
Planned Amortization Class (PAC) CMOs – 1.1%
GNMA Series 2000-10, Class UD
$2,478,977	7.63%	05/16/2029	$2,577,475

Planned Amortization – Interest Only• – 0.1%
FHLMC Series 2205, Class PI
$2,929,325	7.50%	05/15/2027	$220,476

Principal Only° – 0.0%
FNMA REMIC Trust Series G-35, Class N
$119,362	6.60%	10/25/2021	$100,628

Regular Floater CMOs# – 0.6%
FHLMC Series 1760, Class ZB
$1,485,116	4.10%	05/15/2024	$1,464,963

Sequential Fixed Rate CMOs – 1.9%
Citicorp Mortgage Securities, Inc. Series 1993-11, Class A6
$183,287	6.25%	09/25/2008	$186,348
First Nationwide Trust Series 1999-5, Class 1PA1
4,473,835	7.00	01/19/2030	4,596,776

			$4,783,124

Support – 0.6%
Housing Securities, Inc. Series 1994-1, Class A13
$1,455,585	6.50%	03/25/2009	$1,492,877

TOTAL CMOS			$32,328,738

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $143,830,805)			$144,693,104

Agency Debentures – 6.2%

Federal Farm Credit Bank
$3,000,000	6.60%	07/07/2006	$3,189,796
2,000,000	5.10	10/07/2008	1,985,840
Federal Home Loan Bank
1,000,000	5.68	12/03/2007	1,060,280
Jordan AID
2,511,283	8.75	09/01/2019	2,915,624
Small Business Administration
1,464,526	6.70	12/01/2016	1,540,786
1,188,710	7.15	03/01/2017	1,271,442
972,325	7.50	04/01/2017	1,053,539
573,987	7.30	05/01/2017	617,575
818,211	6.30	05/01/2018	844,600
810,093	6.30	06/01/2018	835,811

TOTAL AGENCY DEBENTURES
(Cost $15,139,744)			$15,315,293

Asset-Backed Securities – 5.8%

Auto – 2.0%
CPS Auto Trust Series 2002-A, Class A2
$3,992,512	4.81%	12/15/2008	$4,039,923
MFN Auto Receivables Trust Series 2002-A, Class A2†
1,000,000	4.92	03/15/2008	1,013,438

			$5,053,361

Credit Card – 0.8%
MBNA Master Credit Card Trust Series 1998-C, Class A#
$2,000,000	1.93%	11/15/2005	$2,000,042

Lease – 1.6%
AESOP Funding II LLC Series 1998-1, Class A†
$2,000,000	6.14%	05/20/2006	$2,085,706
ARG Funding Corp. Series 1999-1A, Class A3†
1,750,000	6.02	05/20/2005	1,802,921

			$3,888,627

Manufactured Housing – 1.4%
Green Tree Financial Corp. Series 1997-6, Class A10
$2,530,992	6.87%	01/15/2029	$2,626,994
Mid-State Trust Series 4, Class A
652,253	8.33	04/01/2030	703,765

			$3,330,759

TOTAL ASSET-BACKED SECURITIES
(Cost $14,025,387)			$14,272,789

U.S. Treasury Obligations – 18.6%

United States Treasury Interest-Only Stripped Securities•
$1,780,000	5.51%	05/15/2013	$961,260
2,000,000	5.30	08/15/2013	1,062,766
2,100,000	5.39	02/15/2014	1,078,888
United States Treasury Principal-Only Stripped Securities°
2,590,000	6.21	11/15/2009	1,725,562
7,000,000	6.29	08/15/2017	2,847,726
6,850,000	6.31	08/15/2020	2,311,108
4,200,000	6.25	05/15/2021	1,352,774
1,000,000	6.29	11/15/2022	295,763
400,000	6.26	02/15/2025	103,984
United States Treasury Bonds
5,900,000 ^	8.88	08/15/2017	7,851,366
United States Treasury Notes
9,100,000	3.00	01/31/2004	9,094,267
9,000,000	6.75	05/15/2005	9,739,891
3,410,837	3.63	01/15/2008	3,560,607
3,697,785	4.25	01/15/2010	4,002,275

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $45,439,771)			$45,988,237

The accompanying notes are an integral part of these financial statements.

Statement of Investments (continued)
April 30, 2002 (Unaudited)

 GOLDMAN SACHS GOVERNMENT INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Insured Revenue Bond – 0.9%

New Jersey Economic Development Authority Series A
$2,000,000	7.43%	02/15/2029	$2,200,780

TOTAL INSURED REVENUE BOND
(Cost $2,000,000)			$2,200,780

Repurchase Agreement – 16.7%

Joint Repurchase Agreement Account IIΔ
$41,200,000	1.92%	05/01/2002	$41,200,000

TOTAL REPURCHASE AGREEMENT
(Cost $41,200,000)			$41,200,000

TOTAL INVESTMENTS
(Cost $261,635,707)			$263,670,203

†	Securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $4,902,065, which represent 2.0% of net assets as of April 30, 2002.

α	TBA (To Be Assigned) securities are purchased on a forward commitment basis with an approximate (generally +/- 2.5%) principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

•	Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated coupon due to the amortization of related premiums.

#	Variable rate security. Coupon rate disclosed is that which is in effect at April 30, 2002.

°	Security is issued with a zero coupon. The interest rate disclosed represents effective yield to maturity.

^	A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

Δ	Joint repurchase agreement was entered into on April 30, 2002.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviations:
REMIC	—	Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Performance Summary
April 30, 2002 (Unaudited)

The following graph shows the value as of April 30, 2002, of a $10,000 investment made on January 5, 1994 (commencement of operations) in the Institutional Shares of the Goldman Sachs Core Fixed Income Fund. For comparative purposes, the performance of the Fund’s benchmark, the Lehman Brothers Aggregate Bond Index (“Lehman Aggregate Index”), is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance of Class A, Class B, Class C, and Service Shares will vary from Institutional Shares due to differences in fees and loads.

Core Fixed Income Fund’s Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested January 5, 1994 to April 30, 2002.

Average Annual Total Return through April 30, 2002	Since Inception	Five Years	One Year	Six Months*

Class A (commenced May 1, 1997)
Excluding sales charges	7.02%	7.02%	7.57%	0.00%
Including sales charges	6.04%	6.04%	2.74%	-4.48%

Class B (commenced May 1, 1997)
Excluding sales charges	6.24%	6.24%	6.75%	-0.47%
Including sales charges	5.83%	5.83%	1.50%	-5.45%

Class C (commenced August 15, 1997)
Excluding sales charges	5.79%	n/a	6.74%	-0.47%
Including sales charges	5.79%	n/a	5.69%	-1.47%

Institutional Class (commenced January 5, 1994)	6.85%	7.44%	7.98%	0.20%

Service Class (commenced March 13, 1996)	6.68%	6.88%	7.44%	-0.05%

* Not annualized.

 GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments
April 30, 2002 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds – 36.4%

Aerospace/Defense – 0.2%
Raytheon Co.
$250,000	6.45%	08/15/2002	$252,212
1,835,000	5.70	11/01/2003	1,872,236

			$2,124,448

Airlines – 0.4%
Continental Airlines, Inc.
$309,738	7.26%	03/15/2020	$310,052
834,198	7.71	04/02/2021	841,619
Northwest Airlines, Inc.
456,489	8.07	01/02/2015	405,357
1,757,783	8.97	01/02/2015	1,727,039
NWA Trust
98,605	8.26	03/10/2006	95,661

			$3,379,728

Automotive – 3.0%
Ford Motor Co.
$785,000	6.63%	10/01/2028	$666,605
1,100,000	7.45	07/16/2031	1,038,289
Ford Motor Credit Co.
100,000	6.55	09/10/2002	101,050
1,430,000	5.75	02/23/2004	1,439,025
8,555,000	7.60	08/01/2005	8,852,915
1,200,000	7.38	10/28/2009	1,211,235
4,000,000	7.25	10/25/2011	3,986,166
General Motors Acceptance Corp.
100,000	6.75	12/10/2002	102,479
1,615,000	6.13	09/15/2006	1,634,459
5,600,000	6.88	09/15/2011	5,593,320
The Hertz Corp.
650,000	6.00	01/15/2003	652,067
500,000	7.00	07/15/2003	507,495

			$25,785,105

Automotive Parts – 0.2%
TRW, Inc.
$75,000	6.50%	06/01/2002	$75,117
1,150,000	6.63†	06/01/2004	1,171,018
100,000	7.63	03/15/2006	104,805

			$1,350,940

Broker Dealer – 0.6%
The Bear Stearns Companies, Inc.
$4,300,000	5.70%	01/15/2007	$4,310,681
World Financial Properties†
426,325	6.91	09/01/2013	434,699

			$4,745,380

Chemicals – 0.2%
E. I. du Pont de Nemours & Co.
$1,000,000	7.80%	05/20/2002	$1,002,764
150,000	6.75	10/15/2004	159,095
Rohm & Haas Co.
795,000	7.85	07/15/2029	892,871
The Dow Chemical Co.
45,000	5.25	05/14/2004	45,406

			$2,100,136

Commercial Banks – 2.8%
BB&T Corp.
$100,000	7.05%	05/23/2003	$103,150
1,435,000	6.50	08/01/2011	1,457,635
Chase Manhattan Corp.
100,000	7.50	02/01/2003	103,520
CitiFinancial Credit Co.
100,000	6.50	08/01/2004	105,199
Credit Suisse First Boston USA, Inc.
3,000,000	5.75	04/15/2007	3,019,471
2,400,000	6.13	11/15/2011	2,326,596
3,150,000	6.50	01/15/2012	3,124,840
Golden West Financial Corp.
60,000	5.50	08/08/2006	60,615
J.P. Morgan Chase & Co.
175,000	5.75	04/15/2004	180,273
Popular North America, Inc.
3,000,000	6.13	10/15/2006	2,967,558
The Bank of New York Co., Inc.
100,000	8.50	12/15/2004	110,232
The CIT Group, Inc.
110,000	5.63	05/17/2004	108,749
1,605,000	7.63	08/16/2005	1,636,552
2,500,000	6.50	02/07/2006	2,426,288
500,000	7.38	04/02/2007	500,322
Washington Mutual Bank FA
2,515,000	6.88	06/15/2011	2,592,685
Washington Mutual, Inc.
1,500,000	8.25	04/01/2010	1,646,629
Wells Fargo & Co.
1,000,000	6.88	04/01/2006	1,063,817

			$23,534,131

Conglomerates – 1.0%
Tyco International Group SA
$3,760,000	6.38%	06/15/2005	$3,120,800
650,000	6.13	01/15/2009	507,000
1,640,000	6.75	02/15/2011	1,320,200
2,700,000	6.38	10/15/2011	2,187,000
2,000,000	6.88	01/15/2029	1,440,000

			$8,575,000

Consumer Cyclicals – 0.4%
Cendant Corp.
$80,000	7.75%	12/01/2003	$78,787
3,590,000	6.88†	08/15/2006	3,539,709

			$3,618,496

38       The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds – (continued)

Consumer Products – 0.1%
International Flavors & Fragrances, Inc.
$870,000	6.45%	05/15/2006	$877,426

Credit Card Banks – 0.4%
Capital One Bank
$1,450,000	6.38%	02/15/2003	$1,454,507
350,000	6.65	03/15/2004	353,133
785,000	8.25	06/15/2005	815,189
700,000	6.88	02/01/2006	692,378
Capital One Financial Corp.
355,000	7.25	12/01/2003	354,609

			$3,669,816

Electric – 1.8%
Calenergy, Inc.
$1,460,000	7.23%	09/15/2005	$1,510,711
1,120,000	7.63	10/15/2007	1,169,465
Commonwealth Edison Co.
1,000,000	7.00	07/01/2005	1,060,631
MidAmerican Funding LLC
690,000	6.75	03/01/2011	690,329
Niagara Mohawk Power Corp.
50,000	5.88	09/01/2002	50,418
400,000	7.38	08/01/2003	417,628
389,000	8.00	06/01/2004	416,333
600,000	5.38	10/01/2004	609,741
NiSource Finance Corp.
85,000	5.75	04/15/2003	84,802
NRG Energy, Inc.
200,000	8.70 †	03/15/2005	204,467
1,775,000	7.75	04/01/2011	1,662,220
750,000	8.63	04/01/2031	685,863
Progress Energy, Inc.
1,740,000	6.75	03/01/2006	1,798,509
Texas Utilities Electric Co.
1,550,000	6.75	04/01/2003	1,594,589
TXU US Holding Co.
700,000	6.38	06/15/2006	709,227
Wisconsin Energy Corp.
2,385,000	5.88	04/01/2006	2,419,617

			$15,084,550

Energy – 1.8%
El Paso CGP Co.
$700,000	7.50%	08/15/2006	$720,295
2,200,000	7.75	06/15/2010	2,274,411
El Paso Corp.
985,000	6.75	05/15/2009	961,296
1,000,000	7.00	05/15/2011	990,691
2,500,000	7.75	01/15/2032	2,472,264
KeySpan Corp.
400,000	7.25	11/15/2005	425,429
640,000	7.63	11/15/2010	695,722
Kinder Morgan Energy Partners LP
3,075,000	6.75	03/15/2011	3,096,908
450,000	7.75	03/15/2032	471,863
Occidental Petroleum Corp.
500,000	6.40	04/01/2003	512,200
680,000	7.65	02/15/2006	726,752
700,000	9.25	08/01/2019	844,636
Tosco Corp.
1,200,000	7.63	05/15/2006	1,295,386

			$15,487,853

Entertainment – 0.3%
Park Place Entertainment Corp.
$950,000	8.50%	11/15/2006	$998,202
1,745,000	7.50 †	09/01/2009	1,734,865

			$2,733,067

Environmental – 1.4%
Cargill, Inc.†
$2,000,000	6.38%	06/01/2012	$1,994,720
Republic Services, Inc.
1,370,000	6.63	05/15/2004	1,403,834
Waste Management, Inc.
1,000,000	6.38	12/01/2003	1,015,020
2,050,000	7.00	10/01/2004	2,109,628
1,025,000	7.00	05/15/2005	1,061,281
4,000,000	7.38	08/01/2010	4,112,780

			$11,697,263

Finance Companies – 2.9%
Allstate Financial Global Funding†
$1,600,000	6.50%	06/14/2011	$1,634,018
Devon Financing Corp. ULC
3,090,000	6.88	09/30/2011	3,107,614
General Electric Capital Corp.
100,000	8.75	05/21/2007	114,374
Household Finance Corp.
400,000	7.00	08/01/2003	409,416
895,000	7.25	05/15/2006	924,653
4,450,000	5.75	01/30/2007	4,384,930
625,000	7.88	03/01/2007	665,208
1,000,000	8.00	07/15/2010	1,073,655
2,600,000	6.75	05/15/2011	2,592,804
J.P. Morgan Chase & Co.
2,550,000	6.63	03/15/2012	2,551,173
J.P. Morgan Chase & Co. Series 2002-FL1A, Class A1
7,497,658	2.21	02/14/2015	7,497,889
Sears Roebuck Acceptance Corp.
100,000	6.76	06/25/2003	103,653

			$25,059,387

Food – 0.8%
ConAgra Foods, Inc.
$1,320,000	7.88%	09/15/2010	$1,448,045
730,000	8.25	09/15/2030	834,255

The accompanying notes are an integral part of these financial statements.       39

 GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments (continued)
April 30, 2002 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds – (continued)

Food – (continued)
Kroger Co.
$1,100,000	7.25%	06/01/2009	$1,150,633
Tyson Foods, Inc.
500,000	7.25	10/01/2006	519,491
2,805,000	8.25 †	10/01/2011	3,045,417

			$6,997,841

Health Care – 0.7%
HCA, Inc.
$800,000	7.88%	02/01/2011	$852,120
1,700,000	6.95	05/01/2012	1,704,445
Quest Diagnostics, Inc.
1,215,000	6.75	07/12/2006	1,248,625
Tenet Healthcare Corp.
2,500,000	6.50	06/01/2012	2,483,507

			$6,288,697

Home Construction – 0.3%
Centex Corp.
$600,000	9.75%	06/15/2005	$665,323
265,000	7.35	04/04/2006	275,293
CRH America, Inc.
1,100,000	6.95	03/15/2012	1,112,350
Deere & Co.
100,000	6.55	07/15/2004	105,015

			$2,157,981

Insurance Companies – 0.7%
American General Finance Corp.
$2,915,000	5.88%	07/14/2006	$2,960,372
685,000	8.45	10/15/2009	768,455
AXA Financial, Inc.
50,000	9.00	12/15/2004	55,402
2,145,000	7.75	08/01/2010	2,350,965

			$6,135,194

Media-Cable – 2.4%
AOL Time Warner, Inc.
$1,200,000	5.63%	05/01/2005	$1,190,075
Comcast Cable Communications, Inc.
1,950,000	6.38	01/30/2006	1,934,957
1,250,000	8.38	05/01/2007	1,331,911
270,000	6.20	11/15/2008	258,026
Cox Communications, Inc.
500,000	7.50	08/15/2004	518,399
375,000	6.40	08/01/2008	359,921
2,420,000	7.75	11/01/2010	2,443,801
520,000	6.80	08/01/2028	439,696
Lenfest Communications, Inc.
2,300,000	8.38	11/01/2005	2,487,300
Shaw Communications, Inc.
1,850,000	7.25	04/06/2011	1,809,485
TCI Communications, Inc.
100,000	6.38	05/01/2003	101,707
Time Warner Entertainment Co.
2,000,000	7.25	09/01/2008	1,998,951
Time Warner, Inc.
1,200,000	7.98	08/15/2004	1,265,413
1,100,000	7.75	06/15/2005	1,152,172
1,700,000	8.18	08/15/2007	1,783,276
1,000,000	6.85	01/15/2026	1,009,596

			$20,084,686

Media-Non Cable – 1.1%
Chancellor Media Corp. LA
$725,000	8.00%	11/01/2008	$752,188
News America Holdings, Inc.
540,000	8.00	10/17/2016	553,439
200,000	7.25	05/18/2018	185,119
195,000	7.13	04/08/2028	172,314
PanAmSat Corp.
540,000	6.00	01/15/2003	538,895
Reed Elsevier Capital, Inc.
1,020,000	6.13	08/01/2006	1,047,382
Viacom, Inc.
3,455,000	7.75	06/01/2005	3,668,315
50,000	6.40	01/30/2006	51,403
2,390,000	7.70	07/30/2010	2,556,222

			$9,525,277

Mortgage Banks – 1.1%
Countrywide Capital Corp. III
$1,080,000	8.05%	06/15/2027	$1,122,173
Countrywide Funding Corp.
3,535,000	6.88	09/15/2005	3,733,452
Countrywide Home Loans, Inc.
200,000	6.70	03/10/2005	210,469
1,050,000	6.25	04/15/2009	1,040,598
Homeside Lending, Inc.
1,760,000	6.20	05/15/2003	1,799,444
1,360,000	6.75	08/01/2004	1,428,973

			$9,335,109

Oil and Gas – 1.1%
Burlington Resources Finance Co.†
$1,400,000	7.40%	12/01/2031	$1,432,914
Devon Energy Corp.
550,000	7.95	04/15/2032	582,693
Petroleum Geo-Services ASA
3,080,000	7.13	03/30/2028	2,081,787
Schlumberger Technology Corp.†
4,000,000	6.50	04/15/2012	4,059,588
Transocean Sedco Forex, Inc.
1,000,000	6.63	04/15/2011	1,000,900

			$9,157,882

Paper – 0.2%
Weyerhaeuser Co.†
$750,000	6.13%	03/15/2007	$760,248
600,000	6.75	03/15/2012	605,048

			$1,365,296

40       The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds – (continued)

REIT – 0.6%
Liberty Property LP
$455,000	6.97%	12/11/2003	$468,820
115,000	7.10	08/15/2004	120,333
Simon Property Group LP
1,595,000	6.63	06/15/2003	1,638,845
Simon Property Group, Inc.
1,700,000	6.75	02/09/2004	1,754,476
700,000	6.75	07/15/2004	719,274

			$4,701,748

Retailers – 0.3%
Federated Department Stores, Inc.
$60,000	8.13%	10/15/2002	$61,563
2,165,000	6.63	09/01/2008	2,237,010

			$2,298,573

Supermarkets – 0.2%
Fred Meyer, Inc.
$1,225,000	7.45%	03/01/2008	$1,305,461

Telecommunications – 8.2%
360 Communications Co.
$1,015,000	7.13%	03/01/2003	$1,036,343
AT&T Corp.
170,000	5.63	03/15/2004	168,653
2,750,000	7.30 †	11/15/2011	2,488,752
AT&T Wireless Services, Inc.
2,600,000	7.88	03/01/2011	2,501,412
1,050,000	8.13	05/01/2012	1,022,936
1,250,000	8.75	03/01/2031	1,205,939
Bell Atlantic New Jersey, Inc.
315,000	8.00	06/01/2022	323,077
Bellsouth Capital Funding Corp.
675,000	7.88	02/15/2030	734,030
British Telecom PLC
4,900,000	8.38	12/15/2010	5,352,942
Citizens Communications Co.
3,350,000	7.63	08/15/2008	3,335,434
625,000	9.25	05/15/2011	672,024
2,250,000	9.00	08/15/2031	2,309,243
Deutsche Telekom International Finance B.V.
2,600,000	7.75	06/15/2005	2,748,396
1,775,000	8.00	06/15/2010	1,876,755
2,165,000	8.25	06/15/2030	2,278,662
France Telecom SA†
6,000,000	8.25	03/01/2011	6,073,422
GTE California, Inc.
370,000	7.65	03/15/2007	392,117
330,000	6.75	05/15/2027	293,607
INTELSAT†
1,450,000	7.63	04/15/2012	1,468,633
Koninklijke (Royal) KPN NV
3,650,000	8.00	10/01/2010	3,764,117
1,800,000	8.38	10/01/2030	1,855,484
New England Telephone & Telegraph Co.
200,000	7.65	06/15/2007	216,791
New York Telephone
100,000	6.50	03/01/2005	103,424
Qwest Capital Funding, Inc.
2,000,000	7.75	08/15/2006	1,499,592
1,000,000	7.00	08/03/2009	720,000
1,850,000	7.90	08/15/2010	1,332,000
320,000	7.63	08/03/2021	201,600
1,130,000	7.75	02/15/2031	735,088
QWest Communications, Inc.
940,000	7.20	11/01/2004	874,200
Qwest Corp.
485,000	7.63	06/09/2003	470,450
200,000	8.88 †	03/15/2012	190,948
100,000	7.50	06/15/2023	75,000
130,000	6.88	09/15/2033	96,200
SBC Communications, Inc.
50,000	5.75	05/02/2006	51,024
Sprint Capital Corp.
2,280,000	6.00	01/15/2007	2,103,172
200,000	6.13	11/15/2008	179,701
2,800,000	7.63	01/30/2011	2,651,874
600,000	8.38 †	03/15/2012	597,285
2,800,000	6.88	11/15/2028	2,227,079
600,000	8.75 †	03/15/2032	578,710
Verizon Global Funding Corp.
5,380,000	7.25	12/01/2010	5,399,635
Verizon Wireless, Inc.†
2,550,000	5.38	12/15/2006	2,445,965
Vodafone Americas Asia, Inc.
70,000	7.00	10/01/2003	73,033
Vodafone Group PLC
4,250,000	7.75	02/15/2010	4,559,105

			$69,283,854

Tobacco – 0.9%
Philip Morris Companies, Inc.
$1,450,000	7.00%	07/15/2005	$1,531,638
4,300,000	6.95	06/01/2006	4,515,904
R.J. Reynolds Tobacco Holdings, Inc.
1,835,000	7.38	05/15/2003	1,898,138

			$7,945,680

Yankee Banks – 0.3%
HSBC Holdings PLC
$650,000	7.50%	07/15/2009	$706,640
Merita Bank Ltd.
1,275,000	6.50	04/01/2009	1,314,872
Republic New York Corp.
440,000	7.75	05/15/2009	476,045

			$2,497,557

TOTAL CORPORATE BONDS
(Cost $312,970,250)			$308,903,562

The accompanying notes are an integral part of these financial statements.       41

 GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments (continued)
April 30, 2002 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date		Value
Agency Debentures – 0.7%

Federal Home Loan Bank
$100,000	7.25%	05/15/2003		$104,845
200,000	5.38	02/15/2006		206,042
100,000	5.25	09/05/2007		99,836
Federal Home Loan Mortgage Corp.
165,000	5.50	05/15/2002		165,217
Federal National Mortgage Association
3,000,000	4.65	12/19/2005	α	3,009,585
100,000	6.00	TBA-15 yr		105,428
Small Business Administration
2,025,233	6.30	06/01/2018		2,089,528

TOTAL AGENCY DEBENTURES
(Cost $5,712,037)				$5,780,481

Asset-Backed Securities – 9.1%

Airlines – 0.1%
American Airlines Pass Through Trust Series 1999-1, Class A1
$437,574	6.86%	10/15/2010		$452,061
Delta Air Lines, Inc. Series 2001-1, Class A1
467,411	6.62	03/18/2011		460,440

				$912,501

Auto – 5.2%
Americredit Automobile Receivables Trust Series 1999-B, Class A4
$603,978	5.96%	03/12/2006		$618,372
Americredit Automobile Receivables Trust Series 2000-A, Class A4
800,000	7.29	12/12/2006		845,361
ANRC Auto Owner Trust Series 1999-A, Class A4
800,000	6.94	04/17/2006		821,182
CPS Auto Trust Series 2002-A, Class A1†
8,836,457	3.74	01/15/2006		8,902,730
MFN Auto Receivables Trust Series 2002-A, Class A1†
14,088,713	3.81	01/15/2005		14,203,183
Onyx Acceptance Auto Trust Series 1999-D, Class A4
2,600,000	7.00	11/15/2004		2,667,366
Onyx Acceptance Auto Trust Series 2000-A, Class A4
750,000	7.42	12/15/2004		783,121
Onyx Acceptance Auto Trust Series 2001-A, Class A4
10,000,000	7.44	11/15/2007		10,465,600
WFS Financial Owner Trust Series 2000-B, Class A4
4,500,000	7.84	02/20/2006		4,781,433

				$44,088,348

Home Equity – 0.7%
Aames Mortgage Trust Series 2000-2, Class A6F
$1,000,000	7.18%	11/25/2028		$1,051,763
AFC Home Equity Loan Trust Series 1999-1, Class 2A1#
103,499	2.23	02/24/2029		103,695
NC Finance Trust Series 2002-1†
4,576,016	9.25	03/25/2032		4,395,990

				$5,551,448

Lease – 0.4%
AESOP Funding II LLC Series 1998-1, Class A†
$3,400,000	6.14%	05/20/2006		$3,545,700

Manufactured Housing – 1.9%
Green Tree Financial Corp. Series 1997-6, Class A8
$3,016,605	7.07%	01/15/2029		$3,130,887
Green Tree Financial Corp. Series 1999-4, Class A4
9,000,000	6.64	05/01/2031		9,239,742
Mid-State Trust Series 4, Class A
3,642,952	8.33	04/01/2030		3,930,659

				$16,301,288

Utilities – 0.8%
Massachusetts RRB Special Purpose Trust Series 1999-1, Class A5
$6,150,000	7.03%	03/15/2012		$6,666,943

TOTAL ASSET-BACKED SECURITIES
(Cost $75,931,898)				$77,066,228

Emerging Market Debt – 0.7%

Pemex Finance Ltd.
$600,000	8.02%	05/15/2007		$639,669
700,000	9.15	11/15/2018		796,879
United Mexican States
1,830,000	10.38	02/17/2009		2,148,420
2,010,000	9.88	02/01/2010		2,305,470

TOTAL EMERGING MARKET DEBT
(Cost $5,720,585)				$5,890,438

Mortgage-Backed Obligations – 46.7%

Federal Home Loan Mortgage Corp. (FHLMC) – 14.7%
$314,386	5.50%	07/01/2013		$317,534
4,592,353	5.50	12/01/2013		4,638,345
341,861	5.50	02/01/2014		344,766
285,983	5.50	06/01/2014		288,413
434,789	5.50	09/01/2014		438,484
41,040	7.00	10/01/2014		42,971
490,767	7.00	05/01/2015		513,864
98,760	7.00	02/01/2016		103,365
5,617,155	7.50	05/01/2016		5,931,037
66,243	7.00	10/01/2017		68,720
853,237	7.00	06/01/2026		884,323
1,885,752	7.50	03/01/2027		1,981,338
547,811	8.00	06/01/2030		577,466
438,390	7.50	12/01/2030		457,503
1,735,590	7.50	01/01/2031		1,811,256
3,000,000	6.00	TBA-15 yr	α	3,032,820
85,000,000	6.50	TBA-15 yr	α	87,257,600
15,000,000	7.00	TBA-15 yr	α	15,623,400

				$124,313,205

42       The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date		Value
Mortgage-Backed Obligations – (continued)

Federal National Mortgage Association (FNMA) – 7.3%
$1,516,777	6.50%	09/01/2024		$1,551,374
36,666	6.50	02/01/2026		37,420
94,062	6.50	08/01/2026		95,997
107,189	6.50	09/01/2027		109,192
32,443	6.50	11/01/2027		33,049
206,263	6.50	04/01/2028		209,955
88,729	7.50	03/01/2029		92,673
5,278,984	6.50	05/01/2029		5,363,965
90,035	7.50	08/01/2029		94,037
729,421	7.50	12/01/2030		761,560
1,021,043	8.00	02/01/2031		1,077,834
6,281,928	7.00	03/01/2031		6,495,890
1,958,907	6.50	09/01/2031		1,982,159
2,937,433	6.50	10/01/2031		2,972,300
4,913,222	6.50	11/01/2031		4,962,600
9,906,710	6.50	01/01/2032		10,024,302
15,000,000	6.00	TBA-15 yr	α	15,135,900
11,000,000	6.50	TBA-15 yr	α	11,333,410

				$62,333,617

Government National Mortgage Association (GNMA) – 2.8%
$76,620	8.00%	10/15/2014		$81,264
684,354	8.00	01/15/2015		725,839
589,178	8.00	02/15/2015		624,894
662,322	8.00	03/15/2015		702,472
48,107	8.00	05/15/2015		51,023
755,555	8.00	06/15/2015		801,357
715,198	8.00	07/15/2015		758,553
48,241	8.00	08/15/2015		51,166
44,612	8.00	10/15/2015		47,317
596,688	7.00	03/15/2023		621,335
1,979,456	7.00	10/15/2023		2,061,221
6,641,569	7.00	11/15/2023		6,915,911
9,366,207	7.00	12/15/2023		9,753,094
67,285	7.00	01/15/2024		70,064
19,560	7.00	06/15/2024		20,357
252,687	6.50	01/15/2028		257,567
305,854	6.50	02/15/2028		311,761
147,483	6.50	03/15/2028		150,331

				$24,005,526

Collateralized Mortgage Obligations (CMOs) – 21.9%
Inverse Floater# – 3.2%
FHLMC Series 1684, Class QC
$2,937,930	8.63%	03/15/2024		$2,774,275
FHLMC Series 1689, Class C
3,844,066	8.00	03/15/2024		3,541,731
FNMA Series 1993-175, Class SA
2,937,521	10.47	09/25/2008		3,188,121
GE Capital Mortgage Services, Inc. Series 1994-7, Class A14
3,647,368	12.77	02/25/2009		3,773,759
GNMA Series 2001-48, Class SA
1,040,048	20.44	10/20/2031		1,138,783
GNMA Series 2001-51, Class SA
2,332,451	24.95	10/16/2031		2,632,128
GNMA Series 2001-51, Class SB
2,299,783	20.44	10/16/2031		2,517,374
GNMA Series 2001-59, Class SA
293,550	20.28	11/16/2024		310,608
GNMA Series 2001-62, Class SB
501,412	19.96	11/16/2027		527,800
GNMA Series 2002-11, Class SA
1,677,204	29.35	02/16/2032		1,953,177
GNMA Series 2002-23, Class SB
3,547,640	29.40	02/16/2032		4,396,331
Prudential Home Mortgage Securities Co. Series 1992-99, Class A5
55,331	14.97	12/25/2007		55,829

				$26,809,916

IOette@# – 0.0%
FNMA Series 1992-24, Class N
$6,561	1.00%	03/25/2007		$82,557
FNMA Series 2001-42, Class HI
1,957,950	8.00	09/25/2016		321,260

				$403,817

Non-Agency CMOs – 6.3%
Asset Securitization Corp. Series 1997-D4, Class A1D
$900,000	7.49%	04/14/2029		$972,863
Commercial Mortgage Acceptance Corp. Series 1998-C1, Class A2
12,110,000	6.49	05/15/2008		12,650,018
CS First Boston Mortgage Sercurities Corp. Series 1997-C2, Class A3
9,250,000	6.55	01/17/2035		9,675,340
First Union-Lehman Brothers Commercial Mortgage Services Series 1997-C1, Class A2
600,000	7.30	12/18/2006		638,596
First Union-Lehman Brothers Commercial Mortgage Services Series 1997-C1, Class A3
5,150,000	7.38	04/18/2029		5,558,850
First Union-Lehman Brothers Commercial Mortgage Services Series 1997-C2, Class A2
1,075,000	6.60	11/18/2029		1,129,855
First Union-Lehman Brothers Commercial Mortgage Services Series 1997-C2, Class A3
1,000,000	6.65	11/18/2029		1,054,975
JP Morgan Commercial Mortgage Finance Corp. Series 1999-C8, Class A2
3,000,000	7.40	07/15/2031		3,271,839
LB Commercial Conduit Mortgage Trust Series 1998-C1, Class A3
9,550,000	6.48	01/18/2008		10,009,044

The accompanying notes are an integral part of these financial statements.       43

 GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments (continued)
April 30, 2002 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

Non-Agency CMOs – (continued)
Merrill Lynch Mortgage Investors, Inc. Series 1998-C2, Class A2
$3,690,000	6.39%	02/15/2030	$3,836,853
Merrill Lynch Mortgage Investors, Inc. Series 1999-C1, Class A2
4,500,000	7.56	09/15/2009	4,937,298

			$53,735,531

Planned Amortization Class (PAC) CMOs – 0.2%
FNMA Series 1993-78, Class H
$1,000,000	6.50%	06/25/2008	$1,050,227
GNMA Series 2001-6, Class PI
5,509,259	7.00	10/20/2027	385,648

			$1,435,875

Regular Floater CMOs# – 4.7%
Amortizing Residential Collateral Trust Series 2002-BC1M, Class A
$19,916,804	2.13%	01/01/2032	$19,922,778
FNMA Remic Trust Series 1993-175, Class FA
6,345,046	4.72	09/25/2008	6,396,151
GE Capital Mortgage Services, Inc. Series 1994-7, Class A13
5,000,000	3.99	02/25/2009	5,040,600
GE Capital Mortgage Services, Inc. Series 2000-13, Class A6
3,704,660	2.78	11/25/2030	3,718,330
Structured Asset Securities Corp. Series 2000-4, Class B1
4,940,744	8.00	11/25/2030	5,097,365

			$40,175,224

Sequential Fixed Rate CMOs – 7.2%
Banc of America Funding Corp. Series 2000-1, Class 1A2
$11,057,519	6.75%	11/20/2032	$11,282,982
Citicorp Mortgage Securities, Inc. Series 1998-2, Class A2
2,926,180	6.75	04/25/2028	2,949,297
Citicorp Mortgage Securities, Inc. Series 2000-1, Class A1
3,372,360	7.00	01/25/2031	3,398,918
CMC Securities Corp. III Series 1994-C, Class A10
657,199	6.75	03/25/2024	658,927
FHLMC Series 1830, Class A
951,958	6.50	10/15/2022	958,960
First Nationwide Trust Series 1999-5, Class 1PA1
9,693,310	7.00	01/19/2030	9,959,682
FNMA Series 2001-M2, Class C
6,350,225	6.30	09/25/2015	6,507,244
GE Capital Mortgage Services, Inc. Series 1993-14, Class A5
9,666,621	6.50	07/25/2021	9,745,888
Residential Accredit Loans, Inc. Series 2000-QS14, Class NB1
4,482,456	7.75	12/25/2030	4,599,851
Residential Funding Mortgage Securities I Series 2000-S2, Class A5
1,744,348	7.50	02/25/2030	1,772,537
Wells Fargo Mortgage Backed Securities Trust Series 2000-8, Class A1
3,004,663	7.00	09/25/2030	3,066,319
Wells Fargo Mortgage Backed Securities Trust Series 2001-12, Class IA43
5,989,370	6.75	06/25/2031	6,039,374

			$60,939,979

Support – 0.3%
Countrywide Funding Corp. Series 1993-2, Class A5A
$2,398,914	6.50%	10/25/2008	$2,445,909

TOTAL CMOS			$185,946,251

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $394,364,421)			$396,598,599

Sovereign Credit – 0.2%

Province of Quebec
$1,900,000	6.13%	01/22/2011	$1,942,803

TOTAL SOVEREIGN CREDIT
(Cost $1,962,244)			$1,942,803

U.S. Treasury Obligations – 14.5%

United States Treasury Interest-Only Stripped Securities•
$3,000,000	6.10%	02/15/2014	$1,541,268
5,600,000	6.32	05/15/2023	1,585,080
United States Treasury Principal-Only Stripped Securities°
300,000	4.28	11/15/2004	272,860
560,000	6.32	05/15/2018	216,969
9,150,000	6.31	08/15/2020	3,087,100
5,850,000	6.25	05/15/2021	1,884,221
2,100,000	6.28	11/15/2024	554,045
5,700,000	6.26	02/15/2025	1,481,778
12,050,000	6.22	11/15/2026	2,844,908
United States Treasury Bond^
11,050,000	6.88	08/15/2025	12,636,338
United States Treasury Notes
24,417,360	3.63	07/15/2002	24,787,430
15,000,000	3.00	01/31/2004	14,988,285
10,000,000	6.75	05/15/2005	10,822,101
150,000	7.00	07/15/2006	165,318
17,000,000	3.50	11/15/2006	16,371,850
15,073,699	3.63	01/15/2008	15,735,585
13,312,026	4.25	01/15/2010	14,408,191

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $122,970,811)			$123,383,327

44       The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement – 5.7%

Joint Repurchase Agreement Account IIΔ
$48,000,000	1.92%	05/01/2002	$48,000,000

TOTAL REPURCHASE AGREEMENT
(Cost $48,000,000)			$48,000,000

TOTAL INVESTMENTS
(Cost $967,632,246)			$967,565,438

†	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $65,508,029, which represent 7.7% of net assets as of April 30, 2002.
#	Variable rate security. Coupon rate disclosed is that which is in effect at April 30, 2002.
α	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate (generally
± 2.5%) principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
•	Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated coupon due to the amortization of related premiums.
@	Represents security with notional or nominal principal amount. The rate stated is the actual effective yield of the security.
°	Security is issued with a zero coupon. The interest rate disclosed represents effective yield to maturity.
^	A portion of this security is segregated as collateral for initial margin requirement on futures transactions.
Δ	Joint repurchase agreement was entered into on April 30, 2002.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviations:
REIT—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.       45

 GOLDMAN SACHS GLOBAL INCOME FUND

Performance Summary
April 30, 2002 (Unaudited)

The following graph shows the value as of April 30, 2002, of a $10,000 investment made on September 1, 1991 in Class A Shares (with the maximum sales charge of 4.5%) of the Goldman Sachs Global Income Fund. For comparative purposes, the performance of the Fund’s benchmark, the J.P. Morgan Global Government Bond Index hedged to U.S. Dollars (the “JP Morgan GGB Index — $ Hedged”), is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemptions of Fund shares. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance of Class B, Class C, Institutional and Service Shares will vary from Class A Shares due to differences in fees and loads.

Global Income Fund’s Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested September 1, 1991 to April 30, 2002.(a)

Average Annual Total Return through April 30, 2002	Since Inception	Ten Years	Five Years	One Year	Six Months*

Class A (commenced August 2, 1991)
Excluding sales charges	6.99%	7.16%	5.95%	2.94%	-1.63%
Including sales charges	6.53%	6.67%	4.98%	-1.71%	-6.03%

Class B (commenced May 1, 1996)
Excluding sales charges	6.05%	n/a	5.41%	2.45%	-1.87%
Including sales charges	5.88%	n/a	4.98%	-2.67%	-6.78%

Class C (commenced August 15, 1997)
Excluding sales charges	5.14%	n/a	n/a	2.45%	-1.81%
Including sales charges	5.14%	n/a	n/a	1.43%	-2.79%

Institutional Class (commenced August 1, 1995)	7.82%	n/a	6.64%	3.69%	-1.24%

Service Class (commenced March 12, 1997)	5.95%	n/a	6.07%	3.11%	-1.56%

*	Not annualized.
(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.

GOLDMAN SACHS GLOBAL INCOME FUND

Statement of Investments
April 30, 2002 (Unaudited)

Principal	Interest	Maturity
Amount €	Rate	Date	Value
Foreign Debt Obligations – 59.8%

Australian Dollar – 3.9%
Government of Australia
AUD35,500,000	5.75%	06/15/2011	$18,594,580

Canadian Dollar – 2.4%
Government of Canada
CAD6,100,000	6.00%	06/01/2011	$3,993,654
5,700,000	10.25	03/15/2014	5,044,094
3,100,000	8.00	06/01/2027	2,496,569

			$11,534,317

Danish Krone – 2.8%
Kingdom of Denmark
DKK22,000,000	8.00%	03/15/2006	$2,945,602
81,000,000	6.00	11/15/2011	10,254,965

			$13,200,567

Euro Currency – 28.8%
British Telecom PLC
EUR5,500,000	6.13%	02/15/2006	$5,072,324
Federal Republic of Germany
4,500,000	5.25	01/04/2008	4,131,343
5,000,000	5.25	07/04/2010	4,542,909
4,330,000	5.25	01/04/2011	3,938,222
4,400,000	5.00	07/04/2011	3,932,320
3,200,000	6.25	01/04/2024	3,131,704
9,100,000	6.25	01/04/2030	9,021,919
Gallaher Group
3,466,306	5.88	08/06/2008	3,031,889
Government of France
51,800,000	3.50	07/12/2004	45,994,215
4,500,000	5.50	10/25/2007	4,177,123
14,100,000	5.50	04/25/2010	12,992,980
5,500,000	8.50	10/25/2019	6,615,050
7,000,000	5.50	04/25/2029	6,258,888
Household Finance Corp.
1,700,000	6.25	09/21/2005	1,550,008
1,800,000	5.88	03/31/2008	1,574,831
Kingdom of Belgium
4,300,000	6.50	03/31/2005	4,078,173
3,600,000	4.75	09/28/2006	3,244,625
Kingdom of The Netherlands
2,000,000	3.75	07/15/2009	1,661,906
Republic of Italy
800,000	4.75	03/15/2006	722,809
1,900,000	4.25	11/01/2009	1,617,533
Standard Chartered Bank PLC
1,449,000	5.38	05/06/2009	1,263,207
TPSA Eurofinance BV
1,500,000	6.63	03/01/2006	1,309,175
Tyco International Group SA
6,570,000	6.13	04/04/2007	4,822,095
UPM-Kymmene Oyj
1,500,000	6.13	01/23/2012	1,351,092

			$136,036,340

German Mark – 1.3%
Citicorp
DEM4,500,000	6.25%	09/19/2009	$2,124,286
1,100,000	5.50	06/30/2010	489,690
Countrywide Home Loans, Inc.
4,400,000	5.25	12/15/2005	1,993,197
Royal Bank of Scotland PLC
3,700,000	5.25	07/22/2008	1,680,514

			$6,287,687

Great Britain Pound – 5.5%
DaimlerChrysler NA Holding Corp.
GBP1,000,000	7.50%	12/07/2006	$1,500,210
General Motors Acceptance Corp.
450,000	6.50	03/23/2004	658,092
Lehman Brothers Holdings PLC
2,900,000	6.95	06/22/2004	4,323,587
Lloyds Bank PLC
2,900,000	7.75	06/18/2007	4,565,186
North American Capital Corp.
1,300,000	8.25	11/17/2003	1,953,477
Royal Bank of Scotland PLC
1,500,000	8.38	01/29/2007	2,408,130
United Kingdom Treasury
400,000	6.75	11/26/2004	607,820
2,000,000	8.00	06/07/2021	3,914,495
2,200,000	6.00	12/07/2028	3,651,872
280,000	4.25	06/07/2032	361,517
Vodafone AirTouch PLC
1,500,000	7.50	03/19/2004	2,248,077

			$26,192,463

Japanese Yen – 11.1%
Government of Japan
JPY4,310,000,000	0.90%	12/22/2008	$33,697,218
1,480,000,000	1.90	12/20/2010	12,155,552
300,000,000	2.50	12/21/2020	2,521,656
515,000,000	1.90	03/22/2021	3,926,597

			$52,301,023

Polish Zloty – 2.1%
Government of Poland
PLN39,400,000	8.50%	11/12/2006	$9,697,439

Swedish Krona – 1.9%
Kingdom of Sweden
SEK99,000,000	3.50%	04/20/2006	$9,011,607

TOTAL FOREIGN DEBT OBLIGATIONS
(Cost $295,642,225)			$282,856,023

The accompanying notes are an integral part of these financial statements.     47

 GOLDMAN SACHS GLOBAL INCOME FUND

Statement of Investments (continued)
April 30, 2002 (Unaudited)

Principal	Interest	Maturity
Amount €	Rate	Date	Value
Corporate Bonds – 21.2%

Airlines – 0.2%
Continental Airlines, Inc.
USD212,757	6.54%	09/15/2009	$197,864
Northwest Airlines, Inc.
252,176	7.67	01/02/2015	250,287
228,244	8.07	01/02/2015	202,679
209,260	8.97	01/02/2015	205,600

			$856,430

Automotive – 2.0%
Ford Motor Credit Co
USD510,000	6.00%	01/14/2003	$516,925
185,000	5.75	02/23/2004	186,168
3,500,000	7.60	08/01/2005	3,621,882
800,000	6.88	02/01/2006	807,440
General Motors Acceptance Corp.
610,000	5.75	11/10/2003	617,749
160,000	6.85	06/17/2004	166,616
1,450,000	6.13	09/15/2006	1,467,471
1,960,000	7.00	02/01/2012	1,974,716
The Hertz Corp.
250,000	6.00	01/15/2003	250,795

			$9,609,762

Chemicals – 0.8%
Air Products & Chemicals, Inc.
USD1,500,000	8.50%	04/01/2006	$1,587,555
The Dow Chemical Co
2,170,000	5.25	05/14/2004	2,189,560

			$3,777,115

Commercial Banks – 1.5%
Bank of America Corp.
USD300,000	9.20%	05/15/2003	$318,822
200,000	7.88	05/16/2005	218,353
BSCH Issuance Ltd
2,400,000	7.63	09/14/2010	2,578,179
Citicorp
300,000	8.00	02/01/2003	311,580
100,000	7.20	06/15/2007	107,922
Citigroup, Inc.
1,250,000	6.75	12/01/2005	1,328,374
DBS Group Holdings Ltd
1,000,000	7.88	08/10/2009	1,088,011
Long Island Savings Bank
300,000	7.00	06/13/2002	301,608
Nations Bank Corp.
200,000	6.38	05/15/2005	209,921
150,000	7.25	10/15/2025	155,603
Wells Fargo & Co
360,000	6.63	07/15/2004	380,713
Wells Fargo Bank#
230,000	7.80	06/15/2010	249,888

			$7,248,974

Conglomerates – 0.1%
Tyco International Group SA
USD385,000	5.88%	11/01/2004	$323,400
190,000	6.38	06/15/2005	157,700

			$481,100

Credit Card Banks – 0.6%
Capital One Bank
USD180,000	6.48%	06/28/2002	$179,849
300,000	6.65	03/15/2004	302,685
2,400,000	6.88	02/01/2006	2,373,869

			$2,856,403

Energy – 1.0%
El Paso Corp.
EUR2,250,000	5.75%	03/14/2006	$1,945,952
Petroleum Geo-Services ASA
USD1,360,000	6.25	11/19/2003	1,306,183
The Coastal Corp.
1,300,000	6.20	05/15/2004	1,312,826

			$4,564,961

Finance Companies – 2.1%
Household Finance Corp.
USD1,650,000	8.00%	05/09/2005	$1,767,282
Nisource Finance Corp.
1,600,000	5.75	04/15/2003	1,596,265
The CIT Group, Inc.
4,770,000	5.50	05/16/2005	4,168,010
Washington Mutual Finance Corp.
2,020,000	8.25	06/15/2005	2,210,104

			$9,741,661

Food – 1.1%
Kellogg Co.
USD2,700,000	6.00%	04/01/2006	$2,767,179
Tyson Foods, Inc.
2,350,000	7.25	10/01/2006	2,441,608

			$5,208,787

Insurance Companies – 0.5%
American General Finance Corp.
USD490,000	5.75%	11/01/2003	$507,170
Prudential Insurance Co. of America
1,900,000	6.38	07/23/2006	1,981,748

			$2,488,918

Media-Cable – 1.3%
AOL Time Warner, Inc.
USD3,800,000	5.63%	05/01/2005	$3,768,572
300,000	7.70	05/01/2032	280,295
Comcast Cable Communications
1,900,000	8.38	05/01/2007	2,024,504
Cox Communications, Inc.
125,000	7.50	08/15/2004	129,599
45,000	7.75	08/15/2006	46,465
75,000	6.40	08/01/2008	71,984

			$6,321,419

48      The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INCOME FUND

Principal	Interest	Maturity
Amount €	Rate	Date	Value
Corporate Bonds – (continued)

Media-Non Cable – 1.7%
CBS Corp.
USD170,000	6.88%	09/01/2003	$177,009
Clear Channel Communications, Inc.
2,600,000	6.50	07/07/2005	2,294,580
PanAmSat Corp.
165,000	6.13	01/15/2005	160,654
Reed Elsevier Capital, Inc.
1,400,000	6.13	08/01/2006	1,437,583
Viacom, Inc.
450,000	7.75	06/01/2005	485,512
3,000,000	6.40	01/30/2006	3,084,190

			$7,789,966

Mortgage Banks – 0.6%
Countrywide Home Loans, Inc.
USD450,000	6.45%	02/27/2003	$462,947
2,000,000	5.25	06/15/2004	2,038,895
Homeside Lending, Inc.
400,000	6.20	05/15/2003	408,964

			$2,910,806

Paper – 0.5%
Weyerhaeuser Co.†
USD2,300,000	6.13%	03/15/2007	$2,331,429

REIT – 0.7%
EOP Operating LP
USD1,730,000	6.63%	02/15/2005	$1,785,987
Liberty Property LP
235,000	6.97	12/11/2003	242,138
Simon Property Group LP
1,000,000	6.63	06/15/2003	1,027,489

			$3,055,614

Telecommunications – 3.0%
AT&T Corp.†
USD1,200,000	7.30%	11/15/2011	$1,086,001
AT&T Wireless Services, Inc.
2,750,000	7.88	03/01/2011	2,645,724
Bell Atlantic New Jersey, Inc.
65,000	8.00	06/01/2022	66,667
Deutsche Telekom AG
3,420,000	7.75	06/15/2005	3,606,359
Qwest Capital Funding, Inc.
2,500,000	5.88	08/03/2004	2,049,996
QWest Communications, Inc.
300,000	7.20	11/01/2004	279,000
Qwest Corp.†
540,000	8.88	03/15/2012	515,559
Sogerim
4,170,000	7.00	04/20/2011	3,823,568
Telecom de Puerto Rico
135,000	6.15	05/15/2002	135,127

			$14,208,001

Tobacco – 0.8%
Imperial Tobacco Overseas BV
USD1,800,000	7.13%	04/01/2009	$1,809,713
Philip Morris Companies, Inc.
1,850,000	7.50	04/01/2004	1,960,981
95,000	6.95	06/01/2006	99,770

			$3,870,464

Utilities – 1.3%
Alabama Power Co
USD2,000,000	4.88%	09/01/2004	$2,027,153
Sprint Capital Corp.
1,580,000	6.00	01/15/2007	1,457,462
500,000	8.38	03/15/2012	511,200
United Utilities PLC
1,045,000	6.45	04/01/2008	1,008,136
WPD Holdings†
1,065,000	6.75	12/15/2004	1,097,523

			$6,101,474

Yankee Banks – 0.9%
HSBC Holdings PLC
USD90,000	7.50%	07/15/2009	$97,842
Merita Bank Ltd
1,010,000	6.50	04/01/2009	1,041,585
Republic New York Corp.
85,000	7.75	05/15/2009	91,963
Santander Financial Issuances
1,100,000	7.88	04/15/2005	1,184,079
Sparebanken Rogaland†#
1,800,000	9.20	08/18/2004	1,936,170

			$4,351,639

Sovereign Credit – 0.5%
Republic of Italy
USD2,600,000	4.38%	10/25/2006	$2,554,760

TOTAL CORPORATE BONDS
(Cost $99,137,452)			$100,329,683

Mortgage-Backed Obligations – 0.6%

Collateralized Mortgage Obligations (CMOs) – 0.6%
Planned Amortization Class (PAC) CMOs – 0.6%
Federal Home Loan Mortgage Corp.
Series 1623, Class PG
USD3,000,000	3.00%	07/15/2021	$2,914,498

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $2,620,547)			$2,914,498

The accompanying notes are an integral part of these financial statements.     49

Statement of Investments (continued)
April 30, 2002 (Unaudited)

 GOLDMAN SACHS GLOBAL INCOME FUND

Principal	Interest	Maturity
Amount €	Rate	Date	Value
U.S. Treasury Obligations – 13.5%

United States Treasury Interest-Only Stripped Securities•
USD300,000	4.95%	02/15/2013	$165,201
400,000	5.06	02/15/2014	205,502
United States Treasury Principal-Only Stripped Securities°
1,520,000	5.47	11/15/2009	1,012,685
6,210,000	6.06	05/15/2020	2,122,808
1,000,000	6.06	05/15/2021	322,089
1,720,000	6.04	11/15/2021	538,775
1,000,000	6.04	11/15/2022	295,763
2,070,000	6.03	11/15/2024	546,130
2,400,000	6.00	08/15/2025	608,479
1,500,000	5.99	08/15/2026	359,385
3,210,000	5.99	11/15/2026	757,855
United States Treasury Bonds
5,300,000	8.13	08/15/2019	6,706,249
2,300,000	8.75	08/15/2020	3,090,395
300,000	7.50	11/15/2024	366,243
6,700,000	6.88	08/15/2025	7,661,852
7,800,000	6.25	05/15/2030	8,381,335
500,000	5.38	02/15/2031	484,295
United States Treasury Notes
3,000,000	4.63	05/15/2006	3,040,200
21,550,000	3.50	11/15/2006	20,753,727
6,161,512	3.63	01/15/2008	6,432,064

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $61,906,899)			$63,851,032

	Expiration
Contracts	Date	Value
Options Purchased – 0.0%

Cross Currency Option
Put CHF 5,057,000 Call EUR 3,454,235	06/07/2002	$19,580
Cross Currency Option
Put JPY 17,692,500 Call USD 135,572	05/08/2002	—

TOTAL OPTIONS PURCHASED
(Cost $275,543)		$19,580

Principal	Interest	Maturity
Amount €	Rate	Date	Value
Short-Term Obligations – 2.7%

State Street Bank & Trust Euro – Time Deposit^
USD12,509,000	1.81%	05/01/2002	$12,509,000

TOTAL SHORT-TERM OBLIGATIONS
(Cost $12,509,000)			$12,509,000

TOTAL INVESTMENTS
(Cost $472,091,666)			$462,479,816

50      The accompanying notes are an integral part of these financial statements.

€	The principal amount of each security is stated in the currency in which the bond is denominated. See below.
	AUD	=	Australian Dollar
	CAD	=	Canadian Dollar
	CHF	=	Swiss Franc
	DKK	=	Danish Krone
	DEM	=	German Mark
	EUR	=	Euro Currency
	GBP	=	Great Britain Pound
	JPY	=	Japanese Yen
	PLN	=	Polish Zloty
	SEK	=	Swedish Krona
	USD	=	United States Dollar
†	Securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $6,966,682, which represent 1.5% of net assets as of April 30, 2002.
#	Variable rate security. Coupon rate disclosed is that which is in effect at April 30, 2002.
•	Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated coupon due to the amortization of related premiums.
°	Security is issued with a zero coupon. The interest rate disclosed represents effective yield to maturity.
^	A portion of this security is segregated as collateral for initial margin requirement in futures transactions.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviations:
REIT	—	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.     51

 GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Statements of Assets and Liabilities
April 30, 2002 (Unaudited)

Enhanced Income
Fund

Assets:

Investment in securities, at value (identified cost $1,961,496,893, $1,445,777,686, $455,844,191, $220,435,707, $919,632,246 and $472,091,666)	$1,969,217,526
Repurchase Agreement	86,100,000
Cash, at value	30,329
Receivables:
Investment securities sold, at value	8,964,690
Interest, at value	25,950,929
Fund shares sold	33,961,893
Forward foreign currency exchange contracts, at value	—
Variation margin	—
Reimbursement from adviser	39,726
Other assets, at value	1,131

Total assets	2,124,266,224

Liabilities:

Due to bank	—
Payables:
Investment securities purchased, at value	24,483,625
Income distribution	92,243
Fund shares repurchased	5,540,236
Amounts owed to affiliates	554,713
Forward foreign currency exchange contracts, at value	—
Variation margin	357,984
Accrued expenses and other liabilities, at value	147,125

Total liabilities	31,175,926

Net Assets:

Paid-in capital	2,091,357,164
Accumulated undistributed (distributions in excess of) net investment income	1,766,723
Accumulated net realized gain (loss) on investment, futures and foreign currency related transactions	(5,807,824)
Net unrealized gain (loss) on investments, futures and translation of assets and liabilities denominated in foreign currencies	5,774,235

NET ASSETS	$2,093,090,298

Net asset value, offering and redemption price per share:(a)
Class A	$10.21
Class B	—
Class C	—
Institutional	$10.21
Administration	$10.21
Service	—

Shares outstanding:
Class A	46,050,635
Class B	—
Class C	—
Institutional	158,224,260
Administration	783,675
Service	—

Total shares outstanding, $.001 par value (unlimited number of shares authorized)	205,058,570

(a)	Maximum public offering price per share for Class A shares of the Enhanced Income and Adjustable Rate Government (NAV per share multiplied by 1.0152), Short Duration Government (NAV per share multiplied by 1.0204), Government Income, Core Fixed Income and Global Income Funds (NAV per share multiplied by 1.0471) is $10.37, $9.91, $10.15, $15.16, $10.43 and $14.92, respectively. At redemption, Class B and Class C shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

52      The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Adjustable Rate	Short Duration	Government	Core Fixed	Global
Government Fund	Government Fund	Income Fund	Income Fund	Income Fund

$1,449,398,262	$458,916,718	$222,470,203	$919,565,438	$462,479,816
343,800,000	26,300,000	41,200,000	48,000,000	—
71,377	18,220	26,111	—	1,061,486
131,571,210	8,201,957	48,686,042	471,559,780	23,693,577
7,931,741	3,730,620	1,705,203	10,110,889	8,403,523
28,225,909	5,935,721	1,646,845	3,413,543	959,931
—	—	—	—	2,016,080
—	9,908	—	36,699	2,582,188
—	49,469	41,883	—	4,866
16,692	19,431	13,678	13,656	27,616

1,961,015,191	503,182,044	315,789,965	1,452,700,005	501,229,083

—	—	—	183,632	—
142,075,893	31,235,971	65,671,366	597,382,153	20,087,500
610,711	403,117	166,967	801,305	—
6,523,958	15,487,475	2,973,824	5,048,345	1,142,885
733,953	289,350	207,847	414,469	456,890
—	—	—	—	6,469,483
126,475	—	9,953	—	—
145,260	86,706	76,466	132,830	124,280

150,216,250	47,502,619	69,106,423	603,962,734	28,281,038

1,855,990,405	467,998,601	244,965,215	845,185,429	489,157,777
(4,236,575)	(1,049,472)	33,061	2,249,895	(2,842,743)
(42,452,807)	(13,550,567)	(406,415)	2,695,826	1,073,171
1,497,918	2,280,863	2,091,681	(1,393,879)	(14,440,160)

$1,810,798,941	$455,679,425	$246,683,542	$848,737,271	$472,948,045

$9.76	$9.95	$14.48	$9.96	$14.25
—	$9.91	$14.48	$9.99	$14.21
—	$9.89	$14.47	$9.99	$14.19
$9.77	$9.93	$14.46	$9.99	$14.24
—	—	—	—	—
$9.78	$9.91	$14.46	$9.99	$14.22

36,653,649	14,261,572	10,756,269	20,388,292	19,366,286
—	2,387,772	2,371,294	2,638,343	2,468,104
—	3,575,446	919,770	1,464,788	680,814
144,731,697	24,874,778	2,394,000	57,987,467	10,592,000
—	—	—	—	—
3,932,339	796,717	597,106	2,570,583	104,385

185,317,685	45,896,285	17,038,439	85,049,473	33,211,589

The accompanying notes are an integral part of these financial statements.     53

 GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Statements of Operations
For the Six Months Ended April 30, 2002 (Unaudited)

Enhanced
Income Fund

Investment income:

Interest(a)	$37,151,679

Total income	37,151,679

Expenses:

Management fees	2,021,684
Distribution and service fees(b)	541,542
Transfer agent fees(b)	648,395
Custodian fees	146,134
Registration fees	73,198
Professional fees	26,580
Service share fees	—
Trustee fees	4,566
Administration share fees	6,997
Other	30,361

Total expenses	3,499,457

Less — expense reductions	(571,961)

Net expenses	2,927,496

NET INVESTMENT INCOME	34,224,183

Realized and unrealized gain (loss) on investment, futures and foreign currency related transactions:

Net realized gain (loss) from:
Investment transactions	1,613,376
Futures transactions	(6,198,023)
Foreign currency related transactions	—
Net change in unrealized gain (loss) on:
Investments	(12,565,337)
Futures	6,865,281
Translation of assets and liabilities denominated in foreign currencies	—

Net realized and unrealized gain (loss) on investment, futures and foreign currency related transactions	(10,284,703)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,939,480

(a)	Net of $37,297 in foreign withholding tax for the Global Income Fund.
(b)	Class specific Distribution and Service and Transfer Agent fees were as follows:

	Distribution and Service Fees			Transfer Agent Fees

Fund	Class A	Class B	Class C	Class A	Class B	Class C	Administration	Institutional	Service

Enhanced Income Fund	$541,542	$—	$—	$411,572	$—	$—	$1,120	$235,703	$—
Adjustable Rate Government Fund	341,515	—	—	259,551	—	—	—	143,812	7,133
Short Duration Government Fund	142,086	98,231	127,654	107,985	18,664	24,254	—	44,242	1,543
Government Income Fund	174,149	165,705	66,012	132,353	31,484	12,543	—	7,346	1,668
Core Fixed Income Fund	232,376	131,928	63,641	176,606	25,066	12,092	—	115,777	5,233
Global Income Fund	689,684	164,393	46,198	262,080	31,235	8,778	—	32,154	305

54      The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Adjustable Rate	Short Duration	Government	Core Fixed	Global
Government Fund	Government Fund	Income Fund	Income Fund	Income Fund

$20,641,799	$9,870,283	$6,731,835	$27,677,487	$10,275,567

20,641,799	9,870,283	6,731,835	27,677,487	10,275,567

2,055,869	969,428	749,884	1,660,132	2,161,300
341,515	367,971	405,866	427,945	900,275
410,496	196,688	185,394	334,774	334,552
81,740	91,775	92,480	182,731	189,035
79,588	40,785	32,358	—	23,713
25,582	25,567	26,581	26,581	28,813
89,157	19,282	20,850	65,410	3,816
4,566	4,566	4,566	4,566	4,566
—	—	—	—	—
45,834	45,803	44,683	44,242	39,688

3,134,347	1,761,865	1,562,662	2,746,381	3,685,758

(1,668)	(215,477)	(322,958)	(2,697)	(876,572)

3,132,679	1,546,388	1,239,704	2,743,684	2,809,186

17,509,120	8,323,895	5,492,131	24,933,803	7,466,381

1,343,950	321,993	(164,236)	1,405,331	1,016,278
652,361	3,309,529	152,193	2,938,035	239,397
—	—	—	1,347	2,705,617
3,375,254	(2,341,792)	(4,580,824)	(23,666,996)	(15,007,776)
(2,819,070)	(3,519,546)	(312,814)	(2,866,106)	(208,524)
—	—	—	(17,423)	(4,055,486)

2,552,495	(2,229,816)	(4,905,681)	(22,205,812)	(15,310,494)

$20,061,615	$6,094,079	$586,450	$2,727,991	$(7,844,113)

The accompanying notes are an integral part of these financial statements.     55

 GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Statements of Changes in Net Assets
For the Six Months Ended April 30, 2002 (Unaudited)

Enhanced
Income Fund

From operations:

Net investment income	$34,224,183
Net realized gain (loss) on investment, futures and foreign currency related transactions	(4,584,647)
Net change in unrealized gain (loss) on investments, futures and translation of assets and liabilities denominated in foreign currencies	(5,700,056)

Net increase (decrease) in net assets resulting from operations	23,939,480

Distributions to shareholders:

From net investment income
Class A Shares	(8,038,277)
Class B Shares	—
Class C Shares	—
Institutional Shares	(24,753,461)
Administration Shares	(110,916)
Service Shares	—
From net realized gains on investment, futures and foreign currency transactions
Class A Shares	—
Class B Shares	—
Class C Shares	—
Institutional Shares	—
Administration Shares	—
Service Shares	—

Total distributions to shareholders	(32,902,654)

From share transactions:

Proceeds from sales of shares	2,483,856,115
Reinvestment of dividends and distributions	31,140,096
Cost of shares repurchased	(1,377,630,293)

Net increase (decrease) in net assets resulting from share transactions	1,137,365,918

TOTAL INCREASE (DECREASE)	1,128,402,744

Net assets:

Beginning of period	964,687,554

End of period	$2,093,090,298

Accumulated undistributed (distributions in excess of) net investment income	$1,766,723

56      The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Adjustable Rate	Short Duration	Government	Core Fixed	Global
Government Fund	Government Fund	Income Fund	Income Fund	Income Fund

$17,509,120	$8,323,895	$5,492,131	$24,933,803	$7,466,381
1,996,311	3,631,522	(12,043)	4,344,713	3,961,292
556,184	(5,861,338)	(4,893,638)	(26,550,525)	(19,271,786)

20,061,615	6,094,079	586,450	2,727,991	(7,844,113)

(5,338,501)	(2,614,282)	(3,347,842)	(4,785,550)	(4,451,179)
—	(397,515)	(672,482)	(579,130)	(452,275)
—	(494,783)	(268,287)	(279,904)	(127,418)
(15,522,407)	(5,585,480)	(962,324)	(16,092,883)	(3,147,971)
—	—	—	—	—
(705,324)	(175,682)	(196,729)	(659,838)	(26,258)
—	—	(1,487,583)	(570,720)	—
—	—	(360,836)	(83,157)	—
—	—	(153,519)	(38,353)	—
—	—	(409,596)	(1,854,157)	—
—	—	—	—	—
—	—	(90,873)	(85,623)	—

(21,566,232)	(9,267,742)	(7,950,071)	(25,029,315)	(8,205,101)

1,942,869,120	265,998,405	104,125,459	407,748,698	51,921,329
18,159,199	6,846,951	6,678,959	20,594,703	6,985,393
(517,947,694)	(152,349,701)	(90,746,845)	(242,538,524)	(80,538,025)

1,443,080,625	120,495,655	20,057,573	185,804,877	(21,631,303)

1,441,576,008	117,321,992	12,693,952	163,503,553	(37,680,517)

369,222,933	338,357,433	233,989,590	685,233,718	510,628,562

$1,810,798,941	$455,679,425	$246,683,542	$848,737,271	$472,948,045

$(4,236,575)	$(1,049,472)	$33,061	$2,249,895	$(2,842,743)

The accompanying notes are an integral part of these financial statements.     57

 GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Statements of Changes in Net Assets
For the Year Ended October 31, 2001

Enhanced
Income Fund

From operations:

Net investment income	$22,534,242
Net realized gain (loss) on investment, futures and foreign currency related transactions	(1,215,251)
Net change in unrealized gain (loss) on investments, futures and translation of assets and liabilities denominated in foreign currencies	11,353,283

Net increase in net assets resulting from operations	32,672,274

Distributions to shareholders:

From net investment income
Class A shares	(1,398,841)
Class B shares	—
Class C shares	—
Institutional shares	(20,483,065)
Administration shares	(90,196)
Service shares	—
In excess of net investment income
Class A shares	—
Class B shares	—
Class C shares	—
Institutional shares	—
Administration shares	—
Service shares	—

Total distributions to shareholders	(21,972,102)

From share transactions:

Proceeds from sales of shares	960,032,510
Reinvestment of dividends and distributions	23,934,749
Cost of shares repurchased	(198,842,462)

Net increase (decrease) in net assets resulting from share transactions	785,124,797

TOTAL INCREASE (DECREASE)	795,824,969

Net assets:

Beginning of year	168,862,585

End of year	$964,687,554

Accumulated undistributed (distributions in excess of) net investment income	$445,194

58      The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Adjustable Rate	Short Duration	Government	Core Fixed	Global
Government Fund	Government Fund	Income Fund	Income Fund	Income Fund

$13,203,676	$12,354,319	$8,587,206	$30,790,262	$22,556,421
1,024,509	2,094,057	6,286,039	11,856,673	2,514,271
5,301,959	11,167,527	7,183,549	27,034,886	30,865,582

19,530,144	25,615,903	22,056,794	69,681,821	55,936,274

(2,385,054)	(2,122,566)	(5,822,207)	(6,603,438)	(27,088,824)
—	(434,252)	(1,155,510)	(956,964)	(2,179,743)
—	(389,087)	(476,785)	(423,301)	(612,924)
(10,480,453)	(9,341,511)	(878,723)	(22,066,116)	(25,643,331)
—	—	—	—	—
(338,169)	(406,658)	(202,920)	(1,152,586)	(176,782)
(3,232)	(7,040)	—	(75,588)	—
—	(1,440)	—	(10,954)	—
—	(1,290)	—	(4,846)	—
(14,203)	(30,983)	—	(252,586)	—
—	—	—	—	—
(458)	(1,349)	—	(13,193)	—

(13,221,569)	(12,736,176)	(8,536,145)	(31,559,572)	(55,701,604)

241,264,847	233,096,603	190,331,890	412,368,091	141,451,959
7,096,927	9,429,818	7,514,967	25,685,002	47,336,784
(103,587,594)	(94,961,824)	(100,377,724)	(162,806,484)	(290,173,663)

144,774,180	147,564,597	97,469,133	275,246,609	(101,384,920)

151,082,755	160,444,324	110,989,782	313,368,858	(101,150,250)

218,140,178	177,913,109	122,999,808	371,864,860	611,778,812

$369,222,933	$338,357,433	$233,989,590	$685,233,718	$510,628,562

$(177,385)	$(42,102)	$34,916	$(286,603)	$—

The accompanying notes are an integral part of these financial statements.     59

 GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Notes to Financial Statements
April 30, 2002 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware business trust registered under the Investment Company Act of 1940 (as amended) as an open-end, management investment company. The Trust includes Goldman Sachs Enhanced Income Fund (Enhanced Income), Goldman Sachs Adjustable Rate Government Fund (Adjustable Rate Government), Goldman Sachs Short Duration Government Fund (Short Duration Government), Goldman Sachs Government Income Fund (Government Income), Goldman Sachs Core Fixed Income Fund (Core Fixed Income) and Goldman Sachs Global Income Fund (Global Income), (collectively, “the Funds” or individually a “Fund”). Enhanced Income, Adjustable Rate Government, Short Duration Government, Government Income and Core Fixed Income are diversified portfolios of the Trust whereas Global Income is a non-diversified portfolio. Enhanced Income offers three classes of shares — Class A, Institutional and Administration. Adjustable Rate Government offers three classes of shares — Class A, Institutional and Service. Government Income, Short Duration Government, Core Fixed Income and Global Income offer five classes of shares — Class A, Class B, Class C, Institutional and Service.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Portfolio securities for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Short-term debt obligations maturing in sixty days or less are valued at amortized cost. Portfolio securities for which accurate market quotations are not readily available are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees. In addition, the impact of events that occur after the publication of market quotations used by a Fund to price its securities but before the close of regular trading on the New York Stock Exchange will not be reflected in a Fund’s next determined NAV unless the Trust, in its discretion, determines to make an adjustment in light of the nature and significance of the event, consistent with applicable regulatory guidance.

B. Security Transactions and Investment Income — Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, net of foreign withholding taxes and reclaims where applicable. Net investment income (other than class specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.

     Premiums on interest-only securities and on collateralized mortgage obligations with nominal principal amounts are amortized, on an effective yield basis, over the expected lives of the respective securities. Certain mortgage security paydown gains and losses are taxable as ordinary income (loss). Such paydown gains and losses increase or decrease taxable ordinary income available for distribution and are classified as interest income in the accompanying Statements of Operations. Original issue discounts (OID) on debt securities are amortized to interest income over the life of the security with a corresponding increase in the cost basis of that security. OID amortization on mortgage backed Real Estate Mortgage Investment Conduit (REMIC) securities is initially recorded based on estimates of principal paydowns using the most recent OID factors available from the issuer. Recorded amortization amounts are adjusted when actual OID factors are received. Market discounts and market premiums on debt securities, other than mortgage backed REMIC securities, are amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security for Core Fixed Income. Global Income only amortizes market discounts on debt securities other than REMIC mortgage backed securities.
     As required, effective November 1, 2001, the Adjustable Rate Government, Short Duration Government, Government Income and the Global Income Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or premiums on debt securities. Enhanced Income and Core Fixed Income already amortize and accrete all discount and premiums. The cumulative effect of this accounting change had no impact on total net

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
assets or the net asset value per share of these funds, but resulted in the following adjustments based on securities held by the funds on November 1, 2001:

		Net Unrealized
Fund	Cost	Appreciation (Depreciation)

Adjustable Rate Government Fund	$(2,078)	$2,078

Short Duration Government Fund	(63,523)	63,523

Government Income Fund	(46,322)	46,322

Global Income Fund	(2,104,023)	2,104,023

     The effect of this change for the six months ended April 30, 2002 resulted in the following adjustments:

	Net Investment	Net Unrealized Appreciation	Net Realized Gain
Fund	Income	(Depreciation)	(Loss)

Adjustable Rate Government Fund	$(3,530,703)	$14,935	$3,515,768

Short Duration Government Fund	(1,243,361)	(12,333)	1,255,694

Government Income Fund	(574,021)	161,501	412,520

Global Income Fund	(1,518,986)	433,324	1,085,662

     The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.

C. Federal Taxes — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Income distributions are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of a Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.
     The Funds, at their most recent tax year-ends of October 31, 2001, had approximately the following amounts of capital loss carryforward for U.S. federal tax purposes. These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

		Years of
Fund	Amount	Expiration

Enhanced Income	$10,035,000	2008-2009

Adjustable Rate Government	43,728,000	2002-2008

Short Duration Government	14,454,000	2002-2008

 GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Notes to Financial Statements (continued)
April 30, 2002 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

     At April 30, 2002 the Funds’ aggregate unrealized gains and losses based on cost for federal income tax purposes was as follows:

				Net
		Gross	Gross	Unrealized
Fund	Tax Cost	Unrealized Gain	Unrealized Loss	Gain (Loss)

Enhanced Income	$2,047,596,938	$11,913,517	$(4,192,929)	$7,720,588

Adjustable Rate Government	1,789,602,186	6,336,861	(2,740,785)	3,596,076

Short Duration Government	482,144,543	4,600,684	(1,528,509)	3,072,175

Government Income	261,661,066	3,794,629	(1,785,492)	2,009,137

Core Fixed Income	967,743,956	8,446,878	(8,625,396)	(178,518)

Global Income	474,487,287	7,650,273	(19,657,744)	(12,007,471)

D. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line or pro rata basis depending upon the nature of the expense.

     Class A, Class B and Class C shareholders of the Funds bear all expenses and fees relating to their respective distribution and service plans. Shareholders of Service shares bear all expenses and fees paid to service organizations. Each class of shares of the Funds separately bears its respective class-specific transfer agency fees.

E. Foreign Currency Translations — The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies and sale of investments; (ii) gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of interest recorded and the amounts actually received.

F. Mortgage Dollar Rolls — The Funds may enter into mortgage “dollar rolls” in which the Funds sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For financial reporting and tax reporting purposes, the Funds treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

G. Segregation Transactions — The Funds may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into those transactions, the Funds are required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

H. Forward Sales Contracts — The Fund may enter into forward security sales of mortgage-backed securities in which the Funds sell securities in the current month for delivery of securities defined by pool stipulated characteristics on a specified future date. The value of the contract is recorded as a liability on the Fund’s records with the difference between its market value and cash proceeds received being recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security.

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

I. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians.

3. AGREEMENTS

Pursuant to the Investment Management Agreements (the “Agreements”), Goldman Sachs Funds Management, L.P. (“GSFM”), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as the investment adviser for Adjustable Rate Government and Short Duration Government. Goldman Sachs Asset Management (“GSAM”), a business unit of the Investment Management Division of Goldman Sachs, serves as the investment adviser for Enhanced Income, Government Income and Core Fixed Income. Goldman Sachs Asset Management International (“GSAMI”), an affiliate of GSAM, serves as the investment adviser for Global Income. Under the Agreements, the respective adviser, subject to the general supervision of the Trust’s Board of Trustees, manages the Funds’ portfolios. As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, the adviser is entitled to a fee, computed daily and payable monthly at an annual rate equal to 0.25%, 0.40%, 0.50%, 0.65%, 0.40% and 0.90% of the average daily net assets of Enhanced Income, Adjustable Rate Government, Short Duration Government, Government Income, Core Fixed Income and Global Income Funds, respectively. For the period ended April 30, 2002, the advisers for Enhanced Income, Government Income and Global Income Funds voluntarily have agreed to waive a portion of their management fee equal annually to 0.05%, 0.11% and 0.25%, respectively, of each Fund’s average daily net assets. The advisers may discontinue or modify these waivers in the future at their discretion.
     Each adviser has voluntarily agreed to limit “Other Expenses” (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage, litigation, service share fees, indemnification costs and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, 0.01%, 0.05%, 0.00%, 0.00%, 0.10% and 0.00% of the average daily net assets of Enhanced Income, Adjustable Rate Government, Short Duration Government, Government Income, Core Fixed Income and Global Income Funds, respectively.
     Goldman Sachs serves as Distributor of the shares of the Funds pursuant to a Distribution Agreement. Goldman Sachs may receive a portion of the Class A sales load and Class B and Class C contingent deferred sales charges and has advised the Funds that it retained approximately $1,000, $23,000, $100,000, $35,000, $166,000 and $35,000 for the period ended April 30, 2002 for Enhanced Income, Adjustable Rate Government, Short Duration Government, Government Income, Core Fixed Income and Global Income Funds, respectively.
     The Trust, on behalf of each Fund, has adopted Distribution and Service Plans. Under the Distribution and Service Plans, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee from each Fund for distribution services and shareholder maintenance equal, on an annual basis, to 0.25% for Enhanced Income Fund Class A shares, 0.50%, 1.00% and 1.00% for Global Income and 0.25%, 1.00% and 1.00% of each of the other Funds’ average daily net assets attributable to Class A, Class B and Class C shares, respectively. For the period ended April 30, 2002, Goldman Sachs has voluntarily agreed to waive a portion of the Distribution and Service fees equal to 0.15% of the average daily net assets attributable to the Class B shares of Short Duration Government. Goldman Sachs may discontinue or modify this waiver in the future at its discretion.
     Goldman Sachs also serves as Transfer Agent of the Funds for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, Class B and Class C shares and 0.04% of the average daily net assets for Administration (Enhanced Income only), Institutional and Service shares.
     The Trust, on behalf of the Funds, has adopted a Service Plan and Shareholder Administration Plan for Service shares. In addition, the Trust on behalf of Enhanced Income Fund has adopted an Administration plan for Administration shares. These plans allow for Service and Administration shares to compensate service organizations for providing varying levels of

 GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Notes to Financial Statements (continued)
April 30, 2002 (Unaudited)

3. AGREEMENTS (continued)
personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan, Shareholder Administration Plan and Administration Plan provide for compensation to the service organizations in an amount up to, on an annual basis, 0.25%, 0.25% and 0.25%, respectively, of the average daily net asset value of each share class.
     For the period ended April 30, 2002, the advisors and distributor have voluntarily agreed to waive certain fees and reimburse other expenses. In addition, the Funds have entered into certain offset arrangements with the custodian resulting in a reduction of the Funds’ expenses. For the period ended April 30, 2002, expense reductions were as follows (in thousands):

	Waivers

		Class B			Total
		Distribution	Expense	Custody	Expense
Fund	Management	and Service	Reimbursement	Credit	Reductions

Enhanced Income	$404	$—	$153	$15	$572

Adjustable Rate Government	—	—	—	2	2

Short Duration Government	—	15	199	1	215

Government Income	127	—	195	1	323

Core Fixed Income	—	—	—	3	3

Global Income	601	—	275	1	877

At April 30, 2002, the amounts owed to affiliates were as follows (in thousands):

		Distribution	Transfer
Fund	Management	and Service	Agent	Total

Enhanced Income	$333	$97	$125	$555

Adjustable Rate Government	561	73	100	734

Short Duration Government	182	70	37	289

Government Income	107	69	32	208

Core Fixed Income	282	74	58	414

Global Income	252	150	55	457

4. PORTFOLIO SECURITY TRANSACTIONS

Cost of purchases and proceeds of sales and maturities of long-term securities for the period ended April 30, 2002, were as follows:

			Sales and	Sales and maturities
	Purchases of	Purchases	maturities of	(excluding
	U.S. Government	(excluding	U.S. Government	U.S. Government
	and agency	U.S. Government and	and agency	and agency
Fund	obligations	agency obligations)	obligations	obligations)

Enhanced Income	$707,969,654	$893,787,538	$345,577,007	$163,294,622

Adjustable Rate Government	2,071,797,672	—	803,891,100	—

Short Duration Government	831,987,080	6,182,516	648,576,800	—

Government Income	681,681,882	26,874,389	697,277,403	4,312,860

Core Fixed Income	3,671,384,000	435,745,062	3,649,518,755	177,741,069

Global Income	149,741,200	165,968,064	146,675,249	194,860,548

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

4. PORTFOLIO SECURITY TRANSACTIONS (continued)

Option Accounting Principles — When the Fund writes call or put options, an amount equal to the premium received is recorded as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a written option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

     Upon the purchase of a call option or a protective put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sale proceeds for the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a purchased put option, the Fund will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a purchased call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.
     At April 30, 2002, the Funds had no open written option contracts.

Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates (in the case of Core Fixed Income and Global Income) or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds daily, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statements of Operations.

     The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.
     For the period ended April 30, 2002, Enhanced Income, Adjustable Rate Government, Short Duration Government, Government Income, and Core Fixed Income paid commissions of approximately $122,000, $49,000, $32,000, $11,000 and $59,000, respectively, in connection with futures contracts entered into with Goldman Sachs.

 GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Notes to Financial Statements (continued)
April 30, 2002 (Unaudited)

4. PORTFOLIO SECURITY TRANSACTIONS (continued)

     At April 30, 2002, the following futures contracts were open as follows:

		Number of
		Contracts Long			Unrealized
Fund	Type	(Short)	Settlement Month	Market Value	Gain (Loss)

Enhanced Income Fund	Eurodollars	35	June 2002	$8,569,313	$37,637
	Eurodollars	95	September 2002	23,144,375	144,837
	Eurodollars	55	December 2002	13,321,000	82,725
	2 Year U.S. Treasury Notes	(931)	June 2002	(194,680,827)	(418,809)
	5 Year U.S. Treasury Notes	(5,940)	June 2002	(629,918,438)	(1,792,788)

				$(779,564,577)	$(1,946,398)

Adjustable Rate Government Fund	Eurodollars	170	June 2002	$41,622,375	$105,400
	Eurodollars	(120)	December 2002	(29,064,000)	(210,600)
	U.S. Treasury Bonds	(56)	June 2002	(5,729,500)	(10,780)
	2 Year U.S. Treasury Notes	(60)	June 2002	(12,546,563)	(27,050)
	5 Year U.S. Treasury Notes	(1,254)	June 2002	(132,982,781)	(1,304,901)
	10 Year U.S. Treasury Bonds	(358)	June 2002	(37,791,375)	(674,727)

				$(176,491,844)	$(2,122,658)

Short Duration Government Fund	2 Year U.S. Treasury Notes	980	June 2002	$204,927,187	$458,598
	5 Year U.S. Treasury Notes	(442)	June 2002	(46,872,719)	(727,289)
	10 Year Interest Rate Swap	(154)	June 2002	(15,722,437)	(518,378)
	10 Year U.S. Treasury Notes	(5)	June 2002	(527,813)	(4,595)

				$141,804,218	$(791,664)

Government Income Fund	Eurodollars	10	June 2002	$2,448,375	$14,325
	Eurodollars	10	September 2002	2,436,250	15,575
	Eurodollars	10	December 2002	2,422,000	14,700
	U.S. Treasury Bonds	3	June 2002	306,938	12,173
	2 Year U.S. Treasury Notes	12	June 2002	2,509,312	5,565
	5 Year U.S. Treasury Notes	(137)	June 2002	(14,528,422)	(64,232)
	10 Year Interest Rate Swap	(88)	June 2002	(8,984,250)	(296,167)
	10 Year U.S. Treasury Notes	184	June 2002	19,423,500	355,246

				$6,033,703	$57,185

Core Fixed Income Fund	Eurodollars	(60)	June 2002	$(14,690,250)	$(82,800)
	Eurodollars	(50)	September 2002	(12,181,250)	(95,875)
	Eurodollars	(30)	December 2002	(7,266,000)	(68,025)
	U.S. Treasury Bonds	486	June 2002	49,723,875	1,397,348
	2 Year U.S. Treasury Notes	80	June 2002	16,728,750	37,100
	5 Year U.S. Treasury Notes	(816)	June 2002	(86,534,250)	(911,331)
	10 Year German Bonds	430	June 2002	41,034,761	(160,221)
	10 Year Interest Rate Swap	(321)	June 2002	(32,772,094)	(1,083,080)
	10 Year U.S. Treasury Notes	(324)	June 2002	(34,202,250)	(360,253)

				$(80,158,708)	$(1,327,137)

Global Income Fund	2 Year Euro-Schatz	(250)	June 2002	$(23,218,100)	$(33,767)
	5 Year U.S. Treasury Notes	(121)	June 2002	(12,831,672)	23,444
	10 Year U.S. Treasury Notes	(917)	June 2002	(96,800,813)	(464,781)
	10 Year British Long Guilt	(29)	June 2002	(4,727,659)	55,817
	10 Year Canadian Bonds	311	June 2002	20,236,125	(79,138)
	10 Year Euro Bonds	349	June 2002	33,304,957	(40,853)
	10 Year Japan Bonds	5	June 2002	5,396,053	55,661

				$(78,641,109)	$(483,617)

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

4. PORTFOLIO SECURITY TRANSACTIONS (continued)

Forward Foreign Currency Exchange Contracts — Core Fixed Income and Global Income may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. Core Fixed Income and Global Income may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Funds’ financial statements. The Funds record realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At April 30, 2002, Core Fixed Income had no outstanding forward foreign currency exchange contracts.

     At April 30, 2002, Global Income had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies as follows:

			Unrealized
Open Forward Foreign Currency	Value on
Purchase Contracts	Settlement Date	Current Value	Gain	Loss

Australian Dollar expiring 7/19/02	$27,245,086	$27,600,618	$355,532	$—
British Pounds expiring 5/15/02	845,143	864,391	19,248	—
expiring 7/19/02	9,022,707	9,153,035	130,328	—
Canadian Dollar expiring 7/19/02	4,441,000	4,427,102	—	13,898
Chilean Peso expiring 7/19/02	2,303,410	2,283,611	—	19,799
Euro Currency expiring 5/30/02	8,322,901	8,411,289	88,388	—
expiring 7/19/02	4,428,000	4,540,549	112,549	—
Hong Kong Dollar expiring 5/7/02	16,998,100	16,999,673	1,573	—
Israeli Shekel expiring 7/19/02	2,137,000	2,138,389	1,389	—
Japanese Yen expiring 7/19/02	8,855,000	9,095,804	240,804	—
expiring 7/19/02	8,883,000	8,854,733	—	28,267
Mexican Peso expiring 7/19/02	9,185,591	9,001,319	—	184,272
Polish Zloty expiring 7/19/02	2,120,950	2,172,694	51,744	—
South Korean Won expiring 7/19/02	4,122,942	4,252,668	129,726	—
Swedish Krona expiring 7/19/02	27,122,844	27,288,023	165,179	—
expiring 7/19/02	4,441,000	4,411,668	—	29,332
Swiss Franc expiring 7/19/02	4,428,000	4,543,703	115,703	—

TOTAL OPEN FORWARD

FOREIGN CURRENCY PURCHASE CONTRACTS	$144,902,674	$146,039,269	$1,412,163	$275,568

 GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Notes to Financial Statements (continued)
April 30, 2002 (Unaudited)

4. PORTFOLIO SECURITY TRANSACTIONS (continued)

			Unrealized
Open Forward Foreign Currency	Value on
Sale Contracts	Settlement Date	Current Value	Gain	Loss

Australian Dollar expiring 5/23/02	$18,753,625	$18,687,587	$66,038	$—
expiring 7/19/02	8,882,000	8,842,724	39,276	—
British Pounds expiring 5/15/02	27,597,418	28,158,758	—	561,340
expiring 7/19/02	4,428,000	4,499,958	—	71,958
expiring 7/19/02	4,441,000	4,437,364	3,636	—
Canadian Dollar expiring 6/14/02	11,615,365	11,734,517	—	119,152
expiring 7/19/02	8,882,526	9,027,763	—	145,237
Chilean Peso expiring 7/19/02	2,265,701	2,283,611	—	17,910
Danish Krone expiring 7/24/02	12,831,386	12,994,553	—	163,167
Euro Currency expiring 5/30/02	165,122,646	167,130,725	—	2,008,079
expiring 7/19/02	22,577,150	23,128,808	—	551,658
Hong Kong Dollar expiring 5/7/02	16,992,000	16,999,673	—	7,673
expiring 11/7/02	17,766,050	17,775,354	—	9,304
Israeli Shekel expiring 7/19/02	4,470,743	4,361,835	108,908	—
Japanese Yen expiring 5/16/02	50,398,933	51,580,964	—	1,182,031
expiring 7/19/02	8,331,196	8,459,993	—	128,797
Mexican Peso expiring 7/19/02	9,012,826	8,957,329	55,497	—
Polish Zloty expiring 7/2/02	9,631,326	9,870,300	—	238,974
expiring 7/19/02	1,163,421	1,161,573	1,848	—
South Korean Won expiring 7/19/02	1,940,000	2,005,081	—	65,081
Swedish Krona expiring 7/11/02	8,581,417	8,653,668	—	72,251
expiring 7/19/02	4,428,000	4,422,099	5,901	—
Swiss Franc expiring 7/19/02	22,551,537	23,065,164	—	513,627

TOTAL OPEN FORWARD

FOREIGN CURRENCY SALE CONTRACTS	$442,664,266	$448,239,401	$281,104	$5,856,239

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

4. PORTFOLIO SECURITY TRANSACTIONS (continued)

			Unrealized
Foreign Forward Currency Cross	Purchase	Sale
Contracts (Purchase/Sale)	Current Value	Current Value	Gain	Loss

Czech Koruna/Euro Currency expiring 7/19/02	$4,427,023	$4,499,973	$72,950	$—
Danish Krone/Euro Currency expiring 7/19/02	10,263,390	10,452,170	188,780	—
Euro Currency/Czech Koruna expiring 7/19/02	4,516,783	4,427,023	—	89,760
Euro Currency/Danish Krone expiring 7/19/02	10,455,317	10,263,390	—	191,927
Euro Currency/Hungarian Forint
expiring 7/19/02	6,639,700	6,599,926	—	39,774
Euro Currency/Polish Zloty expiring 7/19/02	3,336,810	3,320,595	—	16,215
Hungarian Forint/Euro Currency
expiring 7/19/02	6,599,926	6,639,186	39,260	—
Polish Zloty/Euro Currency expiring 7/19/02	3,320,078	3,341,901	21,823	—

TOTAL OPEN FORWARD

FOREIGN CURRENCY CROSS CONTRACTS (PURCHASE/SALE)	$49,559,027	$49,544,164	$322,813	$337,676

     The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At April 30, 2002, Global Income had sufficient cash and/or securities to cover any commitments under these contracts.

5. JOINT REPURCHASE AGREEMENT ACCOUNT

The Funds, together with other registered investment companies having management agreements with GSFM, GSAMI and GSAM or their affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.
     At April 30, 2002, Enhanced Income, Adjustable Rate Government, Short Duration Government, Government Income and Core Fixed Income had undivided interests in repurchase agreements in the following joint account which equaled $86,100,000, $343,800,000, $26,300,000, $41,200,000, and $48,000,000, respectively, in principal amount. At April 30, 2002, the following repurchase agreements held in this joint account were fully collateralized by Federal Agency obligations.
     The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At April 30, 2002, Global Income had sufficient cash and/or securities to cover any commitments under these contracts.

 GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Notes to Financial Statements (continued)
April 30, 2002 (Unaudited)

5. JOINT REPURCHASE AGREEMENT ACCOUNT (continued)

	Principal	Interest	Maturity	Amortized	Maturity
Repurchase Agreements	Amount	Rate	Date	Cost	Value

Banc of America Securities LLC	$800,000,000	1.93%	05/01/2002	$800,000,000	$800,042,889

Barclays Capital, Inc.	500,000,000	1.93	05/01/2002	500,000,000	500,026,806

Bear Stearns Companies, Inc.	300,000,000	1.93	05/01/2002	300,000,000	300,016,083

Deutsche Bank Securities, Inc.	400,000,000	1.85	05/01/2002	400,000,000	400,020,556

Deutsche Bank Securities, Inc.	1,500,000,000	1.92	05/01/2002	1,500,000,000	1,500,080,000

Greenwich Capital	600,000,000	1.93	05/01/2002	600,000,000	600,032,167

J.P. Morgan Chase & Co., Inc.	2,000,000,000	1.93	05/01/2002	2,000,000,000	2,000,107,222

Lehman Brothers, Inc.	200,000,000	1.75	05/01/2002	200,000,000	200,009,722

Lehman Brothers, Inc.	500,000,000	1.82	05/01/2002	500,000,000	500,025,278

Lehman Brothers, Inc.	300,000,000	1.85	05/01/2002	300,000,000	300,015,417

Merrill Lynch & Co., Inc.	500,000,000	1.92	05/01/2002	500,000,000	500,026,667

Salomon Smith Barney Holdings, Inc.	1,507,300,000	1.93	05/01/2002	1,507,300,000	1,507,380,808

SG Cowen Securities Corp.	300,000,000	1.93	05/01/2002	300,000,000	300,016,083

UBS Warburg LLC	2,000,000,000	1.93	05/01/2002	2,000,000,000	2,000,107,222

TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT	$11,407,300,000			$11,407,300,000	$11,407,906,920

6. LINE OF CREDIT FACILITY

The Funds participate in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 400% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the Federal Funds rate. The committed facility also requires a fee to be paid by the Funds based on the amount of the commitment, which has not been utilized. During the period ended April 30, 2002, the Funds did not have any borrowings under this facility.

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

7. OTHER MATTERS

As of April 30, 2002, Goldman, Sachs & Co. Profit Sharing Master Trust was the beneficial owner of approximately 11% of the outstanding shares of Short Duration Government. In addition, the Goldman Sachs Growth and Income Strategy Portfolio was the beneficial owner of approximately 6% and 5% of Core Fixed Income and Global Income, respectively. The Goldman Sachs Balanced Strategy Portfolio was the beneficial owner of approximately 10% of Short Duration Government.
     On April 25, 2002, the Board of Trustees of the Trust approved resolutions which authorized the name change of the Goldman Sachs Adjustable Rate Government Fund to Goldman Sachs Ultra-Short Duration Government Fund. The name change will be effective on or about July 1, 2002.

 GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Notes to Financial Statements (continued)
April 30, 2002 (Unaudited)

8. SUMMARY OF SHARE TRANSACTIONS

Share activity for the six months ended April 30, 2002 is as follows:

	Enhanced Income Fund		Adjustable Rate Government Fund

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	67,069,297	$686,454,706	63,857,494	$623,208,780
Reinvestment of dividends and distributions	728,382	7,446,717	486,118	4,741,927
Shares repurchased	(36,513,515)	(372,835,229)	(33,735,956)	(328,478,403)

	31,284,164	321,066,194	30,607,656	299,472,304

Class B Shares
Shares sold	—	—	—	—
Reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	—	—	—	—

	—	—	—	—

Class C Shares
Shares sold	—	—	—	—
Reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	—	—	—	—

	—	—	—	—

Institutional Shares
Shares sold	175,440,249	1,794,623,305	134,007,152	1,309,051,520
Reinvestment of dividends and distributions	2,308,273	23,584,711	1,302,992	12,722,924
Shares repurchased	(98,288,228)	(1,004,619,965)	(18,955,203)	(185,061,227)

	79,460,294	813,588,051	116,354,941	1,136,713,217

Administration Shares
Shares sold	271,962	2,778,104	—	—
Reinvestment of dividends and distributions	10,626	108,668	—	—
Shares repurchased	(17,107)	(175,099)	—	—

	265,481	2,711,673	—	—

Service Shares
Shares sold	—	—	1,083,866	10,608,820
Reinvestment of dividends and distributions	—	—	70,966	694,348
Shares repurchased	—	—	(451,324)	(4,408,064)

	—	—	703,508	6,895,104

NET INCREASE (DECREASE)	111,009,939	$1,137,365,918	147,666,105	$1,443,080,625

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Short Duration Government Fund		Government Income Fund		Core Fixed Income Fund		Global Income Fund

Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

11,283,157	$111,969,424	5,535,337	$80,202,935	8,058,264	$80,445,118	2,570,295	$36,934,792
202,400	2,008,256	312,800	4,507,327	454,676	4,531,841	267,852	3,841,750
(6,029,315)	(59,674,687)	(4,642,494)	(67,537,642)	(5,570,074)	(55,566,657)	(2,955,600)	(42,515,553)

5,456,242	54,302,993	1,205,643	17,172,620	2,942,866	29,410,302	(117,453)	(1,739,011)

1,124,561	11,107,613	444,629	6,455,981	467,553	4,682,915	438,206	6,285,967
25,406	251,294	45,813	659,928	41,225	412,286	26,361	377,045
(441,675)	(4,363,704)	(393,800)	(5,703,176)	(480,542)	(4,794,921)	(175,021)	(2,506,392)

708,292	6,995,203	96,642	1,412,733	28,236	300,280	289,546	4,156,620

2,314,653	22,845,433	320,424	4,644,012	505,223	5,058,870	146,257	2,098,247
30,013	296,229	20,158	290,183	25,336	253,391	6,958	99,332
(658,301)	(6,476,382)	(344,770)	(4,984,881)	(232,011)	(2,321,790)	(64,715)	(923,381)

1,686,365	16,665,280	(4,188)	(50,686)	298,548	2,990,471	88,500	1,274,198

12,015,789	119,003,551	756,665	10,971,734	31,057,546	312,243,345	430,809	6,189,094
415,547	4,115,490	65,211	938,562	1,471,123	14,699,817	184,413	2,642,305
(8,131,188)	(80,409,060)	(770,003)	(11,047,395)	(17,419,348)	(173,629,359)	(2,394,431)	(34,294,000)

4,300,148	42,709,981	51,873	862,901	15,109,321	153,313,803	(1,779,209)	(25,462,601)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

108,390	1,072,384	127,773	1,850,797	530,654	5,318,450	28,598	413,229
17,768	175,682	19,673	282,959	69,758	697,368	1,743	24,961
(144,347)	(1,425,868)	(101,998)	(1,473,751)	(623,468)	(6,225,797)	(20,830)	(298,699)

(18,189)	(177,802)	45,448	660,005	(23,056)	(209,979)	9,511	139,491

12,132,858	$120,495,655	1,395,418	$20,057,573	18,355,915	$185,804,877	(1,509,105)	$(21,631,303)

 GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Notes to Financial Statements (continued)

April 30, 2002 (Unaudited)

8. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity for the year ended October 31, 2001 is as follows:

	Enhanced Income Fund		Adjustable Rate Government Fund

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	14,367,322	$146,645,141	4,205,862	$40,838,298
Reinvestment of dividends and distributions	133,414	1,359,215	233,333	2,256,670
Shares repurchased	(967,560)	(9,809,673)	(2,699,491)	(26,120,584)

	13,533,176	138,194,683	1,739,704	16,974,384

Class B Shares
Shares sold	—	—	—	—
Reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	—	—	—	—

	—	—	—	—

Class C Shares
Shares sold	—	—	—	—
Reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	—	—	—	—

	—	—	—	—

Institutional Shares
Shares sold	79,491,027	807,714,659	17,436,120	169,373,674
Reinvestment of dividends and distributions	2,216,616	22,485,458	464,569	4,505,466
Shares repurchased	(18,597,293)	(188,549,562)	(7,993,826)	(77,381,972)

	63,110,350	641,650,555	9,906,863	96,497,168

Administration Shares
Shares sold	556,479	5,672,710	—	—
Reinvestment of dividends and distributions	8,820	90,076	—	—
Shares repurchased	(47,257)	(483,227)	—	—

	518,042	5,279,559	—	—

Service Shares
Shares sold	—	—	3,195,766	31,052,875
Reinvestment of dividends and distributions	—	—	34,327	334,791
Shares repurchased	—	—	(8,716)	(85,038)

	—	—	3,221,377	31,302,628

NET INCREASE (DECREASE)	77,161,568	$785,124,797	14,867,944	$144,774,180

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Short Duration Government Fund		Government Income Fund		Core Fixed Income Fund		Global Income Fund

Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

10,517,886	$103,702,818	8,532,985	$122,920,451	14,416,902	$142,804,336	5,097,306	$73,970,620
184,960	1,810,792	381,442	5,494,085	568,931	5,644,415	1,622,138	23,274,873
(5,000,226)	(48,992,987)	(5,778,429)	(83,096,575)	(5,295,366)	(52,457,277)	(7,312,804)	(106,037,678)

5,702,620	56,520,623	3,135,998	45,317,961	9,690,467	95,991,474	(593,360)	(8,792,185)

1,603,309	15,710,401	1,412,058	20,318,050	1,483,151	14,757,592	864,337	12,500,019
30,184	294,578	47,338	681,990	58,158	577,757	127,029	1,818,892
(560,868)	(5,479,734)	(536,863)	(7,714,221)	(398,054)	(3,942,291)	(315,606)	(4,568,516)

1,072,625	10,525,245	922,533	13,285,819	1,143,255	11,393,058	675,760	9,750,395

1,605,256	15,742,070	724,313	10,429,167	750,204	7,456,948	266,457	3,847,946
31,288	304,560	25,712	369,823	32,129	319,511	31,231	446,607
(290,186)	(2,823,600)	(375,691)	(5,402,972)	(255,600)	(2,530,753)	(112,465)	(1,622,285)

1,346,358	13,223,030	374,334	5,396,018	526,733	5,245,706	185,223	2,672,268

9,704,631	94,956,651	1,989,809	28,705,312	22,613,227	224,504,787	3,479,610	50,212,606
677,590	6,611,877	53,184	768,183	1,816,559	18,041,268	1,510,672	21,628,876
(3,683,616)	(35,896,329)	(244,446)	(3,507,674)	(9,679,426)	(95,694,756)	(12,195,229)	(176,320,993)

6,698,605	65,672,199	1,798,547	25,965,821	14,750,360	146,851,299	(7,204,947)	(104,479,511)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

306,769	2,984,663	556,533	7,958,910	2,313,712	22,844,428	63,344	920,768
41,924	408,011	13,883	200,886	110,804	1,102,051	11,699	167,536
(181,962)	(1,769,174)	(45,735)	(656,282)	(820,418)	(8,181,407)	(112,160)	(1,624,191)

166,731	1,623,500	524,681	7,503,514	1,604,098	15,765,072	(37,117)	(535,887)

14,986,939	$147,564,597	6,756,093	$97,469,133	27,714,913	$275,246,609	(6,974,441)	$(101,384,920)

 GOLDMAN SACHS ENHANCED INCOME FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations			Distributions to shareholders

	Net asset					In excess
	value,	Net	Net realized	Total from	From net	of net
	beginning	investment	and unrealized	investment	investment	investment	Total
	of period	income(c)	gain (loss)	operations	income	income	distributions

FOR THE SIX MONTHS ENDED APRIL 30, (Unaudited)

2002 - Class A Shares	$10.26	$0.20	$(0.06)	$0.14	$(0.19)	$—	$(0.19)
2002 - Institutional Shares	10.26	0.22	(0.06)	0.16	(0.21)	—	(0.21)
2002 - Administration Shares	10.27	0.21	(0.07)	0.14	(0.20)	—	(0.20)

FOR THE YEAR ENDED OCTOBER 31,

2001 - Class A Shares	10.00	0.45	0.34	0.79	(0.53)	—	(0.53)
2001 - Institutional Shares	10.00	0.55	0.28	0.83	(0.57)	—	(0.57)
2001 - Administration Shares	10.00	0.49	0.32	0.81	(0.54)	—	(0.54)
FOR THE PERIOD ENDED OCTOBER 31,

2000 - Class A Shares (commenced August 2, 2000)	10.00	0.11	0.06	0.17	(0.15)	(0.02)	(0.17)
2000 - Institutional Shares (commenced August 2, 2000)	10.00	0.16	0.01	0.17	(0.15)	(0.02)	(0.17)
2000 - Administration Shares (commenced August 2, 2000)	10.00	0.15	0.02	0.17	(0.17)	—	(0.17)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.

76      The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets	Ratio of		net investment		Ratio of		net investment
Net asset		at end of	net expenses		income to		expenses		income to		Portfolio
value, end	Total	period	to average		average net		to average		average net		turnover
of period	return(a)	(in 000s)	net assets		assets		net assets		assets		rate

$10.21	1.42%	$470,329	0.65	%(b)	3.86	%(b)	0.72	%(b)	3.79	%(b)	34%
10.21	1.62	1,614,758	0.25	(b)	4.37	(b)	0.32	(b)	4.30	(b)	34
10.21	1.39	8,003	0.50	(b)	4.12	(b)	0.57	(b)	4.05	(b)	34

10.26	8.10	151,497	0.65		4.60		0.80		4.45		127
10.26	8.53	807,871	0.25		5.40		0.40		5.25		127
10.27	8.35	5,320	0.50		4.80		0.65		4.65		127

10.00	1.66	12,336	0.65	(b)	4.52	(b)	1.77	(b)	3.40	(b)	31
10.00	1.76	156,525	0.25	(b)	6.49	(b)	1.37	(b)	5.37	(b)	31
10.00	1.68	2	0.50	(b)	6.13	(b)	1.62	(b)	5.01	(b)	31

 GOLDMAN SACHS ADJUSTABLE RATE GOVERNMENT FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations				Distributions to shareholders

	Net asset						In excess
	value,	Net		Net realized	Total from	From net	of net
	beginning	investment		and unrealized	investment	investment	investment	From	Total
	of period	income		gain (loss)	operations	income	income	capital	distributions

FOR THE SIX MONTHS ENDED APRIL 30, (Unaudited)

2002 - Class A Shares	$9.79	$0.15	(c)(f)	$0.02 (f)	$0.17	$(0.20)	$—	$—	$(0.20)
2002 - Institutional Shares	9.81	0.18	(c)(f)	— (f)	0.18	(0.22)	—	—	(0.22)
2002 - Service Shares	9.82	0.15	(c)(f)	— (f)	0.15	(0.19)	—	—	(0.19)
FOR THE YEARS ENDED OCTOBER 31,

2001 - Class A Shares	9.56	0.53	(c)	0.23	0.76	(0.53)	—	—	(0.53)
2001 - Institutional Shares	9.58	0.56	(c)	0.24	0.80	(0.57)	—	—	(0.57)
2001 - Service Shares	9.58	0.42	(c)	0.34	0.76	(0.52)	—	—	(0.52)

2000 - Class A Shares	9.63	0.54	(c)	(0.06)	0.48	(0.54)	(0.01)	—	(0.55)
2000 - Institutional Shares	9.64	0.58	(c)	(0.05)	0.53	(0.58)	(0.01)	—	(0.59)
2000 - Service Shares	9.65	0.52	(c)	(0.05)	0.47	(0.53)	(0.01)	—	(0.54)

1999 - Class A Shares	9.69	0.49		(0.05)	0.44	(0.44)	—	(0.06)	(0.50)
1999 - Institutional Shares	9.70	0.53		(0.05)	0.48	(0.48)	—	(0.06)	(0.54)
1999 - Administration Shares(e)	9.70	0.37	(c)	0.01	0.38	(0.33)	—	(0.04)	(0.37)
1999 - Service Shares	9.70	0.48		(0.04)	0.44	(0.43)	—	(0.06)	(0.49)

1998 - Class A Shares	9.88	0.53		(0.17)	0.36	(0.53)	(0.02)	—	(0.55)
1998 - Institutional Shares	9.88	0.55		(0.16)	0.39	(0.55)	(0.02)	—	(0.57)
1998 - Administration Shares	9.88	0.53		(0.16)	0.37	(0.53)	(0.02)	—	(0.55)
1998 - Service Shares	9.88	0.51		(0.16)	0.35	(0.51)	(0.02)	—	(0.53)

1997 - Class A Shares	9.83	0.57	(c)	0.05	0.62	(0.57)	—	—	(0.57)
1997 - Institutional Shares	9.83	0.59	(c)	0.05	0.64	(0.59)	—	—	(0.59)
1997 - Administration Shares	9.83	0.57	(c)	0.05	0.62	(0.57)	—	—	(0.57)
1997 - Service Shares (commenced March 27)	9.84	0.33	(c)	0.04	0.37	(0.33)	—	—	(0.33)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.
(d)	Includes the effect of mortgage dollar roll transactions.
(e)	Administration Class shares were liquidated on July 20, 1999. Ending net asset value shown as of July 20, 1999.

(f)	As required, effect November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the six months ended April 30, 2002 was to decrease net investment income per share by $0.03, increase net realized and unrealized gains and losses per share by $0.03, and decrease the ratio of net investment income to average net assets with and without expense reduction by 0.69%. Per share ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

78      The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ADJUSTABLE RATE GOVERNMENT FUND

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets	Ratio of		net investment		Ratio of		net investment
Net asset		at end of	net expenses		income to		expenses		income to		Portfolio
value, end	Total	period	to average		average net		to average		average net		turnover
of period	return(a)	(in 000s)	net assets		assets		net assets		assets		rate(d)

$9.76	1.72%	$357,708	0.89	%(b)	3.04	%(b)(f)	0.89	% (b)	3.04	%(b)(f)	93%
9.77	1.81	1,414,614	0.49	(b)	3.56	(b)(f)	0.49	(b)	3.56	(b)(f)	93
9.78	1.56	38,477	0.99	(b)	3.05	(b)(f)	0.99	(b)	3.05	(b)(f)	93

9.79	8.21	59,209	0.89		5.48		0.97		5.40		87
9.81	8.62	278,316	0.49		5.79		0.57		5.71		87
9.82	8.19	31,698	0.99		4.52		1.07		4.44		87

9.56	5.12	41,188	0.89		5.67		0.96		5.60		11
9.58	5.65	176,881	0.49		6.01		0.56		5.94		11
9.58	4.95	71	0.99		5.33		1.06		5.26		11

9.63	4.65	22,862	0.89		5.15		0.93		5.11		39
9.64	5.06	315,024	0.49		5.49		0.53		5.45		39
9.71 (e)	4.02	—	0.74	(b)	5.35	(b)	0.78	(b)	5.31	(b)	39
9.65	4.65	797	0.99		4.99		1.03		4.95		39

9.69	3.71	60,782	0.80		5.40		1.02		5.18		34
9.70	4.09	441,228	0.53		5.63		0.53		5.63		34
9.70	3.83	5,999	0.78		5.33		0.78		5.33		34
9.70	3.57	822	1.03		5.09		1.03		5.09		34

9.88	6.43	43,393	0.74		5.60		1.02		5.32		47
9.88	6.70	463,511	0.49		5.99		0.52		5.96		47
9.88	6.43	2,793	0.74		5.73		0.77		5.70		47
9.88	3.81	346	1.05	(b)	5.64	(b)	1.08	(b)	5.61	(b)	47

 GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from					Distributions to
		investment operations					shareholders

	Net asset
	value,	Net		Net realized		Total from	From net
	beginning	investment		and unrealized		investment	investment
	of period	income		gains (loss)		operations	income

FOR THE SIX MONTHS ENDED APRIL 30, (Unaudited)

2002 - Class A Shares	$10.04	$0.20	(c)(f)	$(0.06	)(f)	$0.14	$(0.23)
2002 - Class B Shares	10.01	0.18	(c)(f)	(0.08	)(f)	0.10	(0.20)
2002 - Class C Shares	9.99	0.17	(c)(f)	(0.08	)(f)	0.09	(0.19)
2002 - Institutional Shares	10.02	0.23	(c)(f)	(0.07	)(f)	0.16	(0.25)
2002 - Service Shares	10.01	0.20	(c)(f)	(0.08	)(f)	0.12	(0.22)
FOR THE YEARS ENDED OCTOBER 31,

2001 - Class A Shares	9.49	0.51	(c)	0.60		1.11	(0.56)
2001 - Class B Shares	9.46	0.47	(c)	0.58		1.05	(0.50)
2001 - Class C Shares	9.45	0.44	(c)	0.58		1.02	(0.48)
2001 - Institutional Shares	9.47	0.57	(c)	0.58		1.15	(0.60)
2001 - Service Shares	9.46	0.53	(c)	0.57		1.10	(0.55)

2000 - Class A Shares	9.57	0.59	(c)	(0.07)		0.52	(0.60)
2000 - Class B Shares	9.56	0.53	(c)	(0.09)		0.44	(0.54)
2000 - Class C Shares	9.54	0.51	(c)	(0.07)		0.44	(0.53)
2000 - Institutional Shares	9.57	0.63	(c)	(0.09)		0.54	(0.64)
2000 - Service Shares	9.56	0.58	(c)	(0.09)		0.49	(0.59)

1999 - Class A Shares	9.91	0.55		(0.36)		0.19	(0.53)
1999 - Class B Shares	9.88	0.48		(0.33)		0.15	(0.47)
1999 - Class C Shares	9.88	0.47		(0.36)		0.11	(0.45)
1999 - Institutional Shares	9.90	0.59		(0.35)		0.24	(0.57)
1999 - Administration Shares(e)	9.91	0.40	(c)	(0.25)		0.15	(0.39)
1999 - Service Shares	9.89	0.54		(0.35)		0.19	(0.52)

1998 - Class A Shares	9.88	0.57		0.04		0.61	(0.58)
1998 - Class B Shares	9.86	0.51		0.03		0.54	(0.52)
1998 - Class C Shares	9.86	0.49		0.03		0.52	(0.50)
1998 - Institutional Shares	9.86	0.58		0.06		0.64	(0.60)
1998 - Administration Shares	9.89	0.55		0.05		0.60	(0.58)
1998 - Service Shares	9.86	0.55		0.04		0.59	(0.56)

1997 - Class A Shares (commenced May 1)	9.78	0.31	(c)	0.09		0.40	(0.30)
1997 - Class B Shares (commenced May 1)	9.75	0.28	(c)	0.10		0.38	(0.27)
1997 - Class C Shares (commenced August 15)	9.83	0.12	(c)	0.02		0.14	(0.11)
1997 - Institutional Shares	9.83	0.64	(c)	0.03		0.67	(0.64)
1997 - Administration Shares	9.85	0.62	(c)	0.04		0.66	(0.62)
1997 - Service Shares	9.82	0.59	(c)	0.04		0.63	(0.59)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.
(d)	Includes the effect of mortgage dollar roll transactions.
(e)	Administration Class shares were liquidated on July 20, 1999. Ending net asset value shown as of July 20, 1999.

(f)	As required, effect November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the six months ended April 30, 2002 was to decrease net investment income per share by $0.03, increase net realized and unrealized gains and losses per share by $0.03, and decrease the ratio of net investment income to average net assets with and without expense reduction by 0.64%. Per share ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

80      The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets	Ratio of		net investment		Ratio of		net investment
Net asset		at end of	net expenses		income to		expenses		income to		Portfolio
value, end	Total	period	to average		average net		to average		average net		turnover
of period	return(a)	(in 000s)	net assets		assets		net assets		assets		rate(d)

$9.95	1.40%	$141,846	0.94	%(b)	4.12	%(b)(f)	1.04	% (b)	4.02	%(b)(f)	174%
9.91	1.01	23,674	1.54	(b)	3.55	(b)(f)	1.79	(b)	3.30	(b)(f)	174
9.89	0.94	35,376	1.69	(b)	3.35	(b)(f)	1.79	(b)	3.25	(b)(f)	174
9.93	1.61	246,885	0.54	(b)	4.57	(b)(f)	0.64	(b)	4.47	(b)(f)	174
9.91	1.26	7,898	1.04	(b)	4.08	(b)(f)	1.14	(b)	3.98	(b)(f)	174

10.04	12.00	88,394	0.94		5.26		1.11		5.09		243
10.01	11.38	16,809	1.54		4.80		1.86		4.48		243
9.99	11.12	18,871	1.69		4.59		1.86		4.42		243
10.02	12.47	206,129	0.54		5.89		0.71		5.72		243
10.01	11.93	8,154	1.04		5.40		1.21		5.23		243

9.49	5.65	29,446	0.94		6.21		1.13		6.02		130
9.46	4.80	5,743	1.54		5.63		1.88		5.29		130
9.45	4.76	5,128	1.69		5.45		1.88		5.26		130
9.47	5.85	131,462	0.54		6.64		0.73		6.45		130
9.46	5.32	6,134	1.04		6.14		1.23		5.95		130

9.57	1.97	52,235	0.94		5.61		1.07		5.48		173
9.56	1.56	6,937	1.54		5.04		1.82		4.76		173
9.54	1.21	7,029	1.69		4.83		1.82		4.70		173
9.57	2.49	146,062	0.54		6.03		0.67		5.90		173
9.67 (e)	1.57	—	0.79	(b)	5.76	(b)	0.92	(b)	5.63	(b)	173
9.56	1.97	6,605	1.04		5.54		1.17		5.41		173

9.91	6.36	56,725	0.81		5.68		1.32		5.17		120
9.88	5.62	5,025	1.41		5.12		1.87		4.66		120
9.88	5.46	4,527	1.56		4.64		1.87		4.33		120
9.90	6.75	145,514	0.53		6.06		0.84		5.75		120
9.91	6.27	7,357	0.78		5.76		1.09		5.45		120
9.89	6.12	6,232	1.03		5.56		1.34		5.25		120

9.88	4.14	9,491	0.70	(b)	6.05	(b)	1.32	(b)	5.43	(b)	103
9.86	3.94	747	1.30	(b)	5.52	(b)	1.82	(b)	5.00	(b)	103
9.86	1.44	190	1.45	(b)	5.52	(b)	1.82	(b)	5.15	(b)	103
9.86	7.07	103,729	0.45		6.43		0.82		6.06		103
9.89	6.91	1,060	0.70		6.19		1.07		5.82		103
9.86	6.63	3,337	0.95		5.92		1.32		5.55		103

 GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations					Distributions to shareholders

	Net asset							In excess	From
	value,	Net		Net realized		Total from	From net	of net	net
	beginning	investment		and unrealized		investment	investment	investment	realized	Total
	of period	income		gain (loss)		operations	income	income	gains	distributions

FOR THE SIX MONTHS ENDED APRIL 30, (Unaudited)

2002 - Class A Shares	$14.96	$0.34	(c)(e)	$(0.31	)(e)	$0.03	$(0.35)	$—	$(0.16)	$(0.51)
2002 - Class B Shares	14.96	0.29	(c)(e)	(0.32	)(e)	(0.03)	(0.29)	—	(0.16)	(0.45)
2002 - Class C Shares	14.95	0.29	(c)(e)	(0.32	)(e)	(0.03)	(0.29)	—	(0.16)	(0.45)
2002 - Institutional Shares	14.94	0.37	(c)(e)	(0.32	)(e)	0.05	(0.37)	—	(0.16)	(0.53)
2002 - Service Shares	14.93	0.34	(c)(e)	(0.31	)(e)	0.03	(0.34)	—	(0.16)	(0.50)
FOR THE YEARS ENDED OCTOBER 31,

2001 - Class A Shares	13.84	0.78	(c)	1.13		1.91	(0.79)	—	—	(0.79)
2001 - Class B Shares	13.85	0.68	(c)	1.11		1.79	(0.68)	—	—	(0.68)
2001 - Class C Shares	13.84	0.68	(c)	1.11		1.79	(0.68)	—	—	(0.68)
2001 - Institutional Shares	13.82	0.83	(c)	1.14		1.97	(0.85)	—	—	(0.85)
2001 - Service Shares	13.82	0.76	(c)	1.13		1.89	(0.78)	—	—	(0.78)

2000 - Class A Shares	13.70	0.82		0.15		0.97	(0.83)	—	—	(0.83)
2000 - Class B Shares	13.72	0.71		0.15		0.86	(0.73)	—	—	(0.73)
2000 - Class C Shares	13.71	0.71		0.14		0.85	(0.72)	—	—	(0.72)
2000 - Institutional Shares	13.69	0.87		0.14		1.01	(0.88)	—	—	(0.88)
2000 - Service Shares	13.63	0.82		0.18		1.00	(0.81)	—	—	(0.81)

1999 - Class A Shares	14.91	0.80		(0.89)		(0.09)	(0.77)	—	(0.35)	(1.12)
1999 - Class B Shares	14.92	0.69		(0.87)		(0.18)	(0.67)	—	(0.35)	(1.02)
1999 - Class C Shares	14.91	0.69		(0.88)		(0.19)	(0.66)	—	(0.35)	(1.01)
1999 - Institutional Shares	14.90	0.85		(0.88)		(0.03)	(0.83)	—	(0.35)	(1.18)
1999 - Service Shares	14.88	0.77		(0.92)		(0.15)	(0.75)	—	(0.35)	(1.10)

1998 - Class A Shares	14.59	0.81		0.45		1.26	(0.81)	(0.07)	(0.06)	(0.94)
1998 - Class B Shares	14.61	0.72		0.42		1.14	(0.72)	(0.05)	(0.06)	(0.83)
1998 - Class C Shares	14.60	0.74		0.40		1.14	(0.74)	(0.03)	(0.06)	(0.83)
1998 - Institutional Shares	14.59	0.87		0.42		1.29	(0.87)	(0.05)	(0.06)	(0.98)
1998 - Service Shares	14.59	0.80		0.40		1.20	(0.80)	(0.05)	(0.06)	(0.91)

1997 - Class A Shares	14.36	0.91		0.29		1.20	(0.90)	—	(0.07)	(0.97)
1997 - Class B Shares	14.37	0.80		0.30		1.10	(0.79)	—	(0.07)	(0.86)
1997 - Class C Shares (commenced August 15)	14.38	0.17		0.22		0.39	(0.17)	—	—	(0.17)
1997 - Institutional Shares (commenced August 15)	14.37	0.20		0.22		0.42	(0.20)	—	—	(0.20)
1997 - Service Shares (commenced August 15)	14.37	0.20		0.21		0.41	(0.19)	—	—	(0.19)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.
(d)	Includes the effect of mortgage dollar roll transactions.
(e)	As required, effect November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the six months ended April 30, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets with and without expense reduction by 0.50%. Per share ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

82      The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets	Ratio of		net investment		Ratio of		net investment
Net asset		at end of	net expenses		income to		expenses		income to		Portfolio
value, end	Total	period	to average		average net		to average		average net		turnover
of period	return(a)	(in 000s)	net assets		assets		net assets		assets		rate(d)

$14.48	0.23%	$155,769	0.98	%(b)	4.85	%(b)(e)	1.26	%(b)	4.57	%(b)(e)	309%
14.48	(0.14)	34,346	1.73	(b)	4.09	(b)(e)	2.01	(b)	3.81	(b)(e)	309
14.47	(0.14)	13,311	1.73	(b)	4.09	(b)(e)	2.01	(b)	3.81	(b)(e)	309
14.46	0.43	34,626	0.58	(b)	5.27	(b)(e)	0.86	(b)	4.99	(b)(e)	309
14.46	0.25	8,632	1.08	(b)	4.74	(b)(e)	1.36	(b)	4.46	(b)(e)	309

14.96	14.20	142,904	0.98		5.46		1.31		5.13		473
14.96	13.27	34,036	1.73		4.71		2.06		4.38		473
14.95	13.28	13,814	1.73		4.71		2.06		4.38		473
14.94	14.67	34,997	0.58		5.80		0.91		5.47		473
14.93	14.04	8,239	1.08		5.27		1.41		4.94		473

13.84	7.33	88,783	0.98		6.01		1.39		5.60		341
13.85	6.45	18,724	1.73		5.24		2.14		4.83		341
13.84	6.46	7,606	1.73		5.25		2.14		4.84		341
13.82	7.68	7,514	0.58		6.41		0.99		6.00		341
13.82	7.62	373	1.08		6.02		1.49		5.61		341

13.70	(0.63)	82,102	0.98		5.63		1.33		5.28		278
13.72	(1.29)	19,684	1.73		4.88		2.08		4.53		278
13.71	(1.29)	10,053	1.73		4.89		2.08		4.54		278
13.69	(0.23)	5,899	0.58		6.07		0.93		5.72		278
13.63	(1.01)	15	1.08		5.56		1.43		5.21		278

14.91	8.98	101,015	0.76		5.53		1.53		4.76		315
14.92	8.09	16,125	1.51		4.76		2.05		4.22		315
14.91	8.09	9,639	1.51		4.59		2.05		4.05		315
14.90	9.19	2,642	0.51		5.82		1.05		5.28		315
14.88	8.53	2	1.01		5.48		1.55		4.94		315

14.59	8.72	68,859	0.50		6.38		1.82		5.06		396
14.61	7.96	8,041	1.25		5.59		2.32		4.52		396
14.60	2.72	1,196	1.25	(b)	5.45	(b)	2.32	(b)	4.38	(b)	396
14.59	2.94	1,894	0.25	(b)	7.03	(b)	1.32	(b)	5.96	(b)	396
14.59	2.85	2	0.75	(b)	6.49	(b)	1.82	(b)	5.42	(b)	396

 GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations				Distributions to shareholders

	Net asset						In excess
	value,	Net		Net realized	Total from	From net	of net	From net
	beginning	investment		and unrealized	investment	investment	investment	realized	Total
	of period	income		gain (loss)	operations	income	income	gains	distributions

FOR THE SIX MONTHS ENDED APRIL 30, (Unaudited)

2002 - Class A Shares	$10.25	$0.29	(c)	$(0.29)	$—	$(0.26)	$—	$(0.03)	$(0.29)
2002 - Class B Shares	10.29	0.25	(c)	(0.30)	(0.05)	(0.22)	—	(0.03)	(0.25)
2002 - Class C Shares	10.29	0.25	(c)	(0.30)	(0.05)	(0.22)	—	(0.03)	(0.25)
2002 - Institutional Shares	10.28	0.30	(c)	(0.28)	0.02	(0.28)	—	(0.03)	(0.31)
2002 - Service Shares	10.28	0.28	(c)	(0.29)	(0.01)	(0.25)	—	(0.03)	(0.28)
FOR THE YEARS ENDED OCTOBER 31,

2001 - Class A Shares	9.52	0.56	(c)	0.75	1.31	(0.57)	(0.01)	—	(0.58)
2001 - Class B Shares	9.54	0.49	(c)	0.77	1.26	(0.50)	(0.01)	—	(0.51)
2001 - Class C Shares	9.55	0.49	(c)	0.76	1.25	(0.50)	(0.01)	—	(0.51)
2001 - Institutional Shares	9.54	0.60	(c)	0.76	1.36	(0.61)	(0.01)	—	(0.62)
2001 - Service Shares	9.54	0.55	(c)	0.76	1.31	(0.56)	(0.01)	—	(0.57)

2000 - Class A Shares	9.50	0.57	(c)	0.02	0.59	(0.57)	—	—	(0.57)
2000 - Class B Shares	9.52	0.50	(c)	0.02	0.52	(0.50)	—	—	(0.50)
2000 - Class C Shares	9.52	0.50	(c)	0.03	0.53	(0.50)	—	—	(0.50)
2000 - Institutional Shares	9.52	0.61	(c)	0.02	0.63	(0.61)	—	—	(0.61)
2000 - Service Shares	9.52	0.56	(c)	0.02	0.58	(0.56)	—	—	(0.56)

1999 - Class A Shares	10.25	0.54		(0.61)	(0.07)	(0.53)	—	(0.15)	(0.68)
1999 - Class B Shares	10.28	0.48		(0.62)	(0.14)	(0.47)	—	(0.15)	(0.62)
1999 - Class C Shares	10.28	0.47		(0.62)	(0.15)	(0.46)	—	(0.15)	(0.61)
1999 - Institutional Shares	10.28	0.58		(0.62)	(0.04)	(0.57)	—	(0.15)	(0.72)
1999 - Administration Shares(e)	10.27	0.40	(c)	(0.41)	(0.01)	(0.40)	—	(0.15)	(0.55)
1999 - Service Shares	10.28	0.54		(0.62)	(0.08)	(0.53)	—	(0.15)	(0.68)

1998 - Class A Shares	10.06	0.59		0.27	0.86	(0.59)	(0.02)	(0.06)	(0.67)
1998 - Class B Shares	10.09	0.52		0.27	0.79	(0.52)	(0.02)	(0.06)	(0.60)
1998 - Class C Shares	10.09	0.52		0.27	0.79	(0.52)	(0.02)	(0.06)	(0.60)
1998 - Institutional Shares	10.08	0.61		0.29	0.90	(0.61)	(0.03)	(0.06)	(0.70)
1998 - Administration Shares	10.07	0.57		0.29	0.86	(0.57)	(0.03)	(0.06)	(0.66)
1998 - Service Shares	10.09	0.56		0.27	0.83	(0.56)	(0.02)	(0.06)	(0.64)

1997 - Class A Shares (commenced May 1)	9.70	0.30		0.36	0.66	(0.30)	—	—	(0.30)
1997 - Class B Shares (commenced May 1)	9.72	0.27		0.37	0.64	(0.27)	—	—	(0.27)
1997 - Class C Shares (commenced August 15)	9.93	0.11		0.16	0.27	(0.11)	—	—	(0.11)
1997 - Institutional Shares	9.85	0.64		0.23	0.87	(0.64)	—	—	(0.64)
1997 - Administration Shares	9.84	0.62		0.23	0.85	(0.62)	—	—	(0.62)
1997 - Service Shares	9.86	0.59		0.23	0.82	(0.59)	—	—	(0.59)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.
(d)	Includes the effect of mortgage dollar roll transactions.
(e)	Administration Class shares were liquidated on July 20, 1999. Ending net asset value shown as of July 20, 1999.

84      The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets	Ratio of		net investment		Ratio of		net investment
Net asset		at end of	net expenses		income to		expenses		income to		Portfolio
value, end	Total	period	to average		average net		to average		average net		turnover
of period	return(a)	(in 000s)	net assets		assets		net assets		assets		rate(d)

$9.96	0.00%	$203,032	0.90	%(b)	5.76	%(b)	0.90	%(b)	5.76	%(b)	442%
9.99	(0.47)	26,358	1.65	(b)	4.99	(b)	1.65	(b)	4.99	(b)	442
9.99	(0.47)	14,635	1.65	(b)	5.03	(b)	1.65	(b)	5.03	(b)	442
9.99	0.20	579,044	0.50	(b)	6.17	(b)	0.50	(b)	6.17	(b)	442
9.99	(0.05)	25,668	1.00	(b)	5.63	(b)	1.00	(b)	5.63	(b)	442

10.25	14.17	178,885	0.94		5.61		0.94		5.61		315
10.29	13.51	26,848	1.69		4.93		1.69		4.93		315
10.29	13.38	11,998	1.69		4.89		1.69		4.89		315
10.28	14.69	440,836	0.54		6.05		0.54		6.05		315
10.28	14.13	26,667	1.04		5.54		1.04		5.54		315

9.52	6.48	73,846	0.94		6.04		0.97		6.01		272
9.54	5.69	14,002	1.69		5.29		1.72		5.26		272
9.55	5.80	6,107	1.69		5.30		1.72		5.27		272
9.54	6.90	268,465	0.54		6.46		0.57		6.43		272
9.54	6.37	9,445	1.04		5.95		1.07		5.92		272

9.50	(0.68)	65,368	0.94		5.57		0.98		5.53		280
9.52	(1.47)	14,654	1.69		4.83		1.73		4.79		280
9.52	(1.51)	7,443	1.69		4.82		1.73		4.78		280
9.52	(0.37)	216,973	0.54		5.97		0.58		5.93		280
9.71 (e)	(0.13)	—	0.79	(b)	5.63	(b)	0.83	(b)	5.59	(b)	280
9.52	(0.87)	8,172	1.04		5.50		1.08		5.46		280

10.25	8.76	56,267	0.74		5.58		1.21		5.11		272
10.28	7.94	7,209	1.49		4.82		1.75		4.56		272
10.28	7.94	5,587	1.49		4.81		1.75		4.55		272
10.28	9.15	195,730	0.46		5.95		0.72		5.69		272
10.27	8.88	12,743	0.71		5.70		0.97		5.44		272
10.28	8.50	5,263	0.96		5.44		1.22		5.18		272

10.06	6.94	9,336	0.70	(b)	6.13	(b)	1.33	(b)	5.50	(b)	361
10.09	6.63	621	1.45	(b)	5.28	(b)	1.83	(b)	4.90	(b)	361
10.09	2.74	272	1.45	(b)	4.84	(b)	1.83	(b)	4.46	(b)	361
10.08	9.19	79,230	0.45		6.53		0.83		6.15		361
10.07	8.92	6,176	0.70		6.27		1.08		5.89		361
10.09	8.65	1,868	0.95		6.00		1.33		5.62		361

 GOLDMAN SACHS GLOBAL INCOME FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations					Distributions to shareholders

	Net asset
	value,	Net		Net realized		Total from	From net		From net
	beginning	investment		and unrealized		investment	investment	From	realized	Total
	of period	income		gain (loss)		operations	income	capital	gains	distributions

FOR THE SIX MONTHS ENDED APRIL 30, (Unaudited)

2002 - Class A Shares	$14.72	$0.20	(c)(d)	$(0.44	)(d)	$(0.24)	$(0.23)	$—	$—	$(0.23)
2002 - Class B Shares	14.68	0.17	(c)(d)	(0.44	)(d)	(0.27)	(0.20)	—	—	(0.20)
2002 - Class C Shares	14.65	0.17	(c)(d)	(0.43	)(d)	(0.26)	(0.20)	—	—	(0.20)
2002 - Institutional Shares	14.70	0.25	(c)(d)	(0.43	)(d)	(0.18)	(0.28)	—	—	(0.28)
2002 - Service Shares	14.69	0.21	(c)(d)	(0.44	)(d)	(0.23)	(0.24)	—	—	(0.24)
FOR THE YEARS ENDED OCTOBER 31,

2001 - Class A Shares	14.68	0.55	(c)	0.85		1.40	(1.36)	—	—	(1.36)
2001 - Class B Shares	14.65	0.48	(c)	0.84		1.32	(1.29)	—	—	(1.29)
2001 - Class C Shares	14.63	0.47	(c)	0.84		1.31	(1.29)	—	—	(1.29)
2001 - Institutional Shares	14.67	0.65	(c)	0.84		1.49	(1.46)	—	—	(1.46)
2001 - Service Shares	14.66	0.57	(c)	0.84		1.41	(1.38)	—	—	(1.38)

2000 - Class A Shares	14.49	0.59	(c)	0.20		0.79	(0.60)	—	—	(0.60)
2000 - Class B Shares	14.45	0.51	(c)	0.22		0.73	(0.53)	—	—	(0.53)
2000 - Class C Shares	14.43	0.51	(c)	0.22		0.73	(0.53)	—	—	(0.53)
2000 - Institutional Shares	14.48	0.68	(c)	0.21		0.89	(0.70)	—	—	(0.70)
2000 - Service Shares	14.47	0.61	(c)	0.20		0.81	(0.62)	—	—	(0.62)

1999 - Class A Shares	15.65	0.62	(c)	(0.78)		(0.16)	(0.61)	(0.03)	(0.36)	(1.00)
1999 - Class B Shares	15.63	0.53		(0.78)		(0.25)	(0.55)	(0.02)	(0.36)	(0.93)
1999 - Class C Shares	15.60	0.53		(0.77)		(0.24)	(0.55)	(0.02)	(0.36)	(0.93)
1999 - Institutional Shares	15.64	0.71		(0.77)		(0.06)	(0.71)	(0.03)	(0.36)	(1.10)
1999 - Service Shares	15.64	0.64		(0.79)		(0.15)	(0.63)	(0.03)	(0.36)	(1.02)

1998 - Class A Shares	15.10	0.72	(c)	0.90		1.62	(1.01)	—	(0.06)	(1.07)
1998 - Class B Shares	15.08	0.63	(c)	0.92		1.55	(0.94)	—	(0.06)	(1.00)
1998 - Class C Shares	15.06	0.63	(c)	0.91		1.54	(0.94)	—	(0.06)	(1.00)
1998 - Institutional Shares	15.09	0.82	(c)	0.90		1.72	(1.11)	—	(0.06)	(1.17)
1998 - Service Shares	15.09	0.74	(c)	0.91		1.65	(1.04)	—	(0.06)	(1.10)

1997 - Class A Shares	14.53	0.59		0.77		1.36	(0.79)	—	—	(0.79)
1997 - Class B Shares	14.53	0.72		0.56		1.28	(0.73)	—	—	(0.73)
1997 - Class C Shares (commenced August 15)	14.80	0.16		0.29		0.45	(0.19)	—	—	(0.19)
1997 - Institutional Shares	14.52	0.88		0.56		1.44	(0.87)	—	—	(0.87)
1997 - Service Shares (commenced March 12)	14.69	0.53		0.39		0.92	(0.52)	—	—	(0.52)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the distributions of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.
(d)	As required, effect November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the six months ended April 30, 2002 was to decrease net investment income per share by $0.05, increase net realized and unrealized gains and losses per share by $0.05, and decrease the ratio of net investment income to average net assets with and without expense reductions by 0.63%. Per share ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

86      The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INCOME FUND

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets	Ratio of		net investment		Ratio of		net investment
Net asset		at end of	net expenses		income to		expenses		income to		Portfolio
value, end	Total	period	to average		average net		to average		average net		turnover
of period	return(a)	(in 000s)	net assets		assets		net assets		assets		rate

$14.25	(1.63)%	$275,959	1.34	%(b)	2.94	%(b)(d)	1.71	% (b)	2.57	%(b)(d)	68%
14.21	(1.87)	35,067	1.84	(b)	2.45	(b)(d)	2.21	(b)	2.08	(b)(d)	68
14.19	(1.81)	9,658	1.84	(b)	2.45	(b)(d)	2.21	(b)	2.08	(b)(d)	68
14.24	(1.24)	150,779	0.69	(b)	3.58	(b)(d)	1.06	(b)	3.21	(b)(d)	68
14.22	(1.56)	1,485	1.19	(b)	3.09	(b)(d)	1.56	(b)	2.72	(b)(d)	68

14.72	10.08	286,718	1.34		3.80		1.70		3.44		222
14.68	9.50	31,969	1.84		3.28		2.20		2.92		222
14.65	9.44	8,679	1.84		3.28		2.20		2.92		222
14.70	10.73	181,869	0.69		4.47		1.05		4.11		222
14.69	10.18	1,394	1.19		3.96		1.55		3.60		222

14.68	5.58	294,738	1.34		4.03		1.70		3.67		185
14.65	5.14	22,008	1.84		3.53		2.20		3.17		185
14.63	5.13	5,954	1.84		3.54		2.20		3.18		185
14.67	6.27	287,145	0.69		4.69		1.05		4.33		185
14.66	5.76	1,934	1.19		4.17		1.55		3.81		185

14.49	(1.14)	271,832	1.34		4.12		1.72		3.74		158
14.45	(1.74)	16,724	1.84		3.60		2.22		3.22		158
14.43	(1.68)	7,786	1.84		3.60		2.22		3.22		158
14.48	(0.49)	279,621	0.69		4.75		1.07		4.37		158
14.47	(1.06)	1,115	1.19		4.28		1.57		3.90		158

15.65	11.21	217,362	1.31		4.71		1.75		4.27		230
15.63	10.66	8,135	1.83		4.19		2.24		3.78		230
15.60	10.65	4,090	1.83		4.20		2.24		3.79		230
15.64	11.95	178,532	0.66		5.40		1.07		4.99		230
15.64	11.43	1,058	1.16		4.92		1.57		4.51		230

15.10	9.66	167,096	1.17		5.19		1.60		4.76		384
15.08	9.04	3,465	1.71		4.76		2.10		4.37		384
15.06	3.03	496	1.71	(b)	4.98	(b)	2.10	(b)	4.59	(b)	384
15.09	10.26	60,929	0.65		5.72		1.04		5.33		384
15.09	6.42	151	1.15	(b)	5.33	(b)	1.54	(b)	4.94	(b)	384

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FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and more than $320 billion in assets under management — our investment professionals bring firsthand knowledge of local markets to every investment decision, making us one of the few truly global asset managers.

[1]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Goldman Sachs Research Select FundSM, Internet Tollkeeper FundSMand CORESMare service marks of Goldman, Sachs & Co.

GOLDMAN SACHS ASSET MANAGEMENT 32 OLD SLIP, 17TH FLOOR, NEW YORK, NEW YORK 10005

TRUSTEES
Ashok N. Bakhru, *Chairman*
David B. Ford
Patrick T. Harker
Mary Patterson McPherson
Alan A. Shuch
Wilma J. Smelcer
Richard P. Strubel
Kaysie P. Uniacke

OFFICERS
Gary Black, *President*
James A. Fitzpatrick, *Vice President*
James A. McNamara, *Vice President*
John M. Perlowski, *Treasurer*
Howard B. Surloff, *Secretary*

GOLDMAN, SACHS & CO.
Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT
Investment Adviser

GOLDMAN SACHS INTERNATIONAL
133 Peterborough Court
London, England EC4A 2BB

Visit our internet address: www.gs.com/funds

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should read the Prospectus carefully before investing or sending money.

Goldman, Sachs & Co. is the distributor of the Funds.

The Goldman Sachs Government Income, Goldman Sachs Short Duration Government and Goldman Sachs Adjustable Rate Government Funds' net asset values and yields are not guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises.

Goldman Sachs Global Income and Goldman Sachs Core Fixed Income Funds' foreign investments may be more volatile than an investment in U.S. securities and are subject to the risks of currency fluctuations and political developments.

The Enhanced Income Fund is not a money market. Investors in this Fund should understand that the net asset value of the Fund will fluctuate which may result in a loss of a portion of the principal amount invested.

Copyright 2002 Goldman, Sachs & Co. All rights reserved. Date of first use: June 29, 2002 / 02-1076 FI/INVGRSAR / 41.4K / 6-02